Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a)(b)
.......... USD 570 $ 570,022
1988 CLO 5 Ltd., Series 2024-5A, Class A1,
(3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.21%, 07/15/37
(a)(b)
.......... 800 801,745
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.09%, 05/15/42
(a)(b)
.......... 918 918,686
Acore Issuer LLC, Series 2026-FL1, Class A,
(1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.09%, 08/20/43
(a)(b)
.......... 1,000 1,000,653
ACREC LLC
(a)(b)
Series 2026-FL4, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.09%,
01/18/43 ..................... 1,000 999,297
Series 2026-FL5, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.95%,
07/18/43 ..................... 1,345 1,345,000
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.09%, 08/18/44
(a)(b)
5,145 5,146,719
ACRES LLC, Series 2025-FL3, Class A, (1-mo.
CME Term SOFR at 1.62% Floor + 1.62%),
5.26%, 08/18/40
(a)(b)
................ 1,144 1,145,872
Affirm Asset Securitization Trust
(b)
Series 2025-X1, Class C, 5.34%, 04/15/30 . 252 252,167
Series 2025-X2, Class B, 4.56%, 10/15/30 . 206 205,921
Series 2025-X2, Class C, 4.93%, 10/15/30 . 100 100,000
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 . 499 500,895
Series 2025-1A, Class B, 5.13%, 02/15/33 . 221 221,471
Series 2026-1A, Class A, 4.37%, 02/15/34 . 1,322 1,314,669
Series 2026-2A, Class A, 4.67%, 04/16/35 . 1,000 996,384
AGL CLO 20 Ltd., Series 2022-20A, Class A1R,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.05%, 10/20/37
(a)(b)
.......... 580 581,016
AGL CLO 21 Ltd., Series 2022-21A, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/21/37
(a)(b)
.......... 300 300,528
AGL CLO 24 Ltd., Series 2023-24A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.15%), 5.82%, 03/31/38
(a)(b)
.......... 250 250,985
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.90%, 04/22/38
(a)(b)
.......... 250 250,213
AGL CLO 5 Ltd.
(a)(b)
Series 2020-5A, Class D1AR, (3-mo. CME
Term SOFR at 2.70% Floor + 2.70%),
6.38%, 01/20/39 ................ 250 250,953
Series 2020-5A, Class D2R3, (3-mo. CME
Term SOFR at 3.95% Floor + 3.95%),
7.63%, 01/20/39 ................ 250 242,428
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.96%, 04/20/38
(a)(b)
.......... 830 831,250
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1R, (3-mo. CME Term SOFR at 1.46% Floor
+ 1.46%), 5.14%, 07/20/37
(a)(b)
......... 1,320 1,322,874
AGL Core CLO 31 Ltd., Series 2024-31A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 5.58%, 07/20/37
(a)(b)
.......... 250 250,248
AGL Core CLO 38 Ltd., Series 2025-38A, Class
A1, (3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.90%, 01/22/38
(a)(b)
.......... 710 710,573
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AGL Core CLO 4 Ltd., Series 2020-4A, Class
AR2, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.06%, 10/20/37
(a)(b)
......... USD 920 $ 921,635
AIMCO CLO, Series 2018-AA, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
4.99%, 10/17/37
(a)(b)
................ 630 630,795
AIMCO CLO 18 Ltd., Series 2022-18A, Class
A1LR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.04%, 07/20/37
(a)(b)
..... 290 290,507
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 6.11%, 01/25/61
(b)(c)
.............. 3,094 3,096,750
ALLO Issuer LLC, Series 2026-1A, Class A2,
5.61%, 06/20/56
(b)
................. 1,962 1,981,155
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.09%, 07/20/38
(a)(b)
1,080 1,081,676
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1R, (3-mo. CME Term SOFR at
1.23% Floor + 1.23%), 4.90%, 02/15/38
(a)(b)
2,745 2,746,055
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class D, (3-mo. CME Term SOFR at
3.95% Floor + 3.95%), 7.62%, 07/15/37
(a)(b)
354 354,076
Anchorage Capital CLO 34 Ltd., Series 2025-
34A, Class A1, (3-mo. CME Term SOFR at
1.27% Floor + 1.27%), 4.94%, 01/15/39
(a)(b)
720 720,995
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class A1R3, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 4.96%, 10/27/38
(a)(b)
510 510,611
Antares CLO LLC, Series 2024-5A, Class A,
(3-mo. CME Term SOFR at 1.57% Floor +
1.57%), 5.25%, 10/20/36
(a)(b)
.......... 890 889,783
Apidos CLO XLVI Ltd., Series 2023-46A, Class
A1R, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 10/24/38
(a)(b)
......... 350 350,177
Apidos CLO XLVIII Ltd., Series 2024-48A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor +
1.44%), 5.11%, 07/25/37
(a)(b)
.......... 250 250,505
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 4.78%, 01/20/33
(a)(b)
.......... 149 149,029
Apidos CLO XXXIX Ltd.
(a)(b)
Series 2022-39A, Class A1R, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
4.90%, 10/21/38 ................ 250 250,225
Series 2022-39A, Class BR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.20%, 10/21/38 ................ 250 249,721
Series 2022-39A, Class D1R, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
6.27%, 10/21/38 ................ 250 245,448
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 27 24,409
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 5.57%,
01/20/41
(a)(b)
..................... 1,103 1,103,228
Arbor Realty Commercial Real Estate Notes
LLC
(a)(b)
Series 2025-FL1, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.99%,
01/20/43 ..................... 1,100 1,099,188
Series 2026-FL1, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.14%,
09/20/43 ..................... 750 751,358

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1, Class A, (30-day Average
SOFR at 1.45% Floor + 1.45%), 5.04%,
01/15/37
(a)(b)
..................... USD 725 $ 724,159
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.19%, 07/25/43
(a)(b)
................ 1,762 1,764,953
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.02%, 12/17/29
(a)(b)
................ 785 784,949
Ares European CLO XII DAC, Series 12A, Class
B1R, (3-mo. EURIBOR at 1.70% Floor +
1.70%), 3.94%, 04/20/32
(a)(b)
.......... EUR 297 341,280
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 4.96%, 04/25/34
(a)(b)
.......... USD 250 250,039
Ares Loan Funding VIII Ltd., Series 2024-ALF8,
Class A1, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 01/24/38
(a)(b)
..... 970 970,928
Ares LXIII CLO Ltd., Series 2022-63A, Class
A1R, (3-mo. CME Term SOFR at 1.31% Floor
+ 1.31%), 4.98%, 10/15/38
(a)(b)
......... 550 551,084
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 01/15/38
(a)(b)
..... 250 250,516
Ares XLIV CLO Ltd., Series 2017-44A, Class
CRR, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.42%, 04/15/34
(a)(b)
......... 420 418,589
Asimi Funding plc
(a)(d)
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.48%, 05/16/32 ................ GBP 82 109,667
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.13%, 05/16/32 ................ 52 68,719
Series 2025-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 12/16/32 ................ 76 100,550
Series 2025-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.48%, 12/16/32 ................ 76 100,272
Asset-Backed European Securitisation
Transaction Twenty-Five SRL, Series 25,
Class D, (1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.63%, 11/15/39
(a)(d)
.......... EUR 70 80,628
Asset-Backed European Securitisation
Transaction Twenty-Four SRL
(a)(d)
Series 2024-R, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.43%, 08/16/40 100 113,997
Series 2024-R, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.73%, 08/16/40 100 114,843
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.89%, 03/21/34 71 82,041
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 4.19%, 03/21/34 71 82,021
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.69%, 03/21/34 71 82,275
Atlas Senior Loan Fund XX Ltd., Series 2022-
20A, Class XR, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.83%, 10/19/37
(a)(b)
USD 100 99,999
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.91%, 12/29/36 EUR 60 68,694
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.51%, 12/29/36 EUR 60 $ 69,091
Series 2025-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.25%), 3.46%, 12/28/40 120 136,934
Auto ABS Spanish Loans Fondo De Titulizacion,
Series 2026-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.78%, 12/28/38
(a)(d)
100 114,355
Auto1 Car Funding SARL, Series 2024-1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.63%, 12/15/33
(a)(d)
................ 100 114,626
AutoNoria Spain FT, Series 2025-SP, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.74%, 04/30/43
(a)(d)
................ 92 104,769
Avoca CLO XVIII DAC, Series 18A, Class CR,
(3-mo. EURIBOR at 2.25% Floor + 2.25%),
4.45%, 01/15/38
(a)(b)
................ 250 287,867
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
3.50%, 04/15/35
(a)(d)
................ 200 228,143
Bain Capital Credit CLO
(a)(b)
Series 2018-2A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.23%,
07/19/31 ..................... USD 750 749,776
Series 2019-2A, Class BR3, (3-mo. CME
Term SOFR at 1.45% Floor + 1.45%),
5.13%, 10/17/32 ................ 250 249,628
Bain Capital Credit CLO Ltd., Series 2019-3A,
Class DRR, (3-mo. CME Term SOFR at
2.80% Floor + 2.80%), 6.47%, 10/21/34
(a)(b)
250 247,558
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.06%, 07/20/37
(a)(b)
..... 617 618,057
Ballyrock CLO 25 Ltd., Series 2023-25A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.42%, 01/25/38
(a)(b)
......... 250 250,149
Ballyrock CLO 29 Ltd., Series 2025-29A, Class
A1A, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 07/25/38
(a)(b)
......... 250 250,458
Ballyrock CLO 32 Ltd., Series 2025-32A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 01/25/39
(a)(b)
.......... 510 510,906
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 10/25/38
(a)(b)
.......... 250 250,122
BAR Issuer LLC, Series 2026-FL1, Class A,
(1-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.24%, 08/20/43
(a)(b)
.......... 2,000 2,001,283
BARC, Series 2026-CES1, Class A1A, 4.84%,
01/25/56
(b)(c)
..................... 685 675,469
Bardot CLO Ltd., Series 2019-2A, Class ARR,
(3-mo. CME Term SOFR at 0.98% Floor +
0.98%), 4.64%, 10/22/32
(a)(b)
.......... 188 188,364
Barings CLO Ltd., Series 2018-2A, Class B1AR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.32%, 07/15/36
(a)(b)
.......... 1,840 1,844,799
Barrow Hanley CLO II Ltd., Series 2023-2A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.99%, 03/31/38
(a)(b)
..... 370 370,522
Basswood Park CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.03% Floor
+ 1.03%), 4.71%, 04/20/34
(a)(b)
......... 250 249,999
Battalion CLO 18 Ltd., Series 2020-18A, Class
BRR, (3-mo. CME Term SOFR at 1.80% Floor
+ 1.80%), 5.47%, 10/15/36
(a)(b)
......... 375 375,283

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO VIII Ltd., Series 2015-8A, Class
A2R3, (3-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.68%, 07/18/30
(a)(b)
..... USD 102 $ 101,603
Battalion CLO XIV Ltd., Series 2019-14A, Class
AR2, (3-mo. CME Term SOFR at 1.14% Floor
+ 1.14%), 4.82%, 01/20/35
(a)(b)
......... 3,725 3,723,573
Battalion CLO XIX Ltd., Series 2021-19A, Class
AR, (3-mo. CME Term SOFR at 1.04% Floor
+ 1.04%), 4.65%, 04/15/34
(a)(b)
......... 500 499,962
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 03/30/38
(a)(b)
.......... 300 300,002
BBAM US CLO V Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 07/25/38
(a)(b)
.......... 250 250,503
BBAM US CLO VI Ltd., Series 2025-6A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 01/27/39
(a)(b)
.......... 720 720,500
BDS LLC, Series 2024-FL13, Class A, (1-mo.
CME Term SOFR at 1.58% Floor + 1.58%),
5.22%, 09/19/39
(a)(b)
................ 2,591 2,593,456
Benefit Street Partners CLO 42 Ltd., Series
2025-42A, Class A, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 4.97%, 10/25/38
(a)(b)
690 690,795
Benefit Street Partners CLO 44 Ltd., Series
2025-44A, Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 4.89%, 01/15/39
(a)(b)
570 570,309
Benefit Street Partners CLO XII-B Ltd.
(a)(b)
Series 2017-12BRA, Class A, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.04%, 10/15/37 ................ 290 290,494
Series 2017-12BRA, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.37%, 10/15/37 ................ 410 410,367
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.85%, 01/25/38
(a)(b)
250 249,829
Benefit Street Partners CLO XXVI Ltd., Series
2022-26A, Class AR, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.06%, 07/20/37
(a)(b)
270 270,425
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.05%, 10/20/37
(a)(b)
2,420 2,424,235
Birch Grove CLO 10 Ltd., Series 2024-10A,
Class A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.05%, 01/22/38
(a)(b)
..... 550 551,100
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1R, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.08%, 10/19/37
(a)(b)
......... 500 500,891
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.94%, 01/19/38
(a)(b)
......... 250 250,209
Birch Grove CLO 4 Ltd., Series 2022-4A, Class
A1R, (3-mo. CME Term SOFR at 1.48% Floor
+ 1.48%), 5.15%, 07/15/37
(a)(b)
......... 250 250,238
BlueMountain CLO Ltd.
(a)(b)
Series 2014-2A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.01%),
5.69%, 10/20/30 ................ 250 250,027
Series 2015-3A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
4.94%, 04/20/31 ................ 56 55,918
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
4.85%, 11/15/30 ................ 23 22,846
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 5.63%,
07/30/30 ..................... USD 2,000 $ 2,000,205
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 5.61%,
08/15/31 ..................... 1,200 1,200,472
Series 2018-3A, Class A1R, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.86%, 10/25/30 ................ 87 87,345
Series 2018-3A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
10/25/30 ..................... 420 420,322
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 5.43%, 07/15/31
(a)(b)
..... 2,020 2,021,474
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 01/15/38
(a)(b)
250 250,339
BlueMountain CLO XXVI Ltd., Series 2019-26A,
Class AR2, (3-mo. CME Term SOFR at 1.05%
Floor + 1.05%), 4.69%, 10/20/34
(a)(b)
..... 2,000 1,999,494
BlueMountain CLO XXXV Ltd., Series 2022-35A,
Class A1R, (3-mo. CME Term SOFR at 1.42%
Floor + 1.42%), 5.08%, 10/22/37
(a)(b)
..... 250 250,500
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor +
1.75%), 3.95%, 10/15/35
(a)(b)
.......... EUR 660 756,475
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A2, (3-mo. CME Term SOFR at
0.00% Floor + 1.86%), 5.54%, 10/20/30
(a)(b)
USD 300 300,119
Brant Point CLO Ltd., Series 2024-6A, Class D1,
(3-mo. CME Term SOFR at 3.20% Floor +
3.20%), 6.87%, 01/15/38
(a)(b)
.......... 250 251,032
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b)(c)
... 242 242,281
Bridge Street CLO III Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.10%, 10/20/37
(a)(b)
......... 510 511,089
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 01/15/39
(a)(b)
.......... 870 871,292
Brignole Co., Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 4.28%,
02/24/42
(a)(d)
..................... EUR 41 47,650
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.01%, 07/20/38
(a)(b)
.......... USD 1,050 1,051,860
Bryant Park Funding Ltd.
(a)(b)
Series 2024-24A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/37 ..................... 3,250 3,255,693
Series 2025-28A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.90%,
01/22/39 ..................... 410 410,305
BSPDF Issuer LLC
(a)(b)
Series 2025-FL2, Class A, (1-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.15%,
12/15/42 ..................... 185 185,430
Series 2026-FL3, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.09%,
09/18/43 ..................... 3,250 3,249,984
Buckhorn Park CLO Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.07%), 4.75%, 07/18/34
(a)(b)
......... 570 570,062

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.28%, 10/18/42
(a)(b)
................ USD 1,589 $ 1,591,779
California Street CLO IX LP, Series 2012-9A,
Class BR3, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 5.69%, 07/16/32
(a)(b)
..... 1,200 1,200,596
Canyon Capital CLO Ltd., Series 2016-1A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.33%), 5.00%, 07/15/31
(a)(b)
......... 37 36,543
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.00%,
07/15/31 ..................... 40 39,518
Series 2020-3A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.62%,
10/15/37 ..................... 350 350,245
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 08/20/31 ................ GBP 357 475,573
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 08/20/31 ................ 271 363,074
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.07%, 10/21/37 ................ USD 867 868,517
Series 2019-4A, Class A1R2, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
4.86%, 06/22/39 ................ 1,250 1,251,209
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.08%, 07/25/37 ................ 250 250,453
Series 2022-2A, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.04%, 01/20/38 ................ 250 250,444
Series 2025-6A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.88%,
01/20/39 ..................... 400 399,750
Cedar Funding VII CLO Ltd., Series 2018-7A,
Class AR2, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.96%, 10/20/38
(a)(b)
..... 550 550,710
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R2, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 4.97%, 05/29/32
(a)(b)
280 279,992
Cerberus Loan Funding XLIV LLC, Series
2023-5A, Class A, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.02%, 01/15/36
(a)(b)
310 310,272
CIFC Funding Ltd.
(a)(b)
Series 2014-3A, Class A1R, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.85%, 03/31/38 ................ 500 499,758
Series 2017-5A, Class AR, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.09%,
07/17/37 ..................... 250 250,451
Series 2018-1A, Class A1R, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.00%, 01/18/38 ................ 960 961,277
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
01/18/38 ..................... 500 501,727
Series 2018-2A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.05%, 10/20/37 ................ 250 250,438
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.04%, 10/20/37 ................ USD 1,370 $ 1,372,406
Series 2019-3A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.48%, 01/16/38 ................ 490 490,828
Series 2020-4A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 01/15/40 ................ 1,830 1,832,153
Series 2021-4A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
07/23/37 ..................... 700 701,206
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
4.91%, 10/15/38 ................ 414 414,846
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.15%,
07/21/37 ..................... 250 250,396
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
10/24/38 ..................... 470 470,823
Series 2025-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/24/38 ..................... 320 321,031
Series 2025-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
10/24/38 ..................... 320 320,841
Clover CLO LLC, Series 2021-3A, Class AR,
(3-mo. CME Term SOFR at 1.07% Floor +
1.07%), 4.74%, 01/25/35
(a)(b)
.......... 850 850,038
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 .. 124 112,942
Series 2021-B, Class C, 2.72%, 06/25/52 . 52 48,401
Compass Datacenters Issuer III LLC
(b)
Series 2025-3A, Class A2, 5.29%, 07/25/50 1,915 1,889,342
Series 2026-1A, Class A21, 4.90%, 02/25/56 1,541 1,521,917
Series 2026-1A, Class A22, 5.29%, 02/25/56 3,394 3,357,622
Series 2026-1A, Class A23, 5.44%, 02/25/56 803 791,261
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
........... 488 489,320
Consolidated Communications LLC
(b)
Series 2025-4A, Class A2, 5.52%, 12/20/55 300 301,212
Series 2025-4A, Class B, 5.77%, 12/20/55 . 3,454 3,448,425
Series 2026-1A, Class A2, 5.08%, 03/20/56 713 704,014
Series 2026-1A, Class B, 5.42%, 03/20/56 . 408 399,905
CoreVest American Finance Trust, Series 2026-
1, Class A, 5.36%, 06/15/59
(b)(c)
........ 1,595 1,597,466
CQS US CLO 5 Ltd., Series 2025-5A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.46%, 01/17/39
(a)(b)
.......... 250 250,563
Creeksource Dunes Creek CLO Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.08%,
01/15/38 ..................... 500 500,891
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/15/38 ..................... 250 250,834
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b)(c)
............ 179 178,100
Crown Point CLO 11 Ltd., Series 2021-11A,
Class A1R, (3-mo. CME Term SOFR at 1.26%
Floor + 1.26%), 4.94%, 02/28/38
(a)(b)
..... 250 250,219
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 3.48%, 02/22/34
(a)(d)
......... EUR 260 297,127

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 3.88%,
01/15/37
(a)
...................... USD 65 $ 63,449
D2 Multifamily Credit Issuer Ltd., Series 2026-
FL1, Class A, (1-mo. CME Term SOFR at
1.45% Floor + 1.45%), 5.09%, 11/19/43
(a)(b)
500 500,376
Diameter Capital CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.91%, 01/20/39
(a)(b)
..... 1,010 1,010,614
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 01/15/38
(a)(b)
..... 710 711,058
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.08%, 10/20/37
(a)(b)
..... 4,590 4,598,219
Dowson plc
(a)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.08%, 08/20/31 ................ GBP 100 133,509
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.38%, 05/20/33 ................ 100 132,760
Dryden 104 CLO Ltd., Series 2022-104A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 4.93%, 08/20/34
(a)(b)
......... USD 690 690,126
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 4.95%, 04/15/31
(a)(b)
.......... 85 84,957
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 4.91%, 04/18/31
(a)(b)
.......... 93 93,409
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 5.54%, 07/18/30
(a)(b)
.......... 250 250,293
Dryden 68 CLO Ltd., Series 2019-68A, Class
ARR, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.10%), 4.77%, 07/15/35
(a)(b)
......... 250 250,050
Dryden 85 CLO Ltd., Series 2020-85A, Class
A1LN, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 07/15/37
(a)(b)
..... 360 360,279
Dryden 87 CLO Ltd., Series 2021-87A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.39%, 08/20/38
(a)(b)
......... 330 330,844
Dwight Issuer LLC, Series 2025-FL1, Class A,
(1-mo. CME Term SOFR at 1.66% Floor +
1.66%), 5.30%, 06/18/42
(a)(b)
.......... 127 127,254
Eaton Vance CLO Ltd., Series 2020-2A, Class
AR2, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 10/15/37
(a)(b)
......... 250 250,393
Edgeconnex Data Centers Europe BV, Series
2026-1X, Class A2, 4.50%, 04/30/56
(c)(d)
... EUR 938 1,070,402
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
...................... USD 318 316,678
Elmwood CLO 38 Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 4.81%, 04/22/38
(a)(b)
.......... 1,370 1,369,367
Elmwood CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.12%
Floor + 1.12%), 4.80%, 04/20/37
(a)(b)
..... 880 879,525
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.38%, 10/20/37
(a)(b)
......... 250 250,664
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.38%, 07/18/37
(a)(b)
......... USD 250 $ 250,712
Elmwood CLO IX Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.14% Floor
+ 1.14%), 4.82%, 04/20/38
(a)(b)
......... 820 819,555
Elmwood CLO VI Ltd., Series 2020-3A, Class
ARR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.06%, 07/18/37
(a)(b)
......... 360 360,000
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.04%, 10/17/37
(a)(b)
..... 250 250,445
Elmwood CLO X Ltd., Series 2021-3A, Class
CR2, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.63%, 07/20/38
(a)(b)
......... 250 250,811
Elmwood CLO XII Ltd., Series 2021-5A, Class
AR, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 10/15/37
(a)(b)
......... 292 292,511
FIGRE Trust
(a)(b)
Series 2025-HE7, Class A, 5.15%, 11/25/55 495 490,897
Series 2026-HE1, Class A, 4.98%, 01/25/56 828 815,872
Series 2026-HE1, Class B, 5.18%, 01/25/56 151 149,086
Series 2026-HE2, Class A, 5.05%, 01/25/56 5,106 5,028,797
Firstlight Issuer LLC, Series 2026-1A, Class A2,
5.87%, 06/20/56
(b)
................. 322 323,371
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.04%, 10/19/37 ................ 3,150 3,156,300
Series 2021-1A, Class A2R, (3-mo. CME
Term SOFR at 1.58% Floor + 1.58%),
5.26%, 10/19/37 ................ 430 431,031
Flatiron CLO 25 Ltd.
(a)(b)
Series 2024-2A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
10/17/37 ..................... 260 260,507
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.28%,
10/17/37 ..................... 250 250,632
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.86%, 10/18/34 EUR 123 140,925
Series 2025-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.61%, 10/18/35 100 114,122
Foundation Finance Trust, Series 2025-1A, Class
A, 4.95%, 04/15/50
(b)
............... USD 406 405,274
FS Rialto Issuer LLC
(a)(b)
Series 2024-FL9, Class A, (1-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.27%,
10/19/39 ..................... 931 931,941
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.02%,
08/19/42 ..................... 210 209,746
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.09%,
01/19/44 ..................... 459 459,174
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.54%, 07/20/38 ..... EUR 114 129,858
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.89%, 07/20/38 ..... 114 130,086
GAMMA Sociedade de Titularizacao de Creditos
SA Consumer Totta 3, Series 3, Class C,
(3-mo. EURIBOR at 0.00% Floor + 1.50%),
3.67%, 10/25/35
(a)(d)
................ 83 95,251

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golden Bar Securitisation SRL
(a)(d)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.89%, 09/22/43 EUR 185 $ 213,428
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.29%, 12/20/44 82 93,497
Series 2025-2, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.60%), 3.99%, 12/22/44 83 95,002
Golden Ray SA Compartment 1, Series 1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 2.00%),
4.21%, 12/27/57
(a)(d)
................ 100 113,641
Golden Ray SA Compartment 2, Series 2, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.71%, 12/27/58
(a)(d)
................ 100 114,602
GoldenTree Loan Management US CLO 23
Ltd., Series 2024-23A, Class A, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%), 4.95%,
01/20/39
(a)(b)
..................... USD 370 370,482
GoldenTree Loan Management US CLO 25
Ltd., Series 2025-25A, Class A, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%), 5.00%,
04/20/37
(a)(b)
..................... 290 290,508
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.99%, 04/17/38
(a)(b)
..... 600 601,029
Golub Capital Partners CLO 17 Ltd., Series
2013-17A, Class A1RR, (3-mo. CME Term
SOFR at 1.47% Floor + 1.47%), 5.12%,
02/09/39
(a)(b)
..................... 1,400 1,399,278
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.02%,
10/20/37
(a)(b)
..................... 290 290,412
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.04%,
10/25/37 ..................... 250 250,447
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 5.34%,
10/25/37 ..................... 250 250,482
Series 2024-76A, Class D1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 6.57%,
10/25/37 ..................... 250 249,828
Golub Capital Partners CLO 78M, Series 2025-
78A, Class A1, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.05%, 04/21/39
(a)(b)
250 249,064
Golub Capital Private Credit Fund CLO 2, Series
2025-1A, Class A1, (3-mo. CME Term SOFR
at 1.47% Floor + 1.47%), 5.15%, 10/18/39
(a)(b)
250 249,277
Great Lakes CLO IX Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.22%, 01/15/39
(a)(b)
.......... 740 739,765
GreenSky Home Improvement Issuer Trust
(b)
Series 2025-2A, Class C, 5.26%, 06/25/60 . 317 315,215
Series 2025-2A, Class D, 5.56%, 06/25/60 . 253 251,461
Series 2025-3A, Class A3, 4.52%, 12/27/60 713 706,740
Greystone CRE Notes LLC, Series 2025-FL4,
Class A, (1-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.11%, 01/15/43
(a)(b)
..... 409 409,344
GS Mortgage-Backed Securities Trust
(b)(c)
Series 2026-CES1, Class A1, 4.90%,
05/25/56 ..................... 2,589 2,563,855
Series 2026-CES1, Class A2, 5.27%,
05/25/56 ..................... 333 330,270
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14% Floor
+ 0.25%), 3.90%, 03/25/36
(a)
.......... USD 401 $ 124,005
GT Loan Financing I Ltd., Series 2013-1A, Class
AR2, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 4.89%, 04/28/39
(a)(b)
......... 870 870,696
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.16%, 04/20/34
(a)(b)
.......... 270 270,110
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.03%, 01/20/38
(a)(b)
......... 250 250,376
Hermitage 2026 plc, Series 2026-1, Class D,
(Sterling Overnight Index Average at 0.00%
Floor + 1.55%), 0.00%, 07/21/46
(a)(d)
..... GBP 100 132,645
Hill FL BV, Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.95%), 4.16%,
10/18/32
(a)(d)
..................... EUR 71 80,494
HIVE BV, Series 2026-1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.55%), 3.84%,
06/21/46
(a)(d)
..................... 100 114,264
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 6.23%,
07/21/87
(a)(d)
..................... AUD 660 455,371
Huntington Bank Auto Credit-Linked Notes
(a)(b)
Series 2024-1, Class B2, (30-day Average
SOFR at 0.00% Floor + 1.40%), 5.01%,
05/20/32 ..................... USD 471 471,884
Series 2024-2, Class B2, (30-day Average
SOFR at 0.00% Floor + 1.35%), 4.96%,
10/20/32 ..................... 518 519,993
Series 2025-2, Class B2, (30-day Average
SOFR at 0.00% Floor + 1.20%), 4.81%,
09/20/33 ..................... 451 452,615
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.37%, 10/19/42
(a)(b)
................ 819 820,621
Invesco CLO Ltd., Series 2022-1A, Class B,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.48%, 04/20/35
(a)(b)
.......... 270 270,381
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 07/15/38
(a)(b)
.......... 530 530,926
IVY Hill Middle Market Credit Fund XVIII Ltd.,
Series 18A, Class A1R, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.24%,
01/22/37
(a)(b)
..................... 750 750,188
J.P. Morgan Mortgage Trust, Series 2026-CES1,
Class A1B, 4.96%, 06/25/56
(b)(c)
........ 1,816 1,794,708
Jersey Mike's Funding LLC, Series 2026-1A,
Class A2II, 5.48%, 02/15/56
(b)
......... 3,090 3,053,421
Kennedy Lewis CLO 12 Ltd.
(a)(b)
Series 2023-12A, Class AR, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.01%, 07/20/38 ................ 1,000 1,001,913
Series 2023-12A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
5.68%, 07/20/38 ................ 250 250,853
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.91%, 04/22/36
(a)(b)
..... 250 250,261
Kennedy Lewis CLO 20 Ltd., Series 2024-20A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.37%, 01/25/38
(a)(b)
..... 510 511,494

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
ARR, (3-mo. CME Term SOFR at 1.43% Floor
+ 1.43%), 5.11%, 07/20/37
(a)(b)
......... USD 1,560 $ 1,562,606
Kennedy Lewis CLO 8 Ltd., Series 8A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.06%, 01/20/38
(a)(b)
..... 250 250,448
KKR CLO 17 Ltd., Series 17, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
5.53%, 04/15/34
(a)(b)
................ 250 250,001
KKR CLO 21 Ltd., Series 21, Class A, (3-mo.
CME Term SOFR at 0.00% Floor + 1.26%),
4.93%, 04/15/31
(a)(b)
................ 16 16,161
KKR CLO 28 Ltd., Series 28A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor + 1.12%),
4.80%, 02/09/35
(a)(b)
................ 370 369,877
KKR CLO 30 Ltd., Series 30A, Class BR2,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.53%, 04/17/37
(a)(b)
.......... 260 260,396
KKR CLO 34 Ltd., Series 34A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor + 1.10%),
4.77%, 07/15/34
(a)(b)
................ 730 730,098
KKR CLO 35 Ltd., Series 35A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.88%, 01/20/38
(a)(b)
................ 250 250,058
KKR CLO 36 Ltd., Series 36A, Class AR, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
4.82%, 10/15/34
(a)(b)
................ 1,500 1,499,710
KKR CLO 48 Ltd., Series 48A, Class AR, (3-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
4.95%, 10/20/38
(a)(b)
................ 250 250,367
KKR CLO 54 Ltd., Series 2024-54A, Class A,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/15/38
(a) (b)
.......... 250 250,352
KKR Financial CLO Ltd., Series 2013-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 10/15/38
(a)(b)
..... 500 500,750
Latitude Australia Credit Card Master Trust,
Series 2026-1, Class D, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.85%), 6.15%, 09/22/38
(a)(d)
..... AUD 500 345,451
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.00%,
04/15/31
(a)(b)
..................... USD 43 43,448
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor + 1.28%), 4.96%,
07/20/34
(a)(b)
..................... 1,020 1,020,973
LCM 32 Ltd., Series 32A, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%), 5.64%,
07/20/34
(a)(b)
..................... 250 250,037
LCM 34 Ltd., Series 34A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%), 5.38%,
10/20/34
(a)(b)
..................... 250 250,066
Lendmark Funding Trust
(b)
Series 2024-1A, Class B, 5.88%, 06/21/32 . 437 439,181
Series 2024-1A, Class C, 6.40%, 06/21/32 . 168 169,099
Series 2024-1A, Class D, 7.21%, 06/21/32 . 195 196,647
Series 2024-2A, Class B, 4.86%, 02/21/34 . 263 262,053
Series 2024-2A, Class C, 5.25%, 02/21/34 . 100 99,929
Series 2024-2A, Class D, 5.69%, 02/21/34 . 387 386,605
Series 2025-1A, Class A, 4.94%, 09/20/34 . 1,380 1,381,765
Series 2025-1A, Class C, 5.68%, 09/20/34 . 100 100,321
Series 2025-3A, Class A, 4.51%, 05/21/35 . 1,595 1,568,866
Series 2025-3A, Class B, 4.83%, 05/21/35 . 264 258,558
Series 2025-3A, Class C, 5.04%, 05/21/35 . 100 97,483
Series 2026-1A, Class A, 4.80%, 11/20/35 . 755 749,803
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2026-1A, Class C, 5.40%, 11/20/35 . USD 228 $ 226,053
LoanCore Issuer LLC, Series 2025-CRE9, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.09%, 08/18/42
(a)(b)
.......... 770 769,997
London Cards No. 3 plc, Series 3X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.74%, 12/15/35
(a)(d)
..... GBP 272 360,636
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
.......... USD 461 463,159
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/27/34
(a)(b)
880 880,041
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 4.81%, 04/23/38
(a)(b)
680 679,471
Madison Park Funding LXXIII Ltd., Series 2025-
73A, Class B, (3-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.38%, 10/17/38
(a)(b)
270 270,761
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 5.23%, 10/20/29
(a)(b)
3 3,111
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 4.88%, 04/20/38
(a)(b)
250 250,017
Madison Park Funding XXX Ltd.
(a)(b)
Series 2018-30A, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.04%, 07/16/37 ................ 2,820 2,824,495
Series 2018-30A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
5.43%, 07/16/37 ................ 250 250,075
Marble Point CLO XV Ltd., Series 2019-1A,
Class BR2, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.27%, 07/23/32
(a)(b)
..... 336 336,459
Mariner Finance Issuance Trust
(b)
Series 2024-AA, Class A, 5.13%, 09/22/36 . 1,174 1,178,109
Series 2024-AA, Class D, 6.77%, 09/22/36 100 101,083
Series 2024-BA, Class A, 4.91%, 11/20/38 . 2,191 2,187,364
Series 2024-BA, Class D, 6.36%, 11/20/38 267 270,341
Series 2025-AA, Class A, 4.98%, 05/20/38 . 2,080 2,083,170
Series 2025-AA, Class B, 5.33%, 05/20/38 281 282,016
Series 2025-AA, Class C, 5.69%, 05/20/38 289 289,727
Series 2026-AA, Class A, 5.01%, 05/20/39 . 350 349,950
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
4.99%, 02/18/41
(a)(b)
................ 812 812,316
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 5.79%,
06/19/37 ..................... 476 475,628
Series 2025-FL19, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.13%,
05/18/42 ..................... 1,056 1,057,291
MidOcean Credit CLO XI Ltd., Series 2022-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.21% Floor + 1.21%), 4.89%, 01/18/36
(a)(b)
250 250,200
Mila BV, Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.45%), 3.70%,
09/16/41
(a)(d)
..................... EUR 64 73,025
Navient Education Loan Trust, Series 2026-A,
Class A, 4.86%, 09/15/56
(b)
........... USD 411 408,426
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 4.64%, 11/15/68
(a)(b)
130 130,183

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%, 12/15/59 USD 159 $ 158,044
Series 2019-CA, Class A2, 3.13%, 02/15/68 74 73,873
Series 2021-DA, Class B, 2.61%, 04/15/60 161 142,485
Series 2021-DA, Class C, 3.48%, 04/15/60 432 398,701
Series 2024-A, Class A, 5.66%, 10/15/72 .. 844 856,878
Navient Refinance Loan Trust, Series 2025-B,
Class A, 4.72%, 09/15/55
(b)
........... 1,125 1,116,219
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
......... 83 81,756
Nelnet Student Loan Trust
(a)(b)
Series 2025-AA, Class A1B, (30-day Average
SOFR at 0.00% Floor + 1.10%), 4.69%,
03/15/57 ..................... 2,229 2,218,080
Series 2025-BA, Class A1B, (30-day Average
SOFR at 0.00% Floor + 1.35%), 4.94%,
05/17/55 ..................... 2,779 2,785,604
Series 2025-CA, Class A1B, (30-day Average
SOFR at 1.35% Floor + 1.35%), 4.96%,
06/22/65 ..................... 1,363 1,364,928
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class A1R2, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 4.85%,
04/15/39
(a)(b)
..................... 250 249,873
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class AR2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 4.91%,
01/20/39
(a)(b)
..................... 1,250 1,250,825
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.33%,
07/20/39
(a)(b)
..................... 250 250,722
Neuberger Berman Loan Advisers CLO 51 Ltd.,
Series 2022-51A, Class D1R2, (3-mo. CME
Term SOFR at 2.80% Floor + 2.80%), 6.47%,
10/23/36
(a)(b)
..................... 250 249,937
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 01/15/38
(a)(b)
......... 390 390,677
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.01%,
10/20/38 ..................... 250 250,444
Series CLO-3A, Class CR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.63%,
10/20/38 ..................... 1,000 1,003,307
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.88%, 03/31/38
(a)(b)
.......... 250 250,013
Newday Funding, Series 2026-1X, Class D,
(Sterling Overnight Index Average at 0.00%
Floor + 1.70%), 0.00%, 07/15/34
(a)(d)
..... GBP 106 140,604
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.14%, 07/15/32 ................ 134 178,373
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.64%, 07/15/32 ................ 156 208,083
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.39%, 07/15/32 ................ 337 451,052
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.25%, 07/15/33 ................ 192 254,933
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Noria DE, Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.65%), 3.89%,
02/25/43
(a)(d)
..................... EUR 65 $ 74,579
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class AR2, (3-mo. CME Term SOFR at
1.13% Floor + 1.13%), 4.81%, 04/20/38
(a)(b)
USD 470 469,708
Oaktree CLO Ltd.
(a)(b)
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 01/15/38 ................ 250 249,932
Series 2024-27A, Class A2, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 5.23%,
10/22/37 ..................... 250 250,579
Series 2025-31A, Class A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 4.99%,
07/15/38 ..................... 750 751,259
Oban Cards plc
(a)(d)
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 06/17/35 ................ GBP 100 132,824
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.73%, 06/17/35 ................ 119 158,609
OCP CLO Ltd.
(a)(b)
Series 2016-12A, Class BAR3, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
5.36%, 10/18/37 ................ USD 430 430,397
Series 2016-12A, Class XR3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
4.88%, 10/18/37 ................ 315 315,003
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.01%, 11/26/37 ................ 2,087 2,090,537
Series 2017-13A, Class X, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 4.77%,
11/26/37 ..................... 146 145,833
Series 2020-18A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
6.78%, 07/20/37 ................ 250 250,251
Series 2020-19A, Class D1R2, (3-mo. CME
Term SOFR at 2.70% Floor + 2.70%),
6.38%, 04/20/38 ................ 250 248,478
Series 2021-22A, Class AR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.03%, 10/20/37 ................ 300 300,555
Series 2024-37A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
10/15/37 ..................... 310 310,465
Series 2024-37A, Class B1, (3-mo. CME Term
SOFR at 1.68% Floor + 1.68%), 5.35%,
10/15/37 ..................... 310 310,383
Series 2025-42A, Class A, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.93%,
05/21/38 ..................... 400 400,401
Series 2025-45A, Class A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.23%), 4.90%,
10/15/38 ..................... 250 250,157
Series 2025-46A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 5.05%,
10/15/38 ..................... 350 350,205
Series 2025-46A, Class C, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.55%,
10/15/38 ..................... 250 249,795
Series 2025-46A, Class D1, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.30%,
10/15/38 ..................... 250 249,031

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon 75 Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.86%, 01/22/38
(a)(b)
.......... USD 250 $ 250,106
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class A1R2, (3-mo. CME Term
SOFR at 1.09% Floor + 1.09%), 4.76%,
10/15/33
(a)(b)
..................... 720 720,115
OHA Credit Funding 10-R Ltd., Series 2021-
10RA, Class A1, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 4.94%, 07/18/37
(a)(b)
510 510,505
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class B1R2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 5.22%, 01/21/38
(a)(b)
250 249,749
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/38
(a)(b)
..... 1,450 1,451,938
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.95%, 01/22/38
(a)(b)
..... 660 661,037
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class B1R, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.38%, 10/18/37
(a)(b)
..... 250 250,654
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.96%, 07/19/38
(a)(b)
1,080 1,081,065
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class A1R, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.03%, 10/19/37
(a)(b)
..... 560 561,093
OHA Credit Partners VII Ltd., Series 2012-7A,
Class AR4, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 4.78%, 02/20/38
(a)(b)
..... 250 249,870
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.03%, 10/18/37
(a)(b)
..... 1,160 1,162,259
OHS Issuer LLC, Series 2026-1A, Class A2,
5.98%, 02/25/61
(b)
................. 1,622 1,579,483
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 535,371
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,362,511
Series 2021-1A, Class C, 2.22%, 06/16/36 . 100 94,497
Series 2023-2A, Class A2, (30-day Average
SOFR at 0.00% Floor + 1.50%), 5.09%,
09/15/36
(a)
.................... 120 120,740
Series 2025-1A, Class D, 5.79%, 07/14/38 . 421 423,383
Orchard Park CLO Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.04%,
10/20/37 ..................... 3,070 3,074,912
Series 2024-1A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
10/20/37 ..................... 280 280,884
Owl Rock CLO III Ltd., Series 2020-3A, Class
AR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 5.53%, 04/20/36
(a)(b)
......... 250 250,202
Owl Rock CLO V LLC, Series 2020-5A, Class
A1R, (3-mo. CME Term SOFR at 1.78% Floor
+ 1.78%), 5.46%, 04/20/34
(a)(b)
......... 250 250,189
Owl Rock CLO VII LLC, Series 2022-7A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.08%, 04/20/38
(a)(b)
......... 590 589,616
OZLM XVIII Ltd., Series 2018-18A, Class B,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 5.48%, 04/15/31
(a)(b)
.......... 157 157,163
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OZLM XXIV Ltd., Series 2019-24A, Class A2AR,
(3-mo. CME Term SOFR at 1.96% Floor +
1.96%), 5.64%, 07/20/32
(a)(b)
.......... USD 250 $ 250,251
Palmer Square CLO Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.03%, 07/20/37 ................ 500 500,977
Series 2022-3A, Class D1R, (3-mo. CME
Term SOFR at 2.95% Floor + 2.95%),
6.63%, 07/20/37 ................ 250 250,007
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.33%,
07/20/37 ..................... 750 751,903
Series 2025-4A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 4.95%,
10/20/38 ..................... 330 330,497
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2025-3A, Class A1, (3-mo. CME Term
SOFR at 0.95% Floor + 0.95%), 4.66%,
01/15/34 ..................... 1,020 1,019,526
Series 2025-3A, Class C, (3-mo. CME Term
SOFR at 2.40% Floor + 2.40%), 6.11%,
01/15/34 ..................... 250 250,209
Panorama Auto Trust
(a)(d)
Series 2025-4, Class C, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.50%), 5.80%, 04/20/34 ..... AUD 500 345,767
Series 2026-2, Class C, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.60%), 5.97%, 05/20/34 ..... 500 345,663
Park Blue CLO Ltd.
(a)(b)
Series 2022-2A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.48%,
07/20/37 ..................... USD 250 250,273
Series 2024-6A, Class A1, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.01%,
01/25/38 ..................... 250 250,397
Series 2025-7A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.89%,
04/25/38 ..................... 500 500,120
Series 2025-8A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 4.98%,
10/25/38 ..................... 250 250,288
Series 2025-9A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
10/20/38 ..................... 1,210 1,212,428
Series 2025-9A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.68%,
10/20/38 ..................... 620 622,145
Series 2025-10A, Class A1, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
01/20/39 ..................... 900 901,325
Pavillion Consumer plc, Series 2025-1X, Class
C, (Sterling Overnight Index Average at
0.00% Floor + 1.60%), 5.33%, 01/25/36
(a)(d)
GBP 190 251,831
PCL Funding IX plc, Series 2024-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 5.04%, 07/16/29
(a)(d)
..... 135 179,335
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.14%,
08/18/43
(a)(b)
..................... USD 240 240,182
PFS Financing Corp., 5.54%, 10/16/28
(b)(e)
... 2,000 2,003,400
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 4.90%, 10/20/38
(a)(b)
......... 250 250,147

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 18, Series 2025-18A, Class A1,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.90%, 04/20/38
(a)(b)
.......... USD 2,250 $ 2,250,563
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
....... 1,183 1,174,652
Point Broadband Funding LLC, Series 2025-1A,
Class B, 5.73%, 07/20/55
(b)
........... 900 897,345
Pony SA
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.33%, 01/14/33 EUR 74 84,597
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.78%, 01/14/33 74 84,606
Post CLO Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.98%, 10/20/38 ................ USD 370 370,481
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
10/20/38 ..................... 360 360,602
Series 2023-1A, Class D1R, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
6.53%, 10/20/38 ................ 250 250,907
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.01%,
07/25/51 ..................... 189 188,367
Series 2021-1A, Class B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.61%), 6.26%,
07/25/51 ..................... 37 36,408
Series 2021-1A, Class C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.86%), 7.51%,
07/25/51 ..................... 33 32,503
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.31%, 03/19/43
(a)(b)
.......... 600 600,631
QTS Issuer ABS II LLC
(b)
Series 2025-1A, Class A2, 5.04%, 10/05/55 2,020 1,977,169
Series 2026-1A, Class B, 6.73%, 01/05/56 . 244 244,241
Series 2026-2A, Class A2, 5.85%, 01/05/56 539 530,035
Series 2026-5A, Class A2, 6.18%, 03/06/56 609 615,564
Series 2026-6A, Class A21, 5.34%, 07/05/56 1,215 1,214,986
Series 2026-7A, Class A21, 5.59%, 07/05/56 3,026 3,025,907
Quarzo SRL, Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 2.30%), 4.70%,
06/15/41
(a)(d)
..................... EUR 53 61,118
Rad CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.10%, 01/15/35
(a)(b)
.......... USD 730 730,190
Rad CLO 18 Ltd., Series 2023-18A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/15/37
(a)(b)
.......... 250 250,431
Red & Black Auto Italy SRL, Series 3, Class C,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.71%, 07/28/36
(a)(d)
................ EUR 75 86,202
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a)(b)
.......... USD 1,080 1,081,466
Regatta 35 Funding Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 10/15/38
(a)(b)
.......... 1,320 1,322,293
Regatta XI Funding Ltd., Series 2018-1A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.43%, 07/17/37
(a)(b)
......... 6,720 6,723,073
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XII Funding Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 10/15/37
(a)(b)
......... USD 920 $ 921,668
Regatta XIX Funding Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.24%), 4.92%, 10/20/38
(a)(b)
......... 280 280,377
Regatta XVII Funding Ltd., Series 2020-1A,
Class AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/15/37
(a)(b)
..... 250 250,437
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.16% Floor + 1.16%),
4.83%, 04/15/38 ................ 345 345,012
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.22%,
04/15/38 ..................... 250 249,966
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1R, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.93%, 07/25/39
(a)(b)
..... 1,500 1,501,695
Regional Management Issuance Trust
(b)
Series 2021-2, Class B, 2.35%, 08/15/33 .. 130 122,299
Series 2021-2, Class C, 3.23%, 08/15/33 .. 323 303,328
Series 2022-1, Class B, 3.71%, 03/15/32 .. 43 43,140
Series 2022-1, Class C, 4.46%, 03/15/32 .. 100 99,582
Series 2024-1, Class D, 7.46%, 07/15/36 .. 257 260,602
Series 2024-2, Class A, 5.11%, 12/15/33 .. 741 742,031
Series 2024-2, Class D, 6.33%, 12/15/33 .. 108 108,340
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
...................... 1,365 1,321,740
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
5.04%, 04/20/34 ................ 917 917,087
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.00%,
05/20/31 ..................... 45 44,639
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.10%,
10/20/31 ..................... 24 24,388
Series 2018-2A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 7.04%,
10/20/31 ..................... 250 250,146
Series 2019-1A, Class AR2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.10%),
4.78%, 04/20/34 ................ 250 250,036
Series 2019-2A, Class AR2, (3-mo. CME
Term SOFR at 1.13% Floor + 1.13%),
4.77%, 08/20/32 ................ 117 117,120
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 5.59%,
07/20/34 ..................... 250 250,108
Series 2025-3A, Class A1, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
03/31/38 ..................... 510 510,891
Romark CLO II Ltd., Series 2018-2A, Class A1R,
(3-mo. CME Term SOFR at 1.14% Floor +
1.14%), 4.81%, 07/25/31
(a)(b)
.......... 9 8,736
Romark CLO III Ltd., Series 2019-3A, Class
A2AR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 5.68%, 10/15/34
(a)(b)
..... 1,250 1,251,654
RR 24 Ltd., Series 2022-24A, Class A1A2,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 01/15/37
(a)(b)
.......... 500 500,625

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.06%, 07/15/39
(a)(b)
.......... USD 250 $ 250,451
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/15/39
(a)(b)
.......... 2,850 2,854,993
RR 36 Ltd., Series 2024-36RA, Class A1R,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 01/15/40
(a)(b)
.......... 250 250,385
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
4.82%, 04/15/40
(a)(b)
................ 2,140 2,139,100
RR 41 Ltd., Series 2025-41A, Class A1A, (3-mo.
CME Term SOFR at 1.25% Floor + 1.25%),
4.92%, 10/15/40
(a)(b)
................ 840 841,263
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
5.52%, 01/15/37
(a)(b)
................ 250 250,351
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.03%, 10/20/38
(a)(b)
2,690 2,695,398
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.05%, 01/30/38
(a)(b)
..... 700 701,227
Sagard-HalseyPoint CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.97%, 04/20/38
(a)(b)
..... 250 250,213
SAIF Securitization Trust, Series 2026-CES1,
Class A1A, 5.40%, 02/25/56
(b)(c)
........ 722 718,445
Sandstone Peak II Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.09%, 07/20/38 ................ 610 610,951
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.43%,
07/20/38 ..................... 250 250,699
Sandstone Peak IV Ltd.
(a)(b)
Series 2025-1A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.95%,
01/20/39 ..................... 720 721,133
Series 2025-1A, Class C1, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.71%,
01/20/39 ..................... 250 250,998
Series 2025-1A, Class D1, (3-mo. CME Term
SOFR at 3.10% Floor + 3.10%), 6.76%,
01/20/39 ..................... 250 251,886
Santander Consumo 10 FT
(a)(d)
Series 10, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.74%, 05/22/41 EUR 200 228,810
Series 10, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.14%, 05/22/41 200 228,923
Santander Consumo 8 Fondo de Titulizacion,
Series 8, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.70%, 01/21/40
(a)(d)
..... 100 114,569
SC Austria SARL, Series 2025-1, Class D,
(3-mo. EURIBOR at 0.00% Floor + 1.80%),
3.97%, 07/25/41
(a)(d)
................ 195 223,804
SC Germany SA Compartment Consumer
(a)(d)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.53%, 05/14/38 200 229,266
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.83%, 05/14/38 100 114,642
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 3.88%, 12/14/38 100 113,764
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.63%, 12/15/38 EUR 100 $ 114,007
Shentel Issuer LLC, Series 2025-1A, Class A2,
5.64%, 12/20/55
(b)
................. USD 2,505 2,517,980
Signal Peak CLO 11 Ltd., Series 2024-11A,
Class A1, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.13%, 07/18/37
(a)(b)
..... 630 631,368
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.08%, 07/18/37
(a)(b)
..... 250 250,427
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.10%, 10/20/37 ................ 250 250,495
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.48%,
10/20/37 ..................... 250 250,899
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.07%, 10/20/37
(a)(b)
......... 490 490,768
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 01/21/38
(a)(b)
......... 250 250,417
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.00%, 01/20/38
(a)(b)
......... 500 500,713
Silver Point CLO 13 Ltd., Series 2025-13A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 10/15/38
(a)(b)
.......... 1,100 1,101,223
Silver Point CLO 3 Ltd., Series 2023-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.94%, 01/18/39
(a)(b)
......... 760 760,908
Silver Point CLO 5 Ltd., Series 2024-5A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.08%, 10/20/37
(a)(b)
.......... 250 250,447
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.88%, 04/15/38
(a)(b)
.......... 410 410,065
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 07/21/37
(a)(b)
......... 1,220 1,222,052
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.82%, 01/20/38
(a)(b)
590 589,614
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 4.83%, 04/17/38
(a)(b)
..... 250 249,838
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 8.49%, 10/15/41
(a)(b)
1,770 1,835,485
Small Business Origination Loan Trust DAC,
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.34%, 12/15/36
(a)(d)
................ GBP 60 78,167
SMB Private Education Loan Trust
(b)
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... USD 1,160 1,097,507
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,371,046
Series 2021-A, Class C, 2.99%, 01/15/53 . 1,507 1,305,076
Series 2021-A, Class D1, 3.86%, 01/15/53 . 360 318,867
Series 2021-A, Class D2, 3.86%, 01/15/53 . 247 218,898
Series 2021-C, Class B, 2.30%, 01/15/53 . 54 52,714
Series 2021-C, Class C, 3.00%, 01/15/53 . 91 81,658
Series 2021-C, Class D, 3.93%, 01/15/53 . 33 29,750

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-A, Class A1B, (30-day Average
SOFR at 1.45% Floor + 1.45%), 5.04%,
03/15/56
(a)
.................... USD 1,265 $ 1,272,529
Series 2024-C, Class A1B, (30-day Average
SOFR at 1.10% Floor + 1.10%), 4.69%,
06/17/52
(a)
.................... 600 599,412
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class B, 5.12%, 02/27/34 .. 338 339,645
Series 2026-2, Class B, 4.80%, 03/25/36 .. 1,311 1,304,232
Series 2026-B, Class A, 4.40%, 02/25/36 .. 2,799 2,792,614
Series 2026-B, Class B, 4.90%, 02/25/36 .. 349 347,422
Series 2026-B, Class C, 5.20%, 02/25/36 . 316 315,505
Series 2026-B, Class D, 5.56%, 02/25/36 . 311 308,721
SoFi Personal Loan Trust, Series 2024-1A, Class
A, 6.06%, 02/12/31
(b)
............... 252 251,876
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
3.80%, 04/15/33
(a)(d)
................ EUR 310 353,990
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
........... USD 595 592,162
Subway Funding LLC, Series 2024-1A, Class
A2II, 6.27%, 07/30/54
(b)
.............. 1,126 1,132,174
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
................. 1,121 1,113,461
Sunrise SPC 98 SRL, Series 2026-1, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.71%, 04/27/51
(a)(d)
................ EUR 136 154,901
Sunrise SPV 97 SRL, Series 2025-2, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.55%),
3.76%, 10/27/50
(a)(d)
................ 100 114,039
Sycamore Tree CLO Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.07%,
01/20/38 ..................... USD 250 250,470
Series 2025-7A, Class D1, (3-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 6.68%,
08/28/38 ..................... 250 250,387
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 07/24/38
(a)(b)
......... 250 250,805
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor
+ 1.31%), 4.98%, 01/05/38
(a)(b)
......... 1,000 1,001,244
Symphony CLO XIX Ltd., Series 2018-19A,
Class A, (3-mo. CME Term SOFR at 0.96%
Floor + 1.22%), 4.90%, 04/16/31
(a)(b)
..... 5 5,471
Symphony CLO XVI Ltd., Series 2015-16A,
Class ARR, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 4.87%, 10/15/31
(a)(b)
8 8,205
Symphony CLO XXI Ltd., Series 2019-21A,
Class AR2, (3-mo. CME Term SOFR at 0.90%
Floor + 0.90%), 4.57%, 07/15/32
(a)(b)
..... 164 164,204
Symphony CLO XXIX Ltd., Series 2021-29A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 10/15/35
(a)(b)
..... 490 490,965
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
.............. 1,722 1,701,111
TAGUS - Sociedade de Titularizacao de Creditos
SA
(a)(d)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 4.01%, 10/27/42 ..... EUR 58 66,409
Series 6, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.70%), 4.01%, 12/25/39 ..... 100 115,012
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TCI-Symphony CLO Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.02% Floor
+ 1.28%), 4.95%, 10/13/32
(a)(b)
......... USD 32 $ 31,561
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.30%), 4.95%, 08/16/34
(a)(b)
..... 250 249,964
TCW CLO Ltd., Series 2019-2A, Class A1R2,
(3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 4.95%, 01/20/38
(a)(b)
.......... 280 280,365
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.05%, 01/15/34
(a)(b)
.......... 1,031 1,030,887
Trestles CLO III Ltd., Series 2020-3A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.07%, 10/20/37
(a)(b)
......... 250 250,448
Trestles CLO IV Ltd., Series 2021-4A, Class
AR1, (3-mo. CME Term SOFR at 1.28% Floor
+ 1.28%), 4.94%, 10/30/38
(a)(b)
......... 2,070 2,073,105
Trestles CLO IX Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 4.93%, 01/15/39
(a)(b)
.......... 580 580,952
Trestles CLO Ltd., Series 2017-1A, Class A1RR,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.13%, 07/25/37
(a)(b)
.......... 1,690 1,694,077
Trestles CLO V Ltd., Series 2021-5A, Class A1R,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.93%, 10/20/34
(a)(b)
.......... 250 250,139
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(a)(b)
......... 1,660 1,659,131
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 10/25/37
(a)(b)
.......... 1,390 1,392,494
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ..................... 370 370,719
Series 2021-2A, Class AR, (3-mo. CME Term
SOFR at 1.02% Floor + 1.02%), 4.69%,
10/25/34 ..................... 600 599,675
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.95%, 03/20/38 ................ 300 300,365
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.05%,
01/25/38 ..................... 1,020 1,021,818
Trinitas CLO XIV Ltd., Series 2020-14A, Class
BR2, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 01/25/34
(a)(b)
......... 730 730,344
Trinitas CLO XXI Ltd., Series 2022-21A, Class
D1R, (3-mo. CME Term SOFR at 2.90% Floor
+ 2.90%), 6.58%, 04/20/38
(a)(b)
......... 430 429,364
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.16%, 07/23/37
(a)(b)
.......... 250 250,552
Trinitas CLO XXXII Ltd., Series 2025-32A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.00%, 07/23/38
(a)(b)
.......... 370 370,669
Truist Bank Auto Credit-Linked Notes, Series
2026-1, Class B, 5.07%, 06/26/34
(b)
..... 1,750 1,747,383
UPG HI Issuer Trust, Series 2025-2, Class A,
5.00%, 09/25/47
(b)
................. 995 989,613
Upland CLO Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.91%), 5.59%, 04/20/31
(a)(b)
.......... 106 105,724

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
................. USD 1,381 $ 1,369,792
US Bank NA, Series 2026-RVM1, Class B1,
4.96%, 12/25/46
(b)
................. 1,073 1,059,787
Vantage Data Centers Jersey Borrower Spv
Ltd.
(d)
Series 2024-1X,  6.17%, 05/28/39 ...... GBP 458 613,867
Series 2024-1X, Class B, 6.34%, 05/28/39 . 308 404,733
VB-S1 Issuer LLC
(b)
Series 2026-1A, Class C2, 4.69%, 03/15/56 USD 2,768 2,704,988
Series 2026-1A, Class D, 5.19%, 03/15/56 . 509 499,791
Velocity plc
(a)(d)
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 02/25/37 ................ GBP 86 113,455
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.80%),
5.53%, 02/25/37 ................ 86 113,454
Venture XXVII CLO Ltd., Series 2017-27A, Class
BR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.86%), 5.54%, 07/20/30
(a)(b)
......... USD 776 775,669
Voya CLO Ltd.
(a)(b)
Series 2021-2A, Class A1R, (3-mo. CME
Term SOFR at 1.17% Floor + 1.17%),
4.85%, 04/20/38 ................ 250 249,851
Series 2024-7A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 4.99%,
01/20/38 ..................... 250 250,316
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
10/15/38 ..................... 250 250,435
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
4.35%, 07/15/35
(a)(b)
................ EUR 250 286,401
Voya Euro CLO V DAC, Series 5A, Class B1,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
3.95%, 04/15/35
(a)(b)
................ 440 503,598
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.04%, 01/20/38
(a)(b)
..... USD 250 250,437
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 10/21/38
(a)(b)
..... 250 250,325
Wellfleet CLO Ltd.
(a)(b)
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.47%, 04/15/33 ................ 250 250,142
Series 2021-3A, Class AR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 4.87%,
01/15/35 ..................... 250 250,085
Series 2021-4A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 10/25/38 ................ 500 500,650
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.83%, 04/18/38
(a)(b)
158 158,126
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 4.97%, 10/18/38
(a)(b)
250 250,325
Whitebox CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 01/24/37
(a)(b)
..... 780 779,638
Whitebox CLO III Ltd., Series 2021-3A, Class
DR, (3-mo. CME Term SOFR at 2.85% Floor
+ 2.85%), 6.52%, 10/15/35
(a)(b)
......... 250 249,991
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO IV Ltd., Series 2023-4AR, Class
A1R2, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.01%, 07/20/39
(a)(b)
..... USD 2,750 $ 2,750,000
Wildwood Park CLO Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.04%, 10/20/37
(a)(b)
.......... 940 941,659
Youni Italy SRL, Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.75%), 3.98%,
01/25/36
(a)(d)
..................... EUR 81 92,860
Total Asset-Backed Securities — 10.9%
(Cost: $370,640,316) .............................. 369,840,344
Corporate Bonds
Aerospace & Defense — 0.2%
Airbus SE, 3.38%, 05/13/33
(d)
.......... 540 615,469
Boeing Co. (The)
3.20%, 03/01/29 .................. USD 100 96,409
6.30%, 05/01/29 .................. 167 173,853
6.39%, 05/01/31 .................. 23 24,439
3.60%, 05/01/34 .................. 166 149,406
6.63%, 02/15/38 .................. 184 200,860
3.38%, 06/15/46 .................. 176 123,553
3.63%, 03/01/48 .................. 100 71,528
6.86%, 05/01/54 .................. 100 112,387
3.95%, 08/01/59 .................. 100 71,392
5.93%, 05/01/60 .................. 434 426,915
7.01%, 05/01/64 .................. 78 88,705
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ...................... 40 41,607
General Dynamics Corp., 4.25%, 04/01/40 .. 60 53,926
General Electric Co., 6.88%, 01/10/39 ..... 161 186,120
Honeywell Aerospace, Inc.
(b)
3.90%, 03/16/28 .................. 41 40,587
4.60%, 03/16/33 .................. 100 98,149
4.95%, 03/16/36 .................. 154 151,649
5.73%, 03/16/56 .................. 138 137,994
5.85%, 03/16/66 .................. 127 127,963
Howmet Aerospace, Inc., 3.90%, 04/15/29 .. 77 75,727
L3Harris Technologies, Inc.
4.40%, 06/15/28 .................. 138 137,473
5.25%, 06/01/31 .................. 234 238,315
5.35%, 06/01/34 .................. 100 101,600
Leidos, Inc.
2.30%, 02/15/31 .................. 105 93,348
5.00%, 03/15/36 .................. 75 72,237
Lockheed Martin Corp.
4.45%, 05/15/28 .................. 211 211,240
4.75%, 02/15/34 .................. 244 242,258
4.70%, 05/15/46 .................. 182 161,946
4.15%, 06/15/53 .................. 82 65,031
5.20%, 02/15/64 .................. 174 159,947
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 33 32,427
4.60%, 02/01/29 .................. 176 176,438
3.85%, 04/15/45 .................. 253 200,509
4.95%, 03/15/53 .................. 100 89,529
RTX Corp.
3.13%, 05/04/27 .................. 525 519,534
5.75%, 01/15/29 .................. 161 165,844
1.90%, 09/01/31 .................. 275 240,258
6.10%, 03/15/34 .................. 214 229,612
4.70%, 12/15/41 .................. 100 92,218
4.80%, 12/15/43 .................. 100 90,911
3.75%, 11/01/46 .................. 100 76,809

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.05%, 05/04/47 .................. USD 100 $ 80,366
5.38%, 02/27/53 .................. 227 217,366
Textron, Inc., 3.90%, 09/17/29 .......... 191 186,176
6,950,030
Air Freight & Logistics — 0.0%
FedEx Corp.
4.90%, 01/15/34 .................. 121 120,125
5.10%, 01/15/44 .................. 100 94,980
4.10%, 02/01/45 .................. 100 83,147
4.75%, 11/15/45 .................. 100 89,805
388,057
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., 4.15%, 05/01/52 .. 71 53,368
Lear Corp., 4.25%, 05/15/29 ........... 115 113,303
166,671
Automobiles — 0.1%
Ford Motor Co.
3.25%, 02/12/32 .................. 100 88,142
4.75%, 01/15/43 .................. 308 242,276
General Motors Co.
5.35%, 04/15/28 .................. 409 413,141
6.25%, 04/15/35 .................. 161 168,717
6.25%, 10/02/43 .................. 100 100,551
6.75%, 04/01/46 .................. 100 105,591
5.40%, 04/01/48 .................. 39 35,051
Hyundai Capital America
(b)
5.00%, 06/18/31 .................. 41 40,935
5.25%, 06/21/33 .................. 41 40,832
Toyota Motor Corp.
5.12%, 07/13/28 .................. 214 216,846
2.76%, 07/02/29 .................. 180 171,495
1,623,577
Banks — 2.3%
ABN AMRO Bank NV, 4.63%, 11/08/30
(d)
.... GBP 600 783,506
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ USD 106 109,094
Australia & New Zealand Banking Group Ltd.,
(3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.25%), 5.69%,
02/23/37
(a)(d)
.................... AUD 500 346,026
Axis Bank Ltd., 5.35%, 06/30/31
(d)
........ USD 400 401,956
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.95%), 6.03%, 03/13/35
(a)
.... 200 207,780
Banco Santander SA
3.80%, 02/23/28 .................. 400 394,868
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.55%,
03/14/28
(a)
.................... 400 402,569
4.63%, 11/17/30
(d)
................. GBP 600 786,941
2.75%, 12/03/30 .................. USD 200 181,392
4.87%, 04/15/31 .................. 400 397,726
6.92%, 08/08/33 .................. 200 217,144
Bank of America Corp.
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(a)
100 102,101
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28
(a)
.................... 1,742 1,712,882
(1-day SOFR + 1.57%), 5.82%, 09/15/29
(a)
862 882,106
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30
(a)
.................... 100 95,575
(3-mo. CME Term SOFR + 1.25%), 2.50%,
02/13/31
(a)
.................... 80 73,930
(1-day SOFR + 1.53%), 1.90%, 07/23/31
(a)
172 153,407
(1-day SOFR + 1.37%), 1.92%, 10/24/31
(a)
765 678,803
Security
Par (000)
Par (000) Value
Banks (continued)
Series N, (1-day SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... USD 15 $ 13,599
(1-day SOFR + 1.83%), 4.57%, 04/27/33
(a)
740 725,380
(1-day SOFR + 1.65%), 5.47%, 01/23/35
(a)
886 903,342
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48%,
09/21/36
(a)
.................... 430 374,954
(1-day SOFR + 1.13%), 5.05%, 02/06/37
(a)
205 201,899
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85%,
03/08/37
(a)
.................... 163 151,481
(1-day SOFR + 1.57%), 5.49%, 04/23/37
(a)
765 761,974
(3-mo. CME Term SOFR + 2.08%), 4.24%,
04/24/38
(a)
.................... 126 115,121
5.88%, 02/07/42 .................. 240 249,092
(3-mo. CME Term SOFR + 2.25%), 4.44%,
01/20/48
(a)
.................... 445 378,920
(1-day SOFR + 1.88%), 2.83%, 10/24/51
(a)
594 372,580
Series N, (1-day SOFR + 1.65%), 3.48%,
03/13/52
(a)
.................... 129 91,846
Bank of Montreal
(a)
(1-day SOFR + 1.25%), 4.64%, 09/10/30 . 178 177,509
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 3.09%,
01/10/37 ..................... 100 89,686
Bank of Nova Scotia (The)
(a)
(1-day SOFR + 1.09%), 4.34%, 09/15/31 . 146 143,108
(1-day SOFR + 1.05%), 4.81%, 02/02/34 . 254 250,091
BNP Paribas SA, (3-mo. EURIBOR + 1.05%),
3.74%, 04/20/34
(a)(d)
............... EUR 3,400 3,874,233
Canadian Imperial Bank of Commerce
(1-day SOFR + 1.03%), 4.86%, 03/30/29
(a)
USD 62 62,242
(SOFR Index + 1.17%), 4.58%, 09/08/31
(a)
100 99,021
6.09%, 10/03/33 .................. 90 95,667
Citigroup, Inc.
(1-day SOFR + 1.89%), 4.66%, 05/24/28
(a)
724 724,573
4.13%, 07/25/28 .................. 269 266,200
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28
(a)
.................... 100 98,647
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(a)
1,119 1,056,628
5.92%, 12/11/30
(a)
................. 3,970 3,768,197
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(a)
327 303,529
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(a)
296 271,979
(1-day SOFR + 1.35%), 3.06%, 01/25/33
(a)
695 629,644
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(a)
100 93,971
(3-mo. EURIBOR + 1.60%), 4.11%,
09/22/33
(a)(d)
................... EUR 695 820,627
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59%,
11/19/34
(a)
.................... USD 480 485,976
(1-day SOFR + 2.06%), 5.83%, 02/13/35
(a)
501 510,643
(1-day SOFR + 1.47%), 5.33%, 03/27/36
(a)
197 198,421
(1-day SOFR + 1.49%), 5.17%, 09/11/36
(a)
119 118,337
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41%,
09/19/39
(a)
.................... 458 452,769
(1-day SOFR + 4.55%), 5.32%, 03/26/41
(a)
245 241,764
6.68%, 09/13/43 .................. 122 134,123
Citizens Financial Group, Inc.
(a)
(1-day SOFR + 1.91%), 5.72%, 07/23/32 . 247 253,517
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30%,
01/29/36 ..................... 99 98,036
Commonwealth Bank of Australia, 6.40%,
03/05/46
(d)
..................... AUD 430 301,959
Cooperatieve Rabobank UA, 5.75%, 12/01/43 USD 250 247,561

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Fifth Third Bancorp
(1-day SOFR + 1.36%), 4.06%, 04/25/28
(a)
USD 130 $ 129,434
(1-day SOFR + 2.34%), 6.34%, 07/27/29
(a)
100 103,339
(SOFR Index + 2.13%), 4.77%, 07/28/30
(a)
100 99,856
(1-day SOFR + 1.66%), 4.34%, 04/25/33
(a)
114 109,937
8.25%, 03/01/38 .................. 100 121,955
First Citizens BancShares, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.60%,
09/05/35 ..................... 200 196,376
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25%,
03/12/40 ..................... 100 98,538
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
..................... 106 106,860
HSBC Bank USA NA, 5.63%, 08/15/35 ..... 294 302,059
HSBC Holdings plc
(1-day SOFR + 1.04%), 5.13%, 11/19/28
(a)
206 207,363
(3-mo. CME Term SOFR + 1.80%), 4.58%,
06/19/29
(a)
.................... 359 357,940
(3-mo. CME Term SOFR + 1.87%), 3.97%,
05/22/30
(a)
.................... 271 264,401
(1-day SOFR + 1.52%), 5.73%, 05/17/32
(a)
714 736,281
(3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.25%),
5.70%, 05/26/32
(a)(d)
.............. AUD 450 312,243
(1-day SOFR + 2.39%), 6.25%, 03/09/34
(a)
USD 266 281,707
(1-day SOFR + 1.32%), 5.21%, 05/12/34
(a)
501 499,215
(1-day SOFR + 3.02%), 7.40%, 11/13/34
(a)
344 382,549
(1-day SOFR + 1.55%), 5.28%, 03/10/37
(a)
248 245,116
6.80%, 06/01/38 .................. 476 520,512
Huntington Bancshares, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49%,
08/15/36 ..................... 136 117,338
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.61%,
01/28/41 ..................... 211 206,866
ING Groep NV
(a)
(1-day SOFR + 1.83%), 4.02%, 03/28/28 . 200 199,256
Series VAR, (SOFR Index + 1.26%), 4.80%,
03/23/32 ..................... 282 280,111
(1-day SOFR + 1.77%), 5.55%, 03/19/35 . 200 203,744
Intesa Sanpaolo SpA, (BPISDS01 + 2.59%),
6.50%, 03/14/29
(a)(d)
............... GBP 600 817,709
JPMorgan Chase & Co.
(1-day SOFR + 0.93%), 5.57%, 04/22/28
(a)
USD 15 15,125
(1-day SOFR + 0.86%), 4.51%, 10/22/28
(a)
2,294 2,293,321
(1-day SOFR + 1.16%), 5.58%, 04/22/30
(a)
767 783,801
(1-day SOFR + 1.13%), 5.00%, 07/22/30
(a)
265 266,794
(3-mo. CME Term SOFR + 1.11%), 1.76%,
11/19/31
(a)
.................... 2,486 2,189,721
(SOFR 6 Month + 2.58%), 5.72%, 09/14/33
(a)
100 103,206
(1-day SOFR + 1.85%), 5.35%, 06/01/34
(a)
1,254 1,275,046
(1-day SOFR + 1.81%), 6.25%, 10/23/34
(a)
120 128,436
(1-day SOFR + 1.49%), 5.77%, 04/22/35
(a)
100 104,011
(1-day SOFR + 1.46%), 5.29%, 07/22/35
(a)
1,036 1,046,753
(1-day SOFR + 1.68%), 5.57%, 04/22/36
(a)
100 102,804
(1-day SOFR + 1.64%), 5.58%, 07/23/36
(a)
433 439,578
(1-day SOFR + 1.19%), 4.81%, 10/22/36
(a)
114 110,836
(3-mo. CME Term SOFR + 1.62%), 3.88%,
07/24/38
(a)
.................... 115 101,632
5.60%, 07/15/41 .................. 168 170,870
(3-mo. CME Term SOFR + 1.84%), 4.26%,
02/22/48
(a)
.................... 337 278,741
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.72%), 4.03%,
07/24/48
(a)
.................... USD 100 $ 79,742
(3-mo. CME Term SOFR + 1.64%), 3.96%,
11/15/48
(a)
.................... 100 78,626
Keybank National Association, 5.00%, 01/26/33 358 354,317
Lloyds Banking Group plc
4.38%, 03/22/28 .................. 717 714,902
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09%,
11/26/28
(a)
.................... 200 201,372
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.68%,
01/05/35
(a)
.................... 214 219,902
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 3.37%,
12/14/46
(a)
.................... 200 146,673
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41%, 10/30/29 . 123 130,268
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 5.40%,
07/30/35 ..................... 217 216,611
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.30%,
04/18/36 ..................... 115 113,939
Mitsubishi UFJ Financial Group, Inc.
4.05%, 09/11/28 .................. 188 186,114
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42%,
02/22/29
(a)
.................... 263 266,009
3.20%, 07/18/29 .................. 295 282,293
2.56%, 02/25/30 .................. 200 185,327
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.16%,
04/24/31
(a)
.................... 221 223,312
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.53%,
09/12/31
(a)
.................... 249 245,791
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13%,
07/20/33
(a)
.................... 482 484,238
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.19%,
09/12/36
(a)
.................... 345 342,674
Mizuho Financial Group, Inc.
3.17%, 09/11/27 .................. 352 346,834
(3-mo. CME Term SOFR + 1.53%), 4.25%,
09/11/29
(a)
.................... 200 198,293
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.38%,
07/10/30
(a)
.................... 327 332,359
(3-mo. CME Term SOFR + 1.57%), 2.87%,
09/13/30
(a)
.................... 200 188,708
(3-mo. CME Term SOFR + 1.77%), 2.20%,
07/10/31
(a)
.................... 222 200,325
(1-day SOFR + 1.08%), 4.78%, 07/13/32
(a)
600 600,564
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.59%,
07/10/35
(a)
.................... 265 271,803
Morgan Stanley Finance LLC, 6.18%, 05/08/31
(a)
(b)(e)
......................... EUR 4,413 4,972,962
Morgan Stanley Private Bank NA, (1-day SOFR
+ 1.08%), 4.73%, 07/18/31
(a)
......... USD 250 248,872
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.07%,
05/22/28 ..................... 633 624,939

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. SOFR + 2.13%), 4.45%, 05/08/30 . USD 422 $ 418,010
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 6.48%,
06/01/34 ..................... 200 207,345
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.68%), 4.62%, 10/26/29 . 100 99,762
(1-day SOFR + 1.07%), 5.22%, 01/29/31 . 100 101,621
(1-day SOFR + 1.26%), 4.81%, 10/21/32 . 211 210,070
(SOFR Index + 1.85%), 4.63%, 06/06/33 . 100 97,318
(1-day SOFR + 1.95%), 5.94%, 08/18/34 . 234 245,988
(1-day SOFR + 1.90%), 5.68%, 01/22/35 . 200 206,101
(1-day SOFR + 1.60%), 5.40%, 07/23/35 . 100 101,309
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.42%,
01/25/41 ..................... 209 205,330
Regions Financial Corp., (1-day SOFR + 1.49%),
5.72%, 06/06/30
(a)
................ 279 286,343
Royal Bank of Canada
4.24%, 08/03/27 .................. 437 436,710
(SOFR Index + 0.86%), 4.52%, 10/18/28
(a)
508 508,033
(1-day SOFR + 0.89%), 4.50%, 08/06/29
(a)
120 119,601
(SOFR Index + 1.08%), 4.65%, 10/18/30
(a)
225 224,491
(1-day SOFR + 0.98%), 4.31%, 11/03/31
(a)
237 232,346
5.00%, 05/02/33 .................. 83 83,654
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 1.94%), 5.35%, 09/06/30 . 156 157,373
(1-day SOFR + 1.88%), 5.74%, 03/20/31 . 100 102,137
Santander UK Group Holdings plc, (SOFR Index
+ 1.55%), 4.86%, 09/11/30
(a)
.......... 200 199,843
Shinhan Card Co. Ltd., (1-day SOFR at 0.00%
Floor + 0.82%), 4.44%, 12/24/29
(a)(d)
..... 295 294,245
Societe Generale SA, (3-mo. EURIBOR +
1.40%), 3.75%, 09/02/33
(a)(d)
.......... EUR 700 796,721
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28 .................. USD 789 800,498
1.90%, 09/17/28 .................. 200 188,653
2.47%, 01/14/29 .................. 554 525,818
5.32%, 07/09/29 .................. 200 203,271
2.13%, 07/08/30 .................. 200 180,469
(1-day SOFR + 1.19%), 4.66%, 07/08/31
(a)
200 198,206
(1-day SOFR + 1.05%), 4.75%, 07/07/32
(a)
500 500,021
5.77%, 01/13/33 .................. 255 265,372
5.81%, 09/14/33 .................. 200 208,629
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.33%,
03/03/41
(a)
.................... 100 97,361
Toronto-Dominion Bank (The)
4.11%, 06/08/27 .................. 820 818,014
4.86%, 01/31/28 .................. 291 292,323
4.57%, 06/02/28 .................. 100 100,001
5.30%, 01/30/32 .................. 100 102,165
4.87%, 04/22/33 .................. 100 99,262
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15%,
09/10/34
(a)
.................... 316 316,908
Truist Financial Corp.
1.13%, 08/03/27 .................. 221 213,439
(1-day SOFR + 2.45%), 7.16%, 10/30/29
(a)
100 105,326
(1-day SOFR + 1.62%), 5.44%, 01/24/30
(a)
185 188,086
(1-day SOFR + 1.57%), 5.15%, 08/05/32
(a)
113 113,839
(1-day SOFR + 2.36%), 5.87%, 06/08/34
(a)
81 84,263
(1-day SOFR + 1.92%), 5.71%, 01/24/35
(a)
311 320,230
Series I, (1-day SOFR + 1.41%), 5.28%,
04/23/37
(a)
.................... 101 100,023
UniCredit SpA, 3.73%, 06/10/35
(d)
........ EUR 713 818,453
Security
Par (000)
Par (000) Value
Banks (continued)
US Bancorp
(a)
(1-day SOFR + 0.87%), 4.48%, 01/26/32 . USD 316 $ 311,284
(1-day SOFR + 1.60%), 4.84%, 02/01/34 . 383 377,913
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.49%,
11/03/36 ..................... 200 174,107
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.72%,
05/20/41 ..................... 165 165,527
US Bank NA, (1-day SOFR + 0.91%), 4.73%,
05/15/28
(a)
..................... 366 366,833
Wells Fargo & Co.
4.30%, 07/22/27 .................. 660 659,551
(1-day SOFR + 1.07%), 5.71%, 04/22/28
(a)
1,542 1,555,870
(1-day SOFR + 1.50%), 5.20%, 01/23/30
(a)
589 595,620
(3-mo. CME Term SOFR + 1.43%), 2.88%,
10/30/30
(a)
.................... 100 94,133
(3-mo. CME Term SOFR + 4.03%), 4.48%,
04/04/31
(a)
.................... 666 658,822
(1-day SOFR + 1.50%), 5.15%, 04/23/31
(a)
95 95,997
(3-mo. EURIBOR + 1.22%), 3.90%,
07/22/32
(a)(d)
................... EUR 800 931,361
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
USD 468 465,030
(1-day SOFR + 1.99%), 5.56%, 07/25/34
(a)
209 214,028
(1-day SOFR + 2.06%), 6.49%, 10/23/34
(a)
360 388,563
5.38%, 02/07/35 .................. 100 102,818
(1-day SOFR + 1.34%), 4.89%, 09/15/36
(a)
317 309,269
5.38%, 11/02/43 .................. 702 660,003
3.90%, 05/01/45 .................. 203 160,755
(1-day SOFR + 1.23%), 5.43%, 01/23/47
(a)
124 119,098
(1-day SOFR + 2.13%), 4.61%, 04/25/53
(a)
218 183,195
Wells Fargo Bank NA, 5.95%, 08/26/36 .... 250 262,406
Westpac Banking Corp.
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41%,
08/10/33
(a)
.................... 56 56,624
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
.................... 302 271,998
2.96%, 11/16/40 .................. 169 125,080
(3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.33%),
6.09%, 02/12/41
(a)(d)
.............. AUD 400 276,023
3.13%, 11/18/41 .................. USD 68 50,356
Zions Bancorp NA, 3.25%, 10/29/29 ...... 250 235,947
78,948,993
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 .................. 356 346,498
4.90%, 02/01/46 .................. 228 207,126
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 .................. 100 100,530
5.45%, 01/23/39 .................. 202 205,423
4.95%, 01/15/42 .................. 558 526,312
5.55%, 01/23/49 .................. 247 242,646
5.80%, 01/23/59 .................. 92 93,676
Brown-Forman Corp., 4.75%, 04/15/33 ..... 130 128,517
Carlsberg Breweries A/S, (5-Year EURIBOR ICE
Swap Rate + 1.93%), 4.88%, 12/30/79
(a)(d)
. EUR 660 769,147
Coca-Cola Co. (The)
2.00%, 03/05/31 .................. USD 145 130,193
1.38%, 03/15/31 .................. 130 113,414
5.00%, 05/13/34 .................. 12 12,284
5.30%, 05/13/54 .................. 254 244,850
5.40%, 05/13/64 .................. 134 129,187

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
Constellation Brands, Inc.
3.50%, 05/09/27 .................. USD 241 $ 239,176
4.65%, 11/15/28 .................. 213 212,971
2.25%, 08/01/31 .................. 141 124,445
4.90%, 05/01/33 .................. 100 98,847
Keurig Dr Pepper, Inc.
5.05%, 03/15/29 .................. 319 321,356
Series 10, 5.20%, 03/15/31 ........... 314 317,098
5.30%, 03/15/34 .................. 100 100,254
4.50%, 04/15/52 .................. 100 80,271
Molson Coors Beverage Co., 5.00%, 05/01/42 123 111,814
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 .................. 393 394,368
4.70%, 02/16/34 .................. 384 381,432
PepsiCo, Inc.
4.45%, 05/15/28 .................. 100 100,317
2.63%, 07/29/29 .................. 110 104,496
1.95%, 10/21/31 .................. 118 103,747
3.50%, 03/19/40 .................. 80 66,519
4.00%, 03/05/42 .................. 237 201,546
2.88%, 10/15/49 .................. 69 45,077
4.05%, 07/28/55 .................. EUR 500 541,259
6,794,796
Biotechnology — 0.2%
AbbVie, Inc.
4.65%, 03/15/28 .................. USD 196 196,843
4.80%, 03/15/29 .................. 531 535,117
4.88%, 03/15/30 .................. 48 48,528
4.13%, 03/15/31 .................. 110 107,638
4.40%, 03/15/33 .................. 100 97,846
5.20%, 03/15/35 .................. 437 444,128
5.35%, 03/15/44 .................. 423 413,237
4.75%, 03/15/45 .................. 122 110,158
4.70%, 05/14/45 .................. 109 97,689
4.88%, 11/14/48 .................. 322 289,357
5.60%, 03/15/55 .................. 145 143,746
5.50%, 03/15/64 .................. 123 118,293
Amgen, Inc.
5.15%, 03/02/28 .................. 223 225,125
4.05%, 08/18/29 .................. 410 403,744
4.20%, 02/19/31 .................. 185 181,408
3.35%, 02/22/32 .................. 118 109,496
4.85%, 02/19/36 .................. 15 14,695
5.15%, 11/15/41 .................. 100 95,121
4.40%, 05/01/45 .................. 433 366,832
4.56%, 06/15/48 .................. 126 106,700
5.65%, 03/02/53 .................. 535 520,717
4.40%, 02/22/62 .................. 263 205,765
Baxalta, Inc., 5.25%, 06/23/45 .......... 192 179,809
Biogen, Inc.
5.05%, 01/15/31 .................. 166 167,979
3.15%, 05/01/50 .................. 100 65,112
Gilead Sciences, Inc.
4.80%, 11/15/29 .................. 332 335,305
5.25%, 10/15/33 .................. 87 89,432
4.00%, 09/01/36 .................. 146 133,734
5.65%, 12/01/41 .................. 406 413,765
4.75%, 03/01/46 .................. 100 89,541
6,306,860
Broadline Retail — 0.3%
Amazon.com, Inc.
4.25%, 03/13/31 .................. 680 669,565
4.55%, 03/13/33 .................. 241 237,074
4.35%, 03/20/33 .................. 157 152,821
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
4.88%, 03/13/36 .................. USD 616 $ 606,392
5.65%, 03/13/46 .................. 462 457,348
3.95%, 04/13/52 .................. 2,938 2,230,607
5.80%, 03/13/56 .................. 871 865,443
5.95%, 03/13/66 .................. 4,880 4,851,969
6.05%, 03/13/76 .................. 337 335,981
eBay, Inc.
2.60%, 05/10/31 .................. 222 200,070
5.13%, 11/06/35 .................. 100 98,639
MercadoLibre, Inc., 4.90%, 01/15/33 ...... 157 152,918
Prosus NV, 4.19%, 01/19/32
(b)
.......... 200 190,852
11,049,679
Building Products — 0.0%
Carrier Global Corp.
2.70%, 02/15/31 .................. 127 116,434
5.90%, 03/15/34 .................. 200 210,863
Fortune Brands Innovations, Inc., 5.88%,
06/01/33 ...................... 100 104,143
Johnson Controls International plc
5.50%, 04/19/29 .................. 100 102,303
4.90%, 12/01/32 .................. 117 117,098
Masco Corp., 2.00%, 10/01/30 .......... 149 132,547
Owens Corning, 7.00%, 12/01/36
(c)
....... 134 150,548
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ...................... 100 102,129
1,036,065
Capital Markets — 1.8%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................ 200 203,000
Ares Capital Corp.
5.88%, 03/01/29 .................. 127 128,006
5.50%, 09/01/30 .................. 79 78,027
5.10%, 01/15/31 .................. 100 96,736
5.25%, 04/12/31 .................. 120 116,592
5.80%, 03/08/32 .................. 100 99,095
Ares Strategic Income Fund
6.35%, 08/15/29 .................. 233 235,129
5.15%, 01/15/31 .................. 221 211,012
6.20%, 03/21/32 .................. 100 98,893
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%, 04/20/29
(a)
........... 250 251,054
Bank of New York Mellon Corp. (The)
(1-day SOFR + 0.68%), 4.44%, 06/09/28
(a)
54 54,011
(SOFR Index + 1.80%), 5.80%, 10/25/28
(a)
202 205,514
3.30%, 08/23/29 .................. 100 96,120
(1-day SOFR + 1.60%), 6.32%, 10/25/29
(a)
100 103,646
(1-day SOFR + 1.23%), 5.06%, 07/22/32
(a)
13 13,154
Series J, (1-day SOFR + 1.61%), 4.97%,
04/26/34
(a)
.................... 341 340,613
(1-day SOFR + 1.77%), 5.61%, 07/21/39
(a)
187 190,748
Blackstone Private Credit Fund
5.95%, 07/16/29 .................. 139 139,051
5.35%, 03/12/31 .................. 200 192,299
5.95%, 05/15/31 .................. 100 98,446
6.00%, 11/22/34 .................. 100 96,253
Blackstone Secured Lending Fund
5.25%, 09/04/29 .................. 100 98,408
5.30%, 06/30/30 .................. 251 244,089
Blue Owl Capital Corp.
2.88%, 06/11/28 .................. 100 94,662
6.20%, 07/15/30 .................. 167 166,405
6.30%, 08/15/31 .................. 100 99,393
Blue Owl Credit Income Corp.
7.75%, 01/15/29 .................. 11 11,340

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.60%, 09/15/29 .................. USD 236 $ 237,518
5.80%, 03/15/30 .................. 100 97,430
6.65%, 03/15/31 .................. 100 99,923
Blue Owl Finance LLC
3.13%, 06/10/31 .................. 100 87,915
6.25%, 04/18/34 .................. 200 195,809
Brookfield Asset Management Ltd.
4.65%, 11/15/30 .................. 100 98,693
5.30%, 01/15/36 .................. 88 85,793
Brookfield Finance, Inc.
4.85%, 03/29/29 .................. 58 58,081
2.72%, 04/15/31 .................. 106 96,368
6.35%, 01/05/34 .................. 150 158,970
5.68%, 01/15/35 .................. 178 180,916
3.63%, 02/15/52 .................. 35 24,227
Carlyle Group, Inc. (The), 5.05%, 09/19/35 .. 124 118,710
Charles Schwab Corp. (The)
(1-day SOFR + 1.88%), 6.20%, 11/17/29
(a)
364 376,475
1.65%, 03/11/31 .................. 100 87,416
(1-day SOFR + 2.50%), 5.85%, 05/19/34
(a)
100 104,492
(1-day SOFR + 2.01%), 6.14%, 08/24/34
(a)
100 106,244
(1-day SOFR + 1.28%), 5.49%, 05/21/37
(a)
91 92,228
Deutsche Bank AG
(a)
(1-day SOFR + 3.18%), 6.72%, 01/18/29 . 642 661,287
(1-day SOFR + 2.76%), 3.73%, 01/14/32 . 269 251,747
(1-day SOFR + 2.26%), 3.74%, 01/07/33 . 200 183,348
(1-day SOFR + 3.65%), 7.08%, 02/10/34 . 200 215,898
Gaci First Investment Co.
(d)
5.25%, 05/14/33 .................. 200 199,600
6.25%, 05/14/56 .................. 200 199,908
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.73%), 4.48%, 08/23/28
(a)
2,778 2,775,361
(1-day SOFR + 0.90%), 4.15%, 10/21/29
(a)
374 368,727
(1-day SOFR + 1.21%), 5.05%, 07/23/30
(a)
194 195,137
(1-day SOFR + 1.14%), 4.69%, 10/23/30
(a)
95 94,549
(1-day SOFR + 1.08%), 5.21%, 01/28/31
(a)
523 528,634
(1-day SOFR + 1.06%), 4.37%, 10/21/31
(a)
194 189,739
(1-day SOFR + 1.09%), 1.99%, 01/27/32
(a)
100 87,960
(1-day SOFR + 1.03%), 4.97%, 06/03/32
(a)
190 189,890
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
467 412,740
(1-day SOFR + 1.41%), 3.10%, 02/24/33
(a)
256 231,869
(3-mo. EURIBOR + 0.95%), 3.51%,
08/17/33
(a)(d)
................... EUR 2,710 3,075,616
(1-day SOFR + 1.34%), 5.09%, 04/20/34
(a)
USD 215 214,138
(1-day SOFR + 1.33%), 4.94%, 10/21/36
(a)
449 436,005
(3-mo. EURIBOR + 1.10%), 3.98%,
12/18/36
(a)(d)
................... EUR 1,700 1,945,582
(1-day SOFR + 1.19%), 5.07%, 01/21/37
(a)
USD 390 380,777
(1-day SOFR + 1.31%), 5.43%, 06/03/37
(a)
25 25,086
(3-mo. CME Term SOFR + 1.63%), 4.02%,
10/31/38
(a)
.................... 113 99,152
6.25%, 02/01/41 .................. 336 357,767
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39%,
02/02/41
(a)
.................... 632 615,643
4.75%, 10/21/45 .................. 335 295,787
(1-day SOFR + 1.32%), 5.54%, 01/21/47
(a)
70 67,707
GS Finance Corp.
(a)
5.95%, 01/15/31 .................. 8,350 8,028,575
6.11%, 02/17/31 .................. 2,246 2,172,091
7.35%, 02/17/31 .................. 4,664 4,534,998
6.70%, 05/14/31
(b)(d)(e)
............... EUR 2,700 3,085,020
Hana Securities Co. Ltd., 4.88%, 06/02/31
(d)
. USD 265 262,891
Intercontinental Exchange, Inc.
4.00%, 09/15/27 .................. 508 505,408
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.35%, 06/15/29 .................. USD 165 $ 163,612
5.25%, 06/15/31 .................. 100 102,058
4.60%, 03/15/33 .................. 82 80,348
3.00%, 09/15/60 .................. 246 144,224
Jefferies Financial Group, Inc.
2.63%, 10/15/31 .................. 151 131,528
6.25%, 01/15/36 .................. 108 110,274
6.50%, 01/20/43 .................. 121 121,504
LPL Holdings, Inc.
6.00%, 05/20/34 .................. 100 102,294
5.75%, 06/15/35 .................. 100 100,094
Macquarie Bank Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 1.32%), 5.77%,
08/20/36
(a)(d)
.................... AUD 400 276,466
Mirae Asset Securities Co. Ltd., 5.13%,
07/06/29
(d)
..................... USD 225 224,863
Moody's Corp.
2.75%, 08/19/41 .................. 188 133,766
3.75%, 02/25/52 .................. 33 24,188
Morgan Stanley
(1-day SOFR + 1.59%), 5.16%, 04/20/29
(a)
562 566,430
(1-day SOFR + 1.63%), 5.45%, 07/20/29
(a)
295 298,905
(1-day SOFR + 1.83%), 6.41%, 11/01/29
(a)
173 179,095
(1-day SOFR + 1.26%), 5.66%, 04/18/30
(a)
100 102,151
(1-day SOFR + 1.22%), 5.04%, 07/19/30
(a)
755 760,266
(1-day SOFR + 1.11%), 5.23%, 01/15/31
(a)
921 931,388
Series I, (1-day SOFR + 1.07%), 4.36%,
10/22/31
(a)
.................... 230 224,879
(1-day SOFR + 1.29%), 2.94%, 01/21/33
(a)
1,511 1,358,678
(1-day SOFR + 2.05%), 6.63%, 11/01/34
(a)
527 571,882
(1-day SOFR + 1.42%), 5.59%, 01/18/36
(a)
104 106,192
(1-day SOFR + 1.76%), 5.66%, 04/17/36
(a)
667 684,736
(3-mo. EURIBOR + 1.55%), 4.10%,
05/22/36
(a)
.................... EUR 1,600 1,863,424
(1-day SOFR + 1.36%), 2.48%, 09/16/36
(a)
USD 386 334,851
Series I, (1-day SOFR + 1.31%), 4.89%,
10/22/36
(a)
.................... 100 96,845
(3-mo. EURIBOR + 1.12%), 3.75%,
11/07/36
(a)
.................... EUR 2,844 3,204,085
(SOFR Index + 1.41%), 5.30%, 04/10/37
(a)
USD 297 295,524
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94%,
02/07/39
(a)
.................... 269 277,408
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.31%,
01/18/41
(a)
.................... 200 194,916
6.38%, 07/24/42 .................. 389 423,055
4.30%, 01/27/45 .................. 100 84,290
(1-day SOFR + 4.84%), 5.60%, 03/24/51
(a)
100 98,045
MSCI, Inc.
3.63%, 09/01/30
(b)
................. 1,530 1,447,363
3.88%, 02/15/31
(b)
................. 876 829,553
5.25%, 09/01/35 .................. 374 366,087
5.15%, 03/15/36 .................. 685 663,067
Nasdaq, Inc., 5.55%, 02/15/34 .......... 215 221,176
NH Investment & Securities Co. Ltd., 5.00%,
06/29/31
(d)
..................... 275 273,507
Nomura Holdings, Inc.
4.90%, 07/01/30 .................. 145 144,736
6.18%, 01/18/33 .................. 200 211,401
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.04%,
06/10/36
(a)
.................... 400 390,640
Northern Trust Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.05%), 5.12%, 11/19/40
(a)
........... 100 97,772

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Raymond James Financial, Inc.
4.90%, 09/11/35 .................. USD 28 $ 27,305
4.95%, 07/15/46 .................. 66 58,957
S&P Global, Inc.
2.95%, 03/01/29
(c)
................. 353 338,951
4.25%, 01/15/31
(b)
................. 158 154,708
5.25%, 09/15/33 .................. 120 122,470
State Street Corp.
4.33%, 10/22/27 .................. 135 135,034
(1-day SOFR + 1.72%), 5.82%, 11/04/28
(a)
108 109,923
(1-day SOFR + 1.89%), 5.16%, 05/18/34
(a)
127 128,342
(1-day SOFR + 1.49%), 3.03%, 11/01/34
(a)
414 388,956
(1-day SOFR + 1.96%), 6.12%, 11/21/34
(a)
101 106,410
(1-day SOFR + 1.20%), 5.09%, 04/24/37
(a)
26 25,765
SURA Asset Management SA
6.35%, 05/13/32
(b)
................. 204 212,917
6.35%, 05/13/32
(d)
................. 372 388,260
TPG Operating Group II LP, 5.88%, 03/05/34 . 129 130,914
UBS AG, 5.65%, 09/11/28 ............ 203 207,865
UBS Americas, Inc., 7.13%, 07/15/32 ...... 136 151,422
UBS Group AG, (1-Year EURIBOR ICE Swap
Rate + 1.05%), 3.25%, 02/12/34
(a)(d)
..... EUR 746 831,630
61,494,936
Chemicals — 0.9%
Air Products & Chemicals, Inc., 4.85%, 02/08/34 USD 100 99,611
Brenntag Finance BV
3.38%, 10/02/31
(d)
................. EUR 1,700 1,918,992
CF Industries, Inc., 4.95%, 06/01/43 ...... USD 107 96,365
Dow Chemical Co. (The)
4.25%, 10/01/34 .................. 98 88,939
9.40%, 05/15/39 .................. 1,048 1,360,902
5.25%, 11/15/41 .................. 163 146,857
4.38%, 11/15/42 .................. 370 298,389
5.55%, 11/30/48 .................. 117 103,782
3.60%, 11/15/50 .................. 1,641 1,088,057
6.90%, 05/15/53 .................. 126 131,603
5.95%, 03/15/55 .................. 4,603 4,276,735
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
. 326 325,848
Eastman Chemical Co.
5.75%, 03/08/33 .................. 100 103,410
4.65%, 10/15/44 .................. 100 85,474
Ecolab, Inc.
4.60%, 06/15/29 .................. 282 282,426
1.30%, 01/30/31 .................. 180 155,198
5.00%, 09/01/35 .................. 128 127,588
FMC Corp., 8.00%, 06/01/31
(b)
.......... 5,055 5,261,191
International Flavors & Fragrances, Inc., 4.45%,
09/26/28 ...................... 222 221,231
Lubrizol Corp. (The), 6.50%, 10/01/34 ..... 119 131,659
LYB International Finance III LLC
5.50%, 03/01/34 .................. 100 99,146
5.88%, 01/15/36 .................. 4,879 4,892,217
3.38%, 10/01/40 .................. 189 138,456
4.20%, 10/15/49 .................. 4,957 3,604,717
3.63%, 04/01/51 .................. 4,357 2,877,913
LyondellBasell Industries NV, 4.63%, 02/26/55 777 592,747
Ma'aden Sukuk Ltd.
(b)
5.25%, 02/13/30 .................. 200 200,964
5.50%, 02/13/35 .................. 200 202,140
Mosaic Co. (The), 5.45%, 11/15/33 ....... 100 101,209
Nutrien Ltd.
4.90%, 03/27/28 .................. 20 20,085
5.25%, 03/12/32 .................. 100 101,661
5.88%, 12/01/36 .................. 122 126,500
4.90%, 06/01/43 .................. 100 90,108
Security
Par (000)
Par (000) Value
Chemicals (continued)
SABIC Capital II BV, 4.50%, 10/10/28
(b)
.... USD 257 $ 254,908
Sherwin-Williams Co. (The)
4.30%, 08/15/28 .................. 126 125,335
2.95%, 08/15/29 .................. 100 95,251
4.50%, 06/01/47 .................. 106 89,137
Sociedad Quimica y Minera de Chile SA, 4.25%,
01/22/50
(b)
..................... 228 180,421
Westlake Corp., 4.38%, 11/15/47 ........ 100 77,569
30,174,741
Commercial Services & Supplies — 0.0%
Republic Services, Inc.
5.00%, 11/15/29 .................. 256 259,254
2.38%, 03/15/33 .................. 67 58,051
Waste Connections, Inc., 5.00%, 03/01/34 ... 135 135,066
Waste Management, Inc.
1.15%, 03/15/28 .................. 200 189,555
2.00%, 06/01/29 .................. 537 501,228
4.63%, 02/15/30 .................. 202 202,591
1.50%, 03/15/31 .................. 89 77,348
1,423,093
Communications Equipment — 0.0%
Cisco Systems, Inc.
4.55%, 02/24/28 .................. 324 325,187
5.05%, 02/26/34 .................. 288 290,437
5.10%, 02/24/35 .................. 100 101,019
5.50%, 01/15/40 .................. 100 101,871
5.35%, 02/26/64 .................. 100 93,509
Juniper Networks, Inc., 2.00%, 12/10/30 .... 155 136,444
Motorola Solutions, Inc.
2.75%, 05/24/31 .................. 133 120,824
5.40%, 04/15/34 .................. 100 101,236
1,270,527
Construction & Engineering — 0.0%
Cellnex Finance Co. SA, 3.88%, 01/19/36
(d)
.. EUR 300 338,657
Mexico City Airport Trust, 5.50%, 10/31/46
(b)
. USD 200 171,500
510,157
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 2.40%, 07/15/31 212 188,751
Vulcan Materials Co., 3.50%, 06/01/30 ..... 259 247,782
436,533
Consumer Finance — 0.5%
AerCap Ireland Capital DAC, 3.40%, 10/29/33 587 521,779
Ally Financial, Inc.
(1-day SOFR + 3.26%), 6.99%, 06/13/29
(a)
140 145,165
8.00%, 11/01/31 .................. 251 278,336
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04%, 07/26/28 . 636 639,616
(SOFR Index + 1.28%), 5.28%, 07/27/29 . 26 26,344
(1-day SOFR + 1.94%), 6.49%, 10/30/31 . 150 159,986
(1-day SOFR + 2.26%), 4.99%, 05/26/33 . 178 177,023
(1-day SOFR + 1.84%), 5.04%, 05/01/34 . 373 373,602
(1-day SOFR + 1.42%), 5.28%, 07/26/35 . 100 101,011
(1-day SOFR + 1.24%), 4.80%, 10/24/36 . 120 116,204
American Honda Finance Corp.
4.70%, 01/12/28 .................. 664 664,937
3.50%, 02/15/28 .................. 462 454,359
4.25%, 09/01/28 .................. 142 140,971
5.05%, 07/10/31 .................. 204 204,715
4.90%, 01/10/34 .................. 100 98,029
Capital One Financial Corp.
3.80%, 01/31/28 .................. 598 590,592
(1-day SOFR + 3.07%), 7.62%, 10/30/31
(a)
100 109,680
(1-day SOFR + 1.34%), 2.36%, 07/29/32
(a)
25 21,702

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(SOFR Index + 3.37%), 7.96%, 11/02/34
(a)
USD 423 $ 486,474
(1-day SOFR + 1.99%), 5.88%, 07/26/35
(a)
103 105,933
(1-day SOFR + 2.04%), 6.18%, 01/30/36
(a)
144 147,291
Caterpillar Financial Services Corp.
4.40%, 03/03/28 .................. 100 100,080
3.95%, 11/14/28 .................. 100 99,022
4.85%, 02/27/29 .................. 245 247,974
4.38%, 08/16/29 .................. 294 293,509
4.70%, 11/15/29 .................. 100 100,772
Series L, 4.50%, 05/15/31 ............ 150 149,291
Ford Motor Credit Co. LLC
5.92%, 03/20/28 .................. 577 584,084
5.88%, 11/07/29 .................. 400 404,811
6.05%, 03/05/31 .................. 200 202,999
3.63%, 06/17/31 .................. 200 182,381
7.12%, 11/07/33 .................. 236 251,042
5.87%, 10/31/35 .................. 201 196,802
General Motors Financial Co., Inc.
6.00%, 01/09/28 .................. 363 369,787
5.05%, 04/04/28 .................. 100 100,600
2.40%, 10/15/28 .................. 110 104,509
5.35%, 01/07/30 .................. 283 287,501
4.60%, 01/08/31 .................. 140 138,079
5.60%, 06/18/31 .................. 175 179,145
6.40%, 01/09/33 .................. 348 369,691
5.95%, 04/04/34 .................. 43 44,501
6.15%, 07/15/35 .................. 100 104,210
John Deere Capital Corp.
2.35%, 03/08/27 .................. 202 199,506
2.80%, 09/08/27 .................. 10 9,830
3.35%, 04/18/29 .................. 186 181,185
4.90%, 03/07/31 .................. 312 316,055
2.00%, 06/17/31 .................. 107 94,767
5.10%, 04/11/34 .................. 321 325,901
Kaspi.KZ JSC, 5.90%, 04/28/31
(b)
........ 200 199,780
Synchrony Financial, 5.15%, 03/19/29 ..... 1,100 1,100,167
Toyota Motor Credit Corp.
Series B, 5.00%, 03/19/27 ............ 173 173,970
5.05%, 05/16/29 .................. 309 313,497
1.65%, 01/10/31 .................. 228 200,359
5.10%, 03/21/31 .................. 200 203,312
Series B, 4.55%, 05/14/31 ............ 83 82,312
Volkswagen Financial Services NV, 2.13%,
01/18/28
(d)
..................... GBP 600 763,765
Volkswagen Leasing GmbH, 4.00%, 04/11/31
(d)
EUR 1,078 1,252,467
15,491,412
Consumer Staples Distribution & Retail — 0.1%
Cencosud SA
(b)
5.95%, 05/28/31 .................. USD 200 206,740
5.75%, 04/15/36 .................. 200 200,150
CK Hutchison International 23 Ltd., 4.75%,
04/21/28
(b)
..................... 200 201,022
Dollar General Corp.
5.20%, 07/05/28 .................. 245 247,633
5.00%, 11/01/32 .................. 100 99,565
Kroger Co. (The), 5.40%, 07/15/40 ....... 336 328,220
Sysco Corp.
3.25%, 07/15/27 .................. 193 190,840
5.75%, 01/17/29 .................. 25 25,629
5.95%, 04/01/30 .................. 246 255,078
6.00%, 01/17/34 .................. 71 74,651
4.95%, 03/25/36 .................. 100 96,241
4.85%, 10/01/45 .................. 85 74,206
Target Corp.
4.50%, 09/15/34 .................. 227 220,545
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
3.63%, 04/15/46 .................. USD 100 $ 76,058
2.95%, 01/15/52 .................. 22 14,042
Walmart, Inc.
2.38%, 09/24/29 .................. 244 229,985
5.25%, 09/01/35 .................. 115 118,704
4.75%, 04/30/36 .................. 103 102,134
6.20%, 04/15/38 .................. 46 51,067
5.63%, 04/01/40 .................. 260 272,707
4.50%, 09/09/52 .................. 156 135,204
3,220,421
Containers & Packaging — 0.0%
Berry Global, Inc.
5.80%, 06/15/31 .................. 100 103,692
5.65%, 01/15/34 .................. 100 102,369
International Paper Co., 7.30%, 11/15/39 ... 236 267,358
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34 200 203,322
Sonoco Products Co., 4.60%, 09/01/29 .... 165 164,004
WestRock MWV LLC, 7.95%, 02/15/31 ..... 152 170,403
1,011,148
Distributors — 0.0%
LKQ Corp., 6.25%, 06/15/33 ........... 100 103,422
Diversified REITs — 0.1%
CFE Fibra E, 5.88%, 09/23/40
(b)
......... 194 189,615
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 100 101,387
GLP Capital LP
5.30%, 01/15/29 .................. 113 113,529
5.25%, 02/15/33 .................. 435 426,137
Simon Property Group LP
1.75%, 02/01/28 .................. 198 189,962
2.45%, 09/13/29 .................. 643 602,576
4.38%, 10/01/30 .................. 212 209,946
2.20%, 02/01/31 .................. 140 125,758
2.65%, 02/01/32 .................. 103 92,007
Trust Fibra Uno, 7.70%, 01/23/32
(d)
....... 814 867,700
VICI Properties LP
3.75%, 02/15/27
(b)
................. 104 103,354
4.50%, 01/15/28
(b)
................. 422 419,061
3.88%, 02/15/29
(b)
................. 238 231,230
5.13%, 11/15/31 .................. 100 99,563
5.63%, 04/01/35 .................. 100 100,042
WP Carey, Inc., 2.25%, 04/01/33 ........ 124 104,069
3,975,936
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
2.75%, 06/01/31 .................. 167 151,887
2.55%, 12/01/33 .................. 534 448,508
6.30%, 01/15/38 .................. 419 439,421
6.38%, 03/01/41 .................. 280 295,805
5.45%, 03/01/47 .................. 760 699,398
3.85%, 06/01/60 .................. 1,944 1,298,173
6.30%, 10/30/66 .................. 128 126,859
Bell Telephone Co. of Canada or Bell Canada
5.45%, 11/15/36 .................. 38 37,733
5.55%, 02/15/54 .................. 108 101,739
CDC Data Centres Australia Pty. Ltd., (3-mo.
ASX Australia Bank Bill Short Term Rates Mid
at 0.00% Floor + 2.40%), 6.87%, 06/12/56
(a)(d)
AUD 180 125,832
Comcast Corp.
1.50%, 02/15/31 .................. USD 13 11,213
4.65%, 02/15/33 .................. 28 27,364
5.30%, 06/01/34 .................. 171 171,667
3.90%, 03/01/38 .................. 442 374,350

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.65%, 07/15/42 .................. USD 153 $ 129,321
4.00%, 03/01/48 .................. 165 118,964
4.00%, 11/01/49 .................. 202 143,252
5.65%, 06/01/54 .................. 787 705,445
4.95%, 10/15/58 .................. 148 118,361
2.65%, 08/15/62 .................. 218 105,771
5.50%, 05/15/64 .................. 137 117,180
Deutsche Telekom International Finance BV,
8.25%, 06/15/30
(c)
................ 111 124,885
Orange SA, 5.38%, 01/13/42 ........... 108 104,362
Telefonica Emisiones SA
7.05%, 06/20/36 .................. 150 165,830
5.21%, 03/08/47 .................. 167 148,243
TELUS Corp., 3.40%, 05/13/32 ......... 113 102,860
Verizon Communications, Inc.
7.75%, 12/01/30 .................. 627 701,591
4.50%, 08/10/33 .................. 558 539,346
6.40%, 09/15/33 .................. 22 23,732
4.27%, 01/15/36 .................. 189 174,043
5.00%, 01/15/36 .................. 484 472,044
4.81%, 03/15/39 .................. 501 465,921
6.55%, 09/15/43 .................. 262 281,412
4.52%, 09/15/48 .................. 301 248,323
3.88%, 03/01/52 .................. 705 516,409
5.01%, 08/21/54 .................. 145 125,646
6.00%, 11/30/65 .................. 179 173,490
10,116,380
Electric Utilities — 1.8%
AEP Texas, Inc., Series E, 6.65%, 02/15/33 .. 684 738,138
AEP Transmission Co. LLC
3.15%, 09/15/49 .................. 416 275,645
Series N, 2.75%, 08/15/51 ........... 452 274,930
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 185 175,005
Alabama Power Co.
5.85%, 11/15/33 .................. 100 105,039
6.00%, 03/01/39 .................. 812 860,027
American Transmission Co. LLC, 5.75%,
04/01/56
(b)
..................... 30 29,785
AusNet Services Holdings Pty. Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates Mid +
1.77%), 6.14%, 02/04/56
(a)(d)
.......... AUD 260 178,115
Baltimore Gas & Electric Co.
5.30%, 06/01/34 .................. USD 211 213,364
3.50%, 08/15/46 .................. 134 97,683
3.75%, 08/15/47 .................. 155 116,282
3.20%, 09/15/49 .................. 279 186,785
2.90%, 06/15/50 .................. 50 31,463
Commonwealth Edison Co.
6.45%, 01/15/38 .................. 89 98,011
4.60%, 08/15/43 .................. 115 101,480
3.70%, 03/01/45 .................. 100 77,228
4.00%, 03/01/48 .................. 100 78,331
5.30%, 02/01/53 .................. 31 28,926
5.95%, 06/01/55 .................. 100 101,855
Consorcio Transmantaro SA, 4.70%, 04/16/34
(b)
315 305,550
DTE Electric Co.
5.20%, 03/01/34 .................. 100 101,724
Series A, 4.85%, 03/01/36 ............ 82 80,143
4.30%, 07/01/44 .................. 210 179,025
Duke Energy Carolinas LLC, 3.45%, 04/15/51 780 547,639
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $1,895,000), 6.01%, 09/15/35
(e)(f)
.... 1,895 1,890,263
Duke Energy Ohio, Inc., 5.25%, 04/01/33 ... 510 519,085
Duke Energy Progress LLC, 3.70%, 10/15/46 . 1,500 1,134,608
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Edison International
5.25%, 11/15/28 .................. USD 122 $ 122,227
6.95%, 11/15/29 .................. 264 275,900
4.80%, 03/15/31 .................. 100 97,288
EDP Servicios Financieros Espana SA, 3.25%,
02/04/32
(d)
..................... EUR 1,220 1,378,335
Emera US Finance LLC, 5.20%, 04/01/33 ... USD 100 99,575
Entergy Arkansas LLC, 5.15%, 01/15/33 .... 104 105,121
Entergy Louisiana LLC, 5.80%, 03/15/55 ... 100 99,982
Entergy Texas, Inc.
4.00%, 03/30/29 .................. 117 115,285
5.20%, 06/15/36 .................. 42 41,724
4.50%, 03/30/39 .................. 295 268,614
5.00%, 09/15/52 .................. 57 50,750
Eversource Energy
2.55%, 03/15/31 .................. 183 164,867
5.85%, 04/15/31 .................. 121 125,520
5.13%, 05/15/33 .................. 100 100,049
Exelon Corp.
5.45%, 03/15/34 .................. 100 101,976
4.95%, 06/15/35 .................. 100 97,186
FirstEnergy Transmission LLC, 5.45%,
07/15/44
(b)
..................... 1,265 1,208,524
Florida Power & Light Co.
5.15%, 06/15/29 .................. 456 464,547
5.30%, 06/15/34 .................. 100 102,032
4.70%, 02/15/36 .................. 100 96,940
5.69%, 03/01/40 .................. 285 292,992
5.30%, 04/01/53 .................. 215 202,570
5.80%, 03/15/65 .................. 100 99,393
5.90%, 06/01/66 .................. 58 58,474
Georgia Power Co.
5.25%, 03/15/34 .................. 100 101,564
Series B, 3.70%, 01/30/50 ............ 299 221,868
Kallpa Generacion SA, 5.88%, 01/30/32
(b)
... 200 204,500
Kentucky Utilities Co., 5.13%, 11/01/40 ..... 100 96,597
Liberty Utilities Co., 5.65%, 05/15/36
(b)
..... 49 48,805
Louisville Gas & Electric Co., Series LOU,
5.45%, 04/15/33 ................. 100 102,648
MidAmerican Energy Co.
4.25%, 05/01/46 .................. 170 140,463
3.15%, 04/15/50 .................. 267 178,894
Minejesa Capital BV, 5.63%, 08/10/37
(b)
.... 200 190,500
Nevada Power Co., Series R, 6.75%, 07/01/37 68 75,509
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28 .................. 517 519,735
2.25%, 06/01/30 .................. 100 91,212
3.00%, 01/15/52 .................. 273 168,711
Northern States Power Co.
6.25%, 06/01/36 .................. 100 108,137
5.35%, 11/01/39 .................. 156 155,889
2.90%, 03/01/50 .................. 188 124,056
NSTAR Electric Co.
3.25%, 05/15/29 .................. 110 106,239
1.95%, 08/15/31 .................. 421 369,432
5.40%, 06/01/34 .................. 100 102,103
NSW Electricity Networks Finance Pty. Ltd., (3-
mo. ASX Australia Bank Bill Short Term Rates
Mid + 2.05%), 6.52%, 03/11/55
(a)(d)
...... AUD 500 351,243
Ohio Power Co., 4.00%, 06/01/49 ........ USD 365 278,380
Oklahoma Gas & Electric Co., 5.90%, 04/01/56 100 101,438
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32 .................. 170 188,515
3.63%, 06/15/34
(d)
................. EUR 833 949,922
5.30%, 06/01/42 .................. USD 100 96,564

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.70%, 05/15/50 .................. USD 92 $ 67,222
5.55%, 06/15/54 .................. 100 96,412
5.80%, 04/01/55 .................. 100 100,181
(5-Year EURIBOR ICE Swap Rate + 1.53%),
4.55%, 11/26/56
(a)(d)
.............. EUR 150 173,345
Pacific Gas & Electric Co.
3.75%, 07/01/28 .................. USD 100 98,234
3.25%, 06/01/31 .................. 171 157,737
6.95%, 03/15/34 .................. 302 329,331
5.20%, 05/01/36 .................. 107 103,927
4.50%, 07/01/40 .................. 663 570,525
3.30%, 08/01/40 .................. 1,273 954,230
4.45%, 04/15/42 .................. 100 82,800
4.60%, 06/15/43 .................. 205 170,112
4.75%, 02/15/44 .................. 3,217 2,724,031
3.95%, 12/01/47 .................. 911 667,419
4.95%, 07/01/50 .................. 4,962 4,142,783
3.50%, 08/01/50 .................. 1,959 1,306,887
5.25%, 03/01/52 .................. 1,767 1,526,640
6.75%, 01/15/53 .................. 2,510 2,635,326
6.70%, 04/01/53 .................. 1,039 1,080,760
5.90%, 10/01/54 .................. 1,334 1,259,842
6.15%, 03/01/55 .................. 2,996 2,921,817
6.10%, 10/15/55 .................. 3,872 3,748,113
6.00%, 05/01/56 .................. 4,891 4,679,348
PacifiCorp, 6.35%, 07/15/38 ........... 401 419,230
PECO Energy Co.
3.70%, 09/15/47 .................. 100 75,524
4.60%, 05/15/52 .................. 104 87,835
Pinnacle West Capital Corp., 5.15%, 05/15/30 2,562 2,595,973
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 100 100,433
PPL Electric Utilities Corp.
4.85%, 02/15/34 .................. 90 89,363
5.25%, 05/15/53 .................. 100 93,597
Public Service Co. of Colorado
1.88%, 06/15/31 .................. 308 268,864
5.15%, 09/15/35 .................. 233 231,555
5.05%, 06/15/36 .................. 95 93,672
5.25%, 04/01/53 .................. 23 21,163
5.85%, 05/15/55 .................. 115 115,218
Public Service Electric & Gas Co.
3.65%, 09/01/28 .................. 100 98,361
5.80%, 05/01/37 .................. 131 138,295
3.60%, 12/01/47 .................. 100 74,305
5.45%, 08/01/53 .................. 100 96,457
Southern California Edison Co.
Series A, 4.20%, 03/01/29 ............ 107 105,371
6.00%, 01/15/34 .................. 157 162,831
Series 04-G, 5.75%, 04/01/35 ......... 100 101,249
5.63%, 02/01/36 .................. 99 98,930
6.05%, 03/15/39 .................. 261 264,947
Series E, 5.45%, 06/01/52 ............ 270 241,206
Southern Co. (The), 5.70%, 10/15/32 ...... 231 240,166
Southwestern Public Service Co.
5.30%, 05/15/35 .................. 61 61,182
3.70%, 08/15/47 .................. 138 103,120
Tampa Electric Co.
4.90%, 03/01/29 .................. 128 128,974
2.40%, 03/15/31 .................. 183 165,179
Tucson Electric Power Co., 5.50%, 04/15/53 . 100 95,512
Union Electric Co.
2.95%, 03/15/30 .................. 100 94,354
5.20%, 04/01/34 .................. 100 101,303
4.80%, 03/15/36 .................. 192 186,783
3.65%, 04/15/45 .................. 100 76,554
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Virginia Electric & Power Co.
Series A, 3.80%, 04/01/28 ............ USD 100 $ 98,777
5.30%, 08/15/33 .................. 139 141,851
4.95%, 03/15/36 .................. 101 98,857
6.35%, 11/30/37 .................. 259 279,578
Series B, 3.80%, 09/15/47 ............ 208 158,895
Series C, 4.63%, 05/15/52 ........... 81 68,362
5.70%, 08/15/53 .................. 278 273,674
Vistra Operations Co. LLC
(b)
5.05%, 12/30/26 .................. 3,797 3,799,532
6.00%, 04/15/34 .................. 513 528,083
Wisconsin Power & Light Co.
1.95%, 09/16/31 .................. 106 91,885
5.38%, 03/30/34 .................. 177 179,592
Xcel Energy, Inc.
2.35%, 11/15/31 .................. 100 87,895
5.50%, 03/15/34 .................. 100 101,597
61,702,030
Electrical Equipment — 0.0%
Eaton Corp.
3.85%, 03/06/28 .................. 380 376,329
4.50%, 03/06/33 .................. 231 226,129
3.92%, 09/15/47 .................. 100 79,682
Emerson Electric Co., 5.00%, 03/15/35 .... 46 46,200
728,340
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp.
5.05%, 04/05/27 .................. 100 100,539
2.20%, 09/15/31 .................. 265 234,439
5.25%, 04/05/34 .................. 248 252,916
Arrow Electronics, Inc., 2.95%, 02/15/32 .... 100 88,878
Avnet, Inc., 3.00%, 05/15/31 ........... 151 136,904
CDW LLC
5.10%, 03/01/30 .................. 100 99,786
3.57%, 12/01/31 .................. 106 97,326
Corning, Inc.
5.75%, 08/15/40 .................. 121 123,790
4.38%, 11/15/57 .................. 100 80,066
Flex Ltd., 4.88%, 06/15/29 ............ 100 100,235
Jabil, Inc., 4.75%, 02/01/33 ............ 100 97,624
Tyco Electronics Group SA, 5.00%, 05/09/35 . 155 153,780
1,566,283
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
4.05%, 03/11/29 .................. 43 42,389
4.35%, 06/15/31 .................. 288 282,186
3.81%, 03/11/34 .................. EUR 760 874,091
5.00%, 06/15/36 .................. USD 118 115,416
5.13%, 09/15/40 .................. 109 104,496
Halliburton Co.
6.70%, 09/15/38 .................. 100 110,530
7.45%, 09/15/39 .................. 100 116,851
4.75%, 08/01/43 .................. 77 67,744
1,713,703
Entertainment — 0.0%
NBCUniversal Media LLC, 4.45%, 01/15/43 .. 279 237,752
Walt Disney Co. (The), 7.75%, 12/01/45 .... 592 736,216
973,968
Financial Services — 0.4%
Andiron Financing LLC, (1-mo. SOFR FWD +
3.25%), 6.67%, 01/21/30
(a)(e)
.......... 170 170,000
Apollo Global Management, Inc., 5.70%,
03/30/36 ...................... 200 200,688

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
... USD 4,009 $ 3,942,192
Corebridge Financial, Inc.
3.85%, 04/05/29 .................. 100 97,732
6.05%, 09/15/33 .................. 122 127,472
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88%,
12/15/52
(a)
.................... 625 634,056
Equitable Holdings, Inc., 5.59%, 01/11/33 ... 100 102,096
Fidelity National Information Services, Inc.
4.45%, 03/10/28 .................. 141 140,498
3.75%, 05/21/29 .................. 100 97,162
4.80%, 03/10/31 .................. 100 98,907
3.10%, 03/01/41 .................. 100 72,664
Fiserv, Inc.
5.45%, 03/02/28 .................. 497 501,865
3.50%, 07/01/29 .................. 153 146,839
4.75%, 03/15/30 .................. 216 213,875
5.45%, 03/15/34 .................. 267 264,896
4.25%, 06/23/34 .................. EUR 1,040 1,188,216
Global Payments, Inc.
4.95%, 08/15/27 .................. USD 341 341,692
5.30%, 08/15/29 .................. 269 270,619
4.88%, 11/15/30 .................. 100 98,307
5.20%, 11/15/32 .................. 200 195,330
5.55%, 11/15/35 .................. 119 115,362
Mastercard, Inc.
2.95%, 06/01/29 .................. 365 351,489
4.88%, 05/09/34 .................. 171 171,364
3.80%, 11/21/46 .................. 100 78,335
National Rural Utilities Cooperative Finance
Corp.
Series D, 4.15%, 08/25/28 ........... 315 312,423
8.00%, 03/01/32 .................. 131 151,089
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%), 7.13%,
09/15/53
(a)
.................... 188 195,023
NTT Finance Corp.
(d)
(1-day SOFR + 1.03%), 1.00%, 06/20/31
(a)
400 399,656
4.23%, 11/01/38 .................. EUR 430 494,584
PayPal Holdings, Inc.
2.85%, 10/01/29 .................. USD 374 353,023
4.95%, 06/01/31 .................. 49 49,001
5.55%, 06/01/36 .................. 149 148,980
5.50%, 06/01/54 .................. 37 33,916
Visa, Inc.
4.40%, 02/12/33 .................. 100 98,489
4.70%, 02/12/36 .................. 43 42,505
4.30%, 12/14/45 .................. 302 258,976
Voya Financial, Inc., 5.00%, 09/20/34 ..... 100 98,336
Western Union Co. (The), 4.75%, 06/15/29 .. 184 182,616
12,440,273
Food Products — 0.1%
Archer-Daniels-Midland Co.
2.90%, 03/01/32 .................. 140 127,378
4.02%, 04/16/43 .................. 100 82,767
Bunge Ltd. Finance Corp.
4.55%, 08/04/30 .................. 86 85,350
4.65%, 09/17/34 .................. 100 96,540
Campbell's Co. (The)
4.55%, 03/21/31 .................. 102 99,267
5.40%, 03/21/34 .................. 211 207,855
Conagra Brands, Inc.
4.85%, 11/01/28 .................. 132 132,222
8.25%, 09/15/30 .................. 100 112,519
Security
Par (000)
Par (000) Value
Food Products (continued)
5.40%, 11/01/48 .................. USD 100 $ 88,069
Flowers Foods, Inc., 6.20%, 03/15/55 ..... 100 85,727
General Mills, Inc.
5.50%, 10/17/28 .................. 100 102,008
4.15%, 02/15/43 .................. 107 87,645
Grupo Bimbo SAB de CV, 4.00%, 09/06/49
(b)
. 246 189,105
J M Smucker Co. (The)
6.20%, 11/15/33 .................. 156 166,356
6.50%, 11/15/43 .................. 100 107,610
Kellanova, Series B, 7.45%, 04/01/31 ..... 129 144,113
Kraft Heinz Foods Co.
4.63%, 10/01/39 .................. 100 89,196
5.00%, 06/04/42 .................. 225 201,593
4.38%, 06/01/46 .................. 95 75,997
5.50%, 06/01/50 .................. 100 91,196
McCormick & Co., Inc., 4.15%, 02/15/29 .... 100 98,915
Mondelez International, Inc.
2.75%, 04/13/30 .................. 164 153,296
3.00%, 03/17/32 .................. 100 90,762
Pilgrim's Pride Corp., 6.88%, 05/15/34 ..... 100 108,048
Tyson Foods, Inc.
5.70%, 03/15/34 .................. 100 102,889
4.55%, 06/02/47 .................. 114 96,004
3,022,427
Gas Utilities — 0.1%
Atmos Energy Corp.
5.50%, 06/15/41 .................. 141 141,324
5.75%, 10/15/52 .................. 100 100,688
CenterPoint Energy Resources Corp., 5.40%,
07/01/34 ...................... 160 162,635
EP Infrastructure A/S
(d)
4.13%, 02/27/33 .................. EUR 2,695 3,043,156
4.38%, 01/29/34 .................. 245 279,083
National Fuel Gas Co., 2.95%, 03/01/31 .... USD 109 99,725
Southern California Gas Co.
Series UU, 4.13%, 06/01/48 .......... 100 78,392
5.90%, 06/01/56 .................. 125 126,807
4,031,810
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36 .................. 100 109,067
4.90%, 04/01/44 .................. 100 92,740
4.15%, 04/01/45 .................. 441 366,071
3.55%, 02/15/50 .................. 100 72,689
3.30%, 09/15/51 .................. 195 133,427
2.88%, 06/15/52 .................. 149 93,029
Canadian National Railway Co.
4.20%, 03/12/31 .................. 100 97,976
5.85%, 11/01/33 .................. 121 129,159
6.25%, 08/01/34 .................. 200 217,999
Canadian Pacific Railway Co.
7.13%, 10/15/31 .................. 158 174,772
2.45%, 12/02/31 .................. 100 88,940
4.80%, 09/15/35 .................. 186 182,698
3.00%, 12/02/41 .................. 143 106,136
6.13%, 09/15/2115 ................ 34 35,322
CSX Corp.
6.15%, 05/01/37 .................. 64 69,144
4.75%, 05/30/42 .................. 485 446,729
4.30%, 03/01/48 .................. 180 149,244
3.95%, 05/01/50 .................. 100 77,693
DAE Funding LLC, 3.38%, 03/20/28
(b)
..... 200 193,750
Empresa de Transporte de Pasajeros Metro SA,
4.70%, 05/07/50
(b)
................ 200 170,122

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Fedex Freight Holding Co., Inc.
(b)
4.30%, 03/15/29 .................. USD 100 $ 98,648
4.95%, 03/15/33 .................. 100 97,983
Motability Operations Group plc
4.13%, 02/04/38
(d)
................. EUR 2,506 2,845,014
Norfolk Southern Corp.
3.80%, 08/01/28 .................. USD 68 67,096
5.55%, 03/15/34 .................. 59 61,103
3.94%, 11/01/47 .................. 323 252,238
4.05%, 08/15/52 .................. 125 96,072
4.10%, 05/15/2121 ................ 100 69,998
Ryder System, Inc., 4.90%, 12/01/29 ...... 109 109,988
Triton Container International Ltd., 5.15%,
02/15/33 ...................... 547 536,000
Uber Technologies, Inc.
4.15%, 01/15/31 .................. 100 97,649
4.80%, 09/15/35 .................. 100 97,255
Union Pacific Corp.
2.38%, 05/20/31 .................. 100 90,299
3.38%, 02/14/42 .................. 289 227,259
3.95%, 08/15/59 .................. 175 129,665
3.84%, 03/20/60 .................. 361 260,222
4.10%, 09/15/67 .................. 217 159,830
8,303,026
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
4.00%, 03/15/31 .................. 420 409,312
4.30%, 03/15/33 .................. 168 162,953
4.75%, 03/15/38 .................. 366 352,537
4.75%, 04/15/43 .................. 221 203,029
5.50%, 03/15/56 .................. 100 97,936
5.60%, 03/15/66 .................. 66 64,673
Baxter International, Inc.
1.73%, 04/01/31 .................. 205 174,486
3.50%, 08/15/46 .................. 100 67,995
Becton Dickinson & Co.
4.87%, 02/08/29 .................. 143 143,818
1.96%, 02/11/31 .................. 87 76,904
5.11%, 02/08/34 .................. 128 128,448
Boston Scientific Corp., 6.25%, 11/15/35
(c)
... 100 109,043
DH Europe Finance II SARL
3.25%, 11/15/39 .................. 41 32,924
3.40%, 11/15/49 .................. 100 71,113
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 .................. 297 301,277
4.80%, 08/14/29 .................. 53 53,277
4.80%, 01/15/31 .................. 200 200,209
Medtronic Global Holdings SCA
4.25%, 03/30/28 .................. 113 112,737
4.50%, 03/30/33 .................. 183 179,398
Solventum Corp.
5.45%, 03/13/31 .................. 111 113,628
5.60%, 03/23/34 .................. 100 102,344
Stryker Corp.
4.25%, 09/11/29 .................. 100 99,142
1.95%, 06/15/30 .................. 100 90,541
4.63%, 03/15/46 .................. 104 91,622
Zimmer Biomet Holdings, Inc.
5.05%, 02/19/30 .................. 100 101,346
2.60%, 11/24/31 .................. 22 19,721
3,560,413
Health Care Providers & Services — 0.4%
Cardinal Health, Inc.
4.50%, 11/15/44 .................. 148 125,327
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.90%, 09/15/45 .................. USD 127 $ 113,459
Cencora, Inc.
3.95%, 02/13/29 .................. 238 233,960
4.25%, 11/15/30 .................. 221 216,483
4.60%, 02/13/33 .................. 33 32,284
Cigna Group (The)
2.38%, 03/15/31 .................. 100 90,023
5.25%, 02/15/34 .................. 101 102,077
5.25%, 01/15/36 .................. 146 146,374
6.13%, 11/15/41 .................. 100 104,947
3.40%, 03/15/50 .................. 632 437,317
CVS Health Corp.
6.25%, 06/01/27 .................. 190 192,950
5.55%, 06/01/31 .................. 90 92,683
2.13%, 09/15/31 .................. 100 87,432
5.30%, 06/01/33 .................. 199 201,850
4.88%, 07/20/35 .................. 828 802,672
6.00%, 06/01/44 .................. 372 375,676
5.05%, 03/25/48 .................. 255 225,235
5.88%, 06/01/53 .................. 149 145,641
6.00%, 06/01/63 .................. 100 97,707
Elevance Health, Inc.
5.38%, 06/15/34 .................. 157 159,430
5.95%, 12/15/34 .................. 218 229,443
4.65%, 01/15/43 .................. 100 88,636
5.10%, 01/15/44 .................. 86 79,672
4.55%, 05/15/52 .................. 402 331,627
HCA, Inc.
5.88%, 02/01/29 .................. 17 17,390
4.30%, 11/15/30 .................. 100 97,817
5.45%, 04/01/31 .................. 1,402 1,432,507
2.38%, 07/15/31 .................. 100 88,753
4.60%, 11/15/32 .................. 2,818 2,744,646
7.50%, 11/06/33 .................. 168 188,553
5.30%, 05/15/36 .................. 158 156,943
5.50%, 06/15/47 .................. 290 270,204
6.00%, 04/01/54 .................. 426 420,812
6.20%, 03/01/55 .................. 1,291 1,314,416
6.10%, 04/01/64 .................. 540 536,560
Laboratory Corp. of America Holdings
3.60%, 09/01/27 .................. 171 169,266
4.35%, 04/01/30 .................. 203 200,275
McKesson Corp., 5.10%, 07/15/33 ....... 100 101,280
Quest Diagnostics, Inc., 6.40%, 11/30/33 ... 100 108,100
12,560,427
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 .................. 152 150,280
3.38%, 08/15/31 .................. 200 184,224
2.00%, 05/18/32 .................. 100 84,216
2.95%, 03/15/34 .................. 105 89,176
5.50%, 10/01/35 .................. 100 100,107
DOC DR LLC, 2.63%, 11/01/31 ......... 100 89,192
Healthcare Realty Holdings LP, 2.00%, 03/15/31 100 87,350
Healthpeak OP LLC, 3.50%, 07/15/29 ..... 100 96,544
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 .................. 100 95,912
3.38%, 02/01/31 .................. 75 69,631
Ventas Realty LP
4.40%, 01/15/29 .................. 100 99,270
4.75%, 11/15/30 .................. 134 133,412
5.63%, 07/01/34 .................. 100 102,694
Welltower OP LLC
2.75%, 01/15/31 .................. 157 144,474

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
2.80%, 06/01/31 .................. USD 143 $ 131,162
1,657,644
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP, 5.50%, 04/15/35 .. 100 100,345
Hotels, Restaurants & Leisure — 0.2%
Big Sky Funding LLC, Class A2, 5.75%, (5.75%
Cash or 5.75% PIK), 10/20/35
(e)(g)
...... 3,503 3,503,000
Booking Holdings, Inc., 3.25%, 11/21/32 .... EUR 710 796,389
Expedia Group, Inc., 5.50%, 04/15/36 ..... USD 106 104,943
Marriott International, Inc.
Series HH, 2.85%, 04/15/31 .......... 100 91,897
5.30%, 05/15/34 .................. 145 146,426
5.10%, 05/01/38 .................. 187 180,341
McDonald's Corp.
5.00%, 05/17/29 .................. 19 19,255
5.20%, 05/17/34 .................. 114 116,502
4.95%, 03/03/35 .................. 231 230,011
4.60%, 05/26/45 .................. 321 280,423
5.15%, 09/09/52 .................. 102 93,499
5,562,686
Household Durables — 0.0%
Leggett & Platt, Inc., 4.40%, 03/15/29 ..... 200 195,311
PulteGroup, Inc., 4.25%, 03/01/31 ........ 138 134,754
Sony Group Corp., 4.66%, 06/30/31 ...... 35 35,014
365,079
Household Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47 .... 453 350,093
Kimberly-Clark Corp., 3.90%, 05/04/47 ..... 159 124,577
Procter & Gamble Co. (The)
1.20%, 10/29/30 .................. 61 53,432
4.35%, 11/03/35 .................. 164 158,754
686,856
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(d)
....... 904 922,876
Colbun SA, 3.15%, 01/19/32
(b)
.......... 206 185,680
Constellation Energy Generation LLC
4.63%, 02/01/29
(b)
................. 467 464,309
4.80%, 01/15/32 .................. 112 111,057
5.30%, 06/01/36 .................. 74 73,607
6.25%, 10/01/39 .................. 134 141,423
6.50%, 10/01/53 .................. 23 24,677
Oglethorpe Power Corp.
4.50%, 04/01/47 .................. 100 82,714
5.90%, 02/01/55 .................. 100 98,562
2,104,905
Industrial Conglomerates — 0.0%
3M Co.
2.38%, 08/26/29 .................. 127 119,129
4.80%, 03/15/30 .................. 156 156,950
5.70%, 03/15/37 .................. 51 52,842
3.63%, 10/15/47 .................. 108 80,423
Honeywell International, Inc., 4.50%, 01/15/34 267 260,851
670,195
Industrial REITs — 0.0%
LXP Industrial Trust, 2.38%, 10/01/31 ..... 113 98,850
Prologis LP
4.38%, 02/01/29 .................. 288 287,265
1.75%, 02/01/31 .................. 224 196,814
4.25%, 06/15/31 .................. 100 98,156
5.13%, 01/15/34 .................. 164 165,140
5.00%, 01/31/35 .................. 75 74,568
2.13%, 10/15/50 .................. 35 18,824
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
Trust 2401, 7.70%, 01/23/32
(b)
.......... USD 408 $ 435,617
1,375,234
Insurance — 0.3%
Allstate Corp. (The), 5.95%, 04/01/36 ..... 100 105,360
American Financial Group, Inc., 5.00%, 09/23/35 19 18,371
American International Group, Inc.
5.13%, 03/27/33 .................. 120 120,807
5.45%, 05/07/35 .................. 100 101,986
Series A-9, 5.75%, 04/01/48
(a)
......... 150 151,377
American National Group, Inc.
5.75%, 10/01/29 .................. 100 101,522
6.00%, 07/15/35 .................. 100 99,626
Aon Corp., 3.75%, 05/02/29 ........... 126 122,949
Aon Global Ltd., 4.60%, 06/14/44 ........ 89 77,484
Aon North America, Inc.
5.30%, 03/01/31 .................. 200 203,540
5.45%, 03/01/34 .................. 222 226,481
Arch Capital Group Ltd., 7.35%, 05/01/34 ... 100 114,080
Arthur J Gallagher & Co.
5.00%, 02/15/32 .................. 100 100,245
6.50%, 02/15/34 .................. 70 75,423
5.45%, 07/15/34 .................. 132 133,886
6.75%, 02/15/54 .................. 100 109,749
Athene Holding Ltd., 6.63%, 05/19/55 ..... 200 194,480
AXIS Specialty Finance LLC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.19%), 4.90%, 01/15/40
(a)
.... 273 266,859
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42 .................. 178 159,025
4.20%, 08/15/48 .................. 116 94,764
4.25%, 01/15/49 .................. 276 226,976
Brown & Brown, Inc.
2.38%, 03/15/31 .................. 245 217,409
4.20%, 03/17/32 .................. 136 129,298
5.65%, 06/11/34 .................. 100 101,299
Chubb INA Holdings LLC
5.00%, 03/15/34 .................. 235 235,698
6.00%, 05/11/37 .................. 220 234,866
CNA Financial Corp., 5.13%, 02/15/34 ..... 108 106,868
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52 ...................... 100 62,265
F&G Annuities & Life, Inc.
6.50%, 06/04/29 .................. 138 141,019
6.25%, 10/04/34 .................. 100 97,824
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 .................. 100 93,541
6.00%, 12/07/33 .................. 165 172,235
Hartford Insurance Group, Inc. (The)
2.80%, 08/19/29 .................. 194 183,402
4.40%, 03/15/48 .................. 131 109,420
Lincoln National Corp.
5.85%, 03/15/34 .................. 100 102,124
7.00%, 06/15/40 .................. 100 108,978
Loews Corp., 4.94%, 04/01/36 .......... 49 47,949
Markel Group, Inc.
3.35%, 09/17/29 .................. 165 158,281
6.00%, 05/16/54 .................. 12 12,008
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31 .................. 100 100,195
5.15%, 03/15/34 .................. 164 165,380
5.00%, 03/15/35 .................. 100 99,018
4.95%, 03/15/36 .................. 66 64,895
4.20%, 03/01/48 .................. 100 80,752
6.25%, 11/01/52 .................. 100 106,271
5.45%, 03/15/53 .................. 100 94,896

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
MetLife, Inc.
5.70%, 06/15/35 .................. USD 100 $ 103,996
6.40%, 12/15/36 .................. 15 15,283
4.72%, 12/15/44
(c)
................. 251 221,756
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35%, 03/15/55
(a)
............... 200 204,983
New York Life Global Funding, 5.20%, 06/03/36
(b)
46 45,885
Nippon Life Insurance Co., 4.75%, 04/02/31
(d)
225 224,082
Principal Financial Group, Inc.
5.38%, 03/15/33 .................. 100 102,008
5.30%, 01/15/37 .................. 25 24,764
Progressive Corp. (The), 3.70%, 01/26/45 ... 293 227,549
Prudential Financial, Inc.
5.70%, 12/14/36 .................. 155 160,246
(3-mo. SOFR + 2.64%), 4.50%, 09/15/47
(a)
515 508,687
3.91%, 12/07/47 .................. 31 23,737
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70%,
10/01/50
(a)
.................... 108 100,108
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 6.75%,
03/01/53
(a)
.................... 100 105,214
RLGH Finance Bermuda Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.02%), 6.88%
(a)(d)(h)
........ 400 400,110
Travelers Cos., Inc. (The)
6.75%, 06/20/36 .................. 100 112,218
5.35%, 11/01/40 .................. 252 251,736
Unum Group, 5.25%, 12/15/35 .......... 100 98,450
Willis North America, Inc.
4.55%, 03/15/31 .................. 70 68,728
5.35%, 05/15/33 .................. 145 146,862
8,977,283
Interactive Media & Services — 0.6%
Alphabet, Inc.
3.70%, 02/15/29 .................. 292 287,260
4.10%, 11/15/30 .................. 3,801 3,745,029
4.10%, 02/15/31 .................. 292 286,914
4.40%, 02/15/33 .................. 256 250,497
4.80%, 02/15/36 .................. 394 387,321
4.50%, 05/11/45 .................. EUR 1,310 1,529,818
5.50%, 02/15/46 .................. USD 160 157,623
5.45%, 11/15/55 .................. 503 482,172
5.65%, 02/15/56 .................. 1,990 1,963,560
4.80%, 05/11/63 .................. EUR 674 784,812
4.38%, 11/06/64 .................. 910 978,104
5.75%, 02/15/66 .................. USD 765 756,809
5.70%, 11/15/75 .................. 4,520 4,338,682
Meta Platforms, Inc.
4.55%, 05/15/31 .................. 100 99,462
4.60%, 11/15/32 .................. 240 235,990
4.88%, 05/15/33 .................. 100 99,096
4.95%, 05/15/33 .................. 100 99,953
4.75%, 08/15/34 .................. 152 149,239
5.25%, 05/15/36 .................. 476 472,640
5.50%, 11/15/45 .................. 26 24,126
6.20%, 05/15/46 .................. 422 422,292
5.40%, 08/15/54 .................. 693 611,460
6.30%, 05/15/56 .................. 346 344,415
5.75%, 05/15/63 .................. 763 686,915
19,194,189
Security
Par (000)
Par (000) Value
IT Services — 0.6%
Beignet Investor LLC, 6.58%, 05/30/49
(b)
.... USD 9,077 $ 9,259,927
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 .. 100 100,416
Gartner, Inc.
(b)
4.50%, 07/01/28 .................. 5,627 5,527,656
3.63%, 06/15/29 .................. 3,644 3,446,241
3.75%, 10/01/30 .................. 214 195,369
IBM International Capital Pte. Ltd.
4.90%, 02/05/34 .................. 216 213,400
5.30%, 02/05/54 .................. 147 132,022
International Business Machines Corp.
5.60%, 11/30/39 .................. 487 490,756
4.25%, 05/15/49 .................. 241 188,329
7.13%, 12/01/96 .................. 100 113,331
Kyndryl Holdings, Inc.
3.15%, 10/15/31 .................. 100 83,307
6.35%, 02/20/34 .................. 146 137,849
19,888,603
Leisure Products — 0.0%
Brunswick Corp., 2.40%, 08/18/31 ....... 128 111,945
Hasbro, Inc., 6.05%, 05/14/34 .......... 100 104,511
216,456
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 2.30%, 03/12/31 .. 112 100,610
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29 .................. 111 104,557
2.00%, 10/15/31 .................. 149 130,970
4.55%, 06/15/33 .................. 30 29,473
4.90%, 02/12/36 .................. 234 231,247
5.30%, 02/01/44 .................. 100 97,321
694,178
Machinery — 0.0%
Caterpillar, Inc.
6.05%, 08/15/36 .................. 56 60,965
5.20%, 05/27/41 .................. 100 100,273
Cummins, Inc.
4.70%, 02/15/31 .................. 83 83,326
5.30%, 05/09/35 .................. 159 162,173
Deere Funding Canada Corp., 4.15%, 10/09/30 100 98,261
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 100 103,977
Otis Worldwide Corp., 2.57%, 02/15/30 .... 133 123,579
Parker-Hannifin Corp.
4.50%, 09/15/29 .................. 103 102,923
4.10%, 03/01/47 .................. 133 109,043
Stanley Black & Decker, Inc.
4.25%, 11/15/28 .................. 172 170,695
3.00%, 05/15/32 .................. 114 102,703
1,217,918
Media — 0.5%
Charter Communications Operating LLC
6.65%, 02/01/34 .................. 274 281,128
5.38%, 04/01/38 .................. 263 235,590
5.38%, 05/01/47 .................. 165 133,550
5.75%, 04/01/48 .................. 617 519,349
5.13%, 07/01/49 .................. 105 81,040
6.83%, 10/23/55 .................. 233 216,875
3.85%, 04/01/61 .................. 251 147,401
4.40%, 12/01/61 .................. 82 52,938
3.95%, 06/30/62 .................. 148 87,514
Discovery Global Holdings, Inc., 3.76%, 03/15/27 7,065 7,003,141
Fox Corp., 6.50%, 10/13/33 ........... 211 224,570
Omnicom Group, Inc., 2.40%, 03/01/31 .... 207 185,573
Paramount Global
3.70%, 10/04/26
(c)
................. 610 606,971

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
2.90%, 01/15/27 .................. USD 2,793 $ 2,758,977
Time Warner Cable LLC
7.30%, 07/01/38 .................. 100 102,847
6.75%, 06/15/39 .................. 766 749,755
WPP Finance 2013
3.63%, 06/09/31
(d)
................. EUR 2,980 3,350,992
16,738,211
Metals & Mining — 0.1%
Antofagasta plc
(b)
2.38%, 10/14/30 .................. USD 264 238,125
6.25%, 05/02/34 .................. 200 212,062
Barrick North America Finance LLC, 5.70%,
05/30/41 ...................... 126 127,520
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
..................... 200 197,510
Freeport Indonesia PT
4.76%, 04/14/27
(d)
................. 279 278,899
5.32%, 04/14/32
(b)
................. 200 199,088
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 100 101,716
Gerdau Trade, Inc., 5.75%, 06/09/35 ...... 155 158,585
Newmont Corp., 5.35%, 03/15/34 ........ 219 224,708
Nexa Resources SA, 6.75%, 04/09/34
(b)
.... 200 210,238
Nucor Corp.
2.70%, 06/01/30 .................. 170 158,295
6.40%, 12/01/37 .................. 100 109,806
Rio Tinto Alcan, Inc.
6.13%, 12/15/33 .................. 100 106,785
5.75%, 06/01/35 .................. 231 241,606
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40 . 74 72,742
Rio Tinto Finance USA plc, 5.00%, 03/09/33 . 262 264,490
Steel Dynamics, Inc., 5.38%, 08/15/34 ..... 100 101,270
Vale Overseas Ltd., 6.40%, 06/28/54 ...... 58 59,102
3,062,547
Multi-Utilities — 0.1%
Ameren Illinois Co.
4.95%, 06/01/33 .................. 66 66,137
4.15%, 03/15/46 .................. 139 113,629
5.55%, 07/01/54 .................. 100 97,195
Berkshire Hathaway Energy Co.
5.95%, 05/15/37 .................. 100 105,422
4.45%, 01/15/49 .................. 238 195,642
Black Hills Corp., 4.55%, 01/31/31 ....... 36 35,456
CMS Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.90%), 3.75%, 12/01/50
(a)
........... 314 291,315
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34 .................. 110 112,429
Series 06-B, 6.20%, 06/15/36 ......... 157 168,826
Series 09-C, 5.50%, 12/01/39 ......... 208 208,911
3.85%, 06/15/46 .................. 100 77,344
4.63%, 12/01/54 .................. 100 83,567
4.50%, 05/15/58 .................. 300 242,486
Consumers Energy Co.
4.63%, 05/15/33 .................. 117 115,394
4.20%, 09/01/52 .................. 146 116,477
Dominion Energy, Inc.
Series F, 5.25%, 08/01/33 ............ 100 100,902
7.00%, 06/15/38 .................. 102 115,471
Series C, 4.05%, 09/15/42 ........... 100 81,675
DTE Energy Co., 5.85%, 06/01/34 ....... 100 104,301
Engie SA, (ADSWAP5 + 2.00%), 6.48%
(a)(d)(h)
. AUD 310 215,431
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ...................... USD 214 226,498
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Puget Energy, Inc.
2.38%, 06/15/28 .................. USD 158 $ 150,932
4.10%, 06/15/30 .................. 206 199,378
4.22%, 03/15/32 .................. 37 35,515
5.73%, 03/15/35 .................. 100 100,636
San Diego Gas & Electric Co., 2.95%, 08/15/51 176 112,211
Sempra, 3.80%, 02/01/38 ............. 100 85,057
Southern Co. Gas Capital Corp., 4.40%,
05/30/47 ...................... 75 62,470
3,620,707
Office REITs — 0.0%
Boston Properties LP
2.90%, 03/15/30 .................. 100 93,162
6.50%, 01/15/34 .................. 109 115,668
5.75%, 01/15/35 .................. 100 100,952
Cousins Properties LP, 4.88%, 03/01/33 .... 82 79,835
Highwoods Realty LP
2.60%, 02/01/31 .................. 100 89,251
7.65%, 02/01/34 .................. 100 111,571
Piedmont Operating Partnership LP, 5.63%,
01/15/33 ...................... 148 147,363
737,802
Oil, Gas & Consumable Fuels — 6.4%
Antero Resources Corp.
5.38%, 03/01/30
(b)
................. 10,435 10,509,214
5.40%, 02/01/36 .................. 6,504 6,401,473
APA Corp.
5.10%, 09/01/40 .................. 4,660 4,293,177
5.25%, 02/01/42 .................. 196 169,558
6.75%, 02/15/55 .................. 1,560 1,627,850
APA Infrastructure Ltd., (3-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00% Floor
+ 2.00%), 6.37%, 04/28/56
(a)(d)
........ AUD 500 348,287
Australian Metcoal Financing Pty. Ltd.
(d)
6.25%, 10/22/31 .................. USD 200 203,561
6.75%, 04/22/34 .................. 200 206,117
Boardwalk Pipelines LP, 5.38%, 02/15/36 ... 49 48,732
BP Capital Markets America, Inc.
4.97%, 10/17/29 .................. 300 303,474
1.75%, 08/10/30 .................. 116 103,553
2.72%, 01/12/32 .................. 100 89,891
4.89%, 09/11/33 .................. 317 315,592
4.99%, 04/10/34 .................. 100 99,888
3.06%, 06/17/41 .................. 115 86,686
2.77%, 11/10/50 .................. 233 143,295
Canadian Natural Resources Ltd.
6.50%, 02/15/37 .................. 100 107,722
6.25%, 03/15/38 .................. 100 105,505
Cenovus Energy, Inc.
4.65%, 03/20/31 .................. 100 98,720
5.40%, 06/15/47 .................. 113 104,447
Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 ...................... 4,147 3,532,546
Cheniere Energy Partners LP
5.75%, 08/15/34 .................. 245 252,545
5.35%, 11/30/36
(b)
................. 1,330 1,323,192
6.05%, 11/30/56
(b)
................. 625 631,328
Cheniere Energy, Inc.
5.65%, 04/15/34 .................. 12 12,315
5.20%, 07/30/36
(b)
................. 75 73,848
Chevron USA, Inc.
4.69%, 04/15/30 .................. 12 12,084
4.98%, 04/15/35 .................. 222 223,473

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips
5.90%, 05/15/38 .................. USD 100 $ 105,555
4.88%, 10/01/47 .................. 280 249,503
ConocoPhillips Co.
5.05%, 09/15/33 .................. 71 71,921
3.80%, 03/15/52 .................. 189 138,693
5.65%, 01/15/65 .................. 101 97,251
Continental Resources, Inc., 4.90%, 06/01/44 100 81,956
Devon Energy Corp.
5.60%, 03/15/34
(b)
................. 100 102,503
5.60%, 07/15/41 .................. 100 98,521
5.00%, 06/15/45 .................. 109 97,688
5.75%, 09/15/54 .................. 7,028 6,773,324
Diamondback Energy, Inc.
3.25%, 12/01/26 .................. 9,863 9,827,526
3.50%, 12/01/29 .................. 11,766 11,347,402
3.13%, 03/24/31 .................. 8,057 7,493,659
5.40%, 04/18/34 .................. 172 174,465
6.25%, 03/15/53 .................. 2,318 2,402,788
5.75%, 04/18/54 .................. 6,833 6,642,980
5.90%, 04/18/64 .................. 2,158 2,105,041
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 .................. 66 68,255
5.65%, 10/15/54 .................. 565 540,641
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 194 175,555
4.39%, 11/30/46 .................. 289 235,610
Enbridge Energy Partners LP
Series B, 7.50%, 04/15/38 ............ 200 231,805
7.38%, 10/15/45 .................. 42 48,699
Enbridge, Inc.
4.85%, 03/27/31 .................. 353 352,728
5.70%, 03/08/33 .................. 252 260,203
5.50%, 12/01/46 .................. 107 102,541
6.70%, 11/15/53 .................. 133 146,290
Energy Transfer LP
8.25%, 11/15/29 .................. 401 438,832
5.60%, 09/01/34 .................. 307 313,317
7.50%, 07/01/38 .................. 232 267,642
5.30%, 04/01/44 .................. 52 47,526
5.35%, 05/15/45 .................. 153 139,032
6.13%, 12/15/45 .................. 240 238,483
6.00%, 06/15/48 .................. 100 97,097
5.00%, 05/15/50 .................. 95 80,405
6.20%, 04/01/55 .................. 248 245,223
Enterprise Products Operating LLC
7.55%, 04/15/38 .................. 159 188,010
5.70%, 02/15/42 .................. 100 101,400
4.85%, 03/15/44 .................. 219 199,995
4.90%, 05/15/46 .................. 100 90,009
4.95%, 10/15/54 .................. 453 402,484
Series E, (3-mo. CME Term SOFR + 3.29%),
5.25%, 08/16/77
(a)
............... 331 329,709
EOG Resources, Inc.
5.00%, 07/15/32 .................. 130 130,840
5.35%, 01/15/36 .................. 125 126,340
EQT Corp.
3.90%, 10/01/27 .................. 3,106 3,078,335
5.70%, 04/01/28 .................. 5,379 5,470,492
5.50%, 07/15/28 .................. 285 287,066
4.50%, 01/15/29 .................. 3,184 3,161,115
5.00%, 01/15/29 .................. 2,696 2,703,105
7.00%, 02/01/30
(c)
................. 7,477 7,957,206
7.50%, 06/01/30 .................. 14,623 15,787,889
4.75%, 01/15/31 .................. 18,326 18,153,955
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.63%, 05/15/31
(b)
................. USD 7,560 $ 7,074,820
5.75%, 02/01/34 .................. 100 102,248
Expand Energy Corp.
5.38%, 02/01/29 .................. 3,313 3,313,221
5.38%, 03/15/30 .................. 2,701 2,710,794
4.75%, 02/01/32 .................. 205 199,792
5.70%, 01/15/35 .................. 11,422 11,549,855
Exxon Mobil Corp.
3.00%, 08/16/39 .................. 122 96,478
3.57%, 03/06/45 .................. 189 145,936
4.11%, 03/01/46 .................. 39 32,243
4.33%, 03/19/50 .................. 126 105,084
3.45%, 04/15/51 .................. 100 71,210
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(b)
..................... 312 258,861
Greensaif Pipelines Bidco SARL, 5.85%,
02/23/36
(d)
..................... 1,268 1,294,831
Hess Corp.
7.30%, 08/15/31 .................. 722 803,721
6.00%, 01/15/40 .................. 290 305,285
HF Sinclair Corp., 5.50%, 09/01/32 ....... 100 100,605
KazMunayGas National Co. JSC, 6.38%,
10/24/48
(d)
..................... 356 356,676
Kinder Morgan Energy Partners LP
7.30%, 08/15/33 .................. 67 75,569
5.80%, 03/15/35 .................. 312 323,534
6.50%, 09/01/39 .................. 100 107,361
6.55%, 09/15/40 .................. 377 404,416
7.50%, 11/15/40 .................. 143 166,554
Kinder Morgan, Inc.
7.80%, 08/01/31 .................. 100 113,460
4.80%, 02/01/33 .................. 17 16,816
Marathon Petroleum Corp., 4.75%, 09/15/44 . 100 87,363
MPLX LP
5.00%, 01/15/33 .................. 33 32,783
5.00%, 03/01/33 .................. 100 99,247
5.50%, 06/01/34 .................. 130 131,430
5.40%, 04/01/35 .................. 202 201,850
4.50%, 04/15/38 .................. 100 90,569
5.20%, 12/01/47 .................. 100 89,572
4.70%, 04/15/48 .................. 106 88,048
4.95%, 03/14/52 .................. 134 113,050
6.20%, 09/15/55 .................. 100 100,444
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
..... 1,914 1,760,738
Occidental Petroleum Corp.
8.88%, 07/15/30 .................. 241 271,360
7.50%, 05/01/31 .................. 189 209,147
6.45%, 09/15/36 .................. 1,440 1,544,755
6.20%, 03/15/40 .................. 85 88,197
6.60%, 03/15/46 .................. 2,590 2,764,623
4.20%, 03/15/48 .................. 106 84,418
ONEOK, Inc.
6.35%, 01/15/31 .................. 110 115,819
4.95%, 10/15/32 .................. 124 123,103
5.45%, 06/01/47 .................. 388 355,618
3.95%, 03/01/50 .................. 501 362,498
Ovintiv, Inc.
6.25%, 07/15/33 .................. 113 118,870
6.50%, 02/01/38 .................. 100 105,313
7.10%, 07/15/53 .................. 1,195 1,320,713
Permian Resources Operating LLC
(b)
7.00%, 01/15/32 .................. 7,614 7,875,163
6.25%, 02/01/33 .................. 7,323 7,478,445
Phillips 66, 5.88%, 05/01/42 ........... 100 101,362

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co.
5.25%, 06/15/31 .................. USD 100 $ 101,748
4.68%, 02/15/45 .................. 74 63,276
4.90%, 10/01/46 .................. 110 95,951
5.50%, 03/15/55 .................. 100 93,232
Plains All American Pipeline LP
4.70%, 01/15/31 .................. 111 110,041
6.65%, 01/15/37 .................. 100 107,895
5.15%, 06/01/42 .................. 103 94,564
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 80 83,264
Raizen Fuels Finance SA
(i)(j)
6.25%, 07/08/32
(b)
................. 334 182,197
6.45%, 03/05/34
(d)
................. 383 210,650
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
..................... 355 355,576
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 2,226 2,323,077
Suncor Energy, Inc.
6.80%, 05/15/38 .................. 111 121,881
6.85%, 06/01/39 .................. 100 110,601
Targa Resources Corp.
5.50%, 02/15/35 .................. 226 228,122
6.50%, 02/15/53 .................. 100 104,655
Targa Resources Partners LP
5.50%, 03/01/30 .................. 190 191,540
4.88%, 02/01/31 .................. 709 706,284
TotalEnergies Capital International SA
3.46%, 02/19/29 .................. 85 82,961
3.13%, 05/29/50 .................. 151 100,288
TotalEnergies Capital SA
5.15%, 04/05/34 .................. 253 256,594
5.28%, 09/10/54 .................. 118 111,168
5.64%, 04/05/64 .................. 100 96,819
TotalEnergies Capital USA LLC
4.25%, 01/13/31 .................. 170 167,136
4.86%, 01/13/36 .................. 100 97,976
TotalEnergies SE, (5-Year EUR Swap Annual +
1.90%), 2.00%
(a)(d)(h)
............... EUR 900 1,018,429
TransCanada PipeLines Ltd.
4.25%, 05/15/28 .................. USD 250 248,390
4.63%, 03/01/34 .................. 165 159,495
6.20%, 10/15/37 .................. 102 108,306
6.10%, 06/01/40 .................. 100 104,554
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/36 .................. 16 15,840
4.45%, 08/01/42 .................. 112 97,381
Valero Energy Corp.
2.80%, 12/01/31 .................. 100 90,190
7.50%, 04/15/32 .................. 100 113,040
5.15%, 03/10/36 .................. 94 92,523
Valero Energy Partners LP, 4.50%, 03/15/28 . 158 157,800
Viper Energy Partners LLC
4.90%, 08/01/30 .................. 2,998 2,988,042
5.70%, 08/01/35 .................. 7,618 7,739,355
Western Midstream Operating LP
5.45%, 11/15/34 .................. 101 100,460
5.45%, 04/01/44 .................. 100 91,081
5.30%, 03/01/48 .................. 43 37,438
Williams Cos., Inc. (The)
5.30%, 08/15/28 .................. 100 101,443
8.75%, 03/15/32
(c)
................. 200 236,765
5.30%, 09/30/35 .................. 159 158,620
4.90%, 01/15/45 .................. 402 355,397
5.95%, 03/15/56 .................. 100 99,040
217,191,636
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.75%, 01/15/31
(c)
... USD 189 $ 177,424
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/29 .................. 317 294,298
4.15%, 03/15/47 .................. 58 46,263
Kenvue, Inc.
5.05%, 03/22/28 .................. 492 496,735
5.20%, 03/22/63 .................. 100 90,905
928,201
Pharmaceuticals — 0.4%
Astrazeneca Finance LLC
4.88%, 03/03/28 .................. 148 149,234
2.25%, 05/28/31 .................. 100 89,821
5.00%, 02/26/34 .................. 73 73,727
AstraZeneca plc
4.00%, 01/17/29 .................. 405 401,236
1.38%, 08/06/30 .................. 107 94,469
6.45%, 09/15/37 .................. 100 111,044
4.00%, 09/18/42 .................. 100 84,822
BMS Ireland Capital Funding DAC, 4.29%,
11/10/45 ...................... EUR 959 1,083,624
Bristol-Myers Squibb Co.
4.90%, 02/22/29 .................. USD 174 176,356
5.75%, 02/01/31 .................. 100 104,547
5.10%, 02/22/31 .................. 145 147,820
5.90%, 11/15/33 .................. 147 156,217
5.50%, 02/22/44 .................. 546 543,385
4.25%, 10/26/49 .................. 163 132,471
6.25%, 11/15/53 .................. 100 106,055
5.55%, 02/22/54 .................. 100 97,657
3.90%, 03/15/62 .................. 107 76,836
Eli Lilly & Co.
4.20%, 08/14/29 .................. 268 266,598
4.75%, 02/12/30 .................. 61 61,646
4.25%, 03/15/31 .................. 100 99,044
4.55%, 10/15/32 .................. 90 89,469
4.65%, 05/20/33 .................. 100 99,451
4.70%, 02/09/34 .................. 100 99,301
4.85%, 05/20/36 .................. 121 119,801
5.55%, 03/15/37 .................. 102 107,029
4.88%, 02/27/53 .................. 126 113,942
5.05%, 08/14/54 .................. 100 92,886
5.60%, 05/20/56 .................. 196 196,854
5.10%, 02/09/64 .................. 19 17,349
5.60%, 02/12/65 .................. 252 249,824
5.70%, 05/20/66 .................. 50 50,271
Johnson & Johnson
6.95%, 09/01/29 .................. 373 402,503
3.63%, 03/03/37 .................. 76 68,044
3.40%, 01/15/38 .................. 306 265,092
4.50%, 12/05/43 .................. 295 273,167
Merck & Co., Inc.
4.15%, 03/15/31 .................. 86 84,369
6.50%, 12/01/33
(c)
................. 278 307,212
6.55%, 09/15/37 .................. 550 619,914
3.60%, 09/15/42 .................. 161 128,840
5.50%, 03/15/46 .................. 100 98,837
5.70%, 09/15/55 .................. 17 17,105
5.85%, 05/22/56 .................. 315 322,627
5.70%, 12/04/65 .................. 60 59,482
Novartis Capital Corp.
3.80%, 09/18/29 .................. 200 196,309
4.40%, 03/18/31 .................. 252 250,148
4.30%, 11/05/32 .................. 111 108,618

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.60%, 11/05/35 .................. USD 121 $ 118,214
4.90%, 03/18/36 .................. 168 166,961
4.40%, 05/06/44 .................. 251 221,144
5.70%, 03/18/56 .................. 100 101,901
Novartis Finance SA, 3.50%, 05/13/35
(d)
.... EUR 1,380 1,586,963
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 .................. USD 132 130,732
5.34%, 05/19/63 .................. 115 105,797
Pfizer, Inc.
2.63%, 04/01/30 .................. 227 212,129
1.75%, 08/18/31 .................. 284 247,979
7.20%, 03/15/39 .................. 437 512,088
5.60%, 09/15/40 .................. 96 98,335
4.20%, 09/15/48 .................. 470 383,707
5.70%, 11/15/65 .................. 100 97,995
Royalty Pharma plc
5.15%, 09/02/29 .................. 148 149,957
4.45%, 03/25/31 .................. 100 98,328
2.15%, 09/02/31 .................. 31 27,221
5.40%, 09/02/34 .................. 119 120,108
5.90%, 09/02/54 .................. 100 98,926
Takeda US Financing, Inc., 5.90%, 07/07/55 . 200 201,926
Wyeth LLC
6.50%, 02/01/34 .................. 160 175,331
6.00%, 02/15/36 .................. 270 286,834
Zoetis, Inc.
3.00%, 09/12/27 .................. 100 98,388
5.00%, 08/17/35 .................. 100 98,766
4.70%, 02/01/43 .................. 100 89,430
13,924,213
Professional Services — 0.0%
Equifax, Inc.
4.80%, 09/15/29 .................. 165 165,191
2.35%, 09/15/31 .................. 100 87,955
TR Finance LLC, 5.85%, 04/15/40 ....... 102 101,323
Verisk Analytics, Inc.
4.45%, 03/15/31 .................. 140 137,087
5.25%, 06/05/34 .................. 100 99,821
591,377
Real Estate Management & Development — 0.0%
NE Property BV, 3.88%, 09/30/33
(d)
....... EUR 100 113,052
Residential REITs — 0.1%
American Homes 4 Rent LP
4.95%, 06/15/30 .................. USD 100 100,270
5.50%, 02/01/34 .................. 123 124,568
AvalonBay Communities, Inc., 3.90%, 10/15/46 61 48,025
Camden Property Trust, 3.15%, 07/01/29 ... 269 258,266
ERP Operating LP
3.50%, 03/01/28 .................. 131 128,973
3.00%, 07/01/29 .................. 100 95,567
Essex Portfolio LP, 5.50%, 04/01/34 ...... 100 101,982
Invitation Homes Operating Partnership LP
4.95%, 01/15/33 .................. 100 98,584
5.50%, 08/15/33 .................. 100 101,851
Mid-America Apartments LP
1.70%, 02/15/31 .................. 100 87,384
5.00%, 03/15/34 .................. 100 99,405
Store Capital LLC, 2.75%, 11/18/30 ....... 1,472 1,329,806
UDR, Inc., 2.10%, 06/15/33 ............ 53 44,049
2,618,730
Security
Par (000)
Par (000) Value
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 4.85%,
02/15/33 ...................... USD 22 $ 21,643
Kimco Realty OP LLC, 4.60%, 02/01/33 .... 124 122,061
Link Finance Cayman 2009 Ltd. (The), 4.88%,
02/02/36
(d)
..................... 410 402,165
NNN REIT, Inc.
4.30%, 10/15/28 .................. 115 114,160
5.50%, 06/15/34 .................. 114 116,299
Realty Income Corp.
2.10%, 03/15/28 .................. 399 383,400
2.20%, 06/15/28 .................. 100 95,699
3.25%, 01/15/31 .................. 135 126,953
4.50%, 02/01/33 .................. 224 217,936
Regency Centers LP, 4.50%, 03/15/33 ..... 105 102,138
1,702,454
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
4.25%, 06/15/28 .................. 37 36,882
2.10%, 10/01/31 .................. 64 56,340
5.30%, 04/01/54 .................. 100 95,244
Applied Materials, Inc., 5.85%, 06/15/41 .... 43 45,073
Broadcom, Inc.
4.20%, 10/15/30 .................. 153 149,980
5.15%, 11/15/31 .................. 642 653,255
2.60%, 02/15/33 .................. 771 670,205
3.47%, 04/15/34 .................. 100 89,799
4.80%, 10/15/34 .................. 628 614,633
3.50%, 02/15/41 .................. 100 79,900
Intel Corp.
3.15%, 05/11/27 .................. 1,086 1,074,628
2.45%, 11/15/29 .................. 100 93,042
2.00%, 08/12/31 .................. 100 87,125
4.00%, 12/15/32 .................. 522 492,900
4.25%, 12/15/42 .................. 162 134,217
4.90%, 07/29/45 .................. 240 209,184
6.13%, 05/15/56 .................. 111 110,852
3.10%, 02/15/60 .................. 344 196,360
4.95%, 03/25/60 .................. 123 102,124
5.05%, 08/05/62 .................. 155 129,345
6.20%, 05/15/66 .................. 115 114,603
KLA Corp.
4.70%, 02/01/34 .................. 232 229,248
3.30%, 03/01/50 .................. 13 9,024
NVIDIA Corp., 3.50%, 04/01/40 ......... 131 108,819
NXP BV
4.30%, 06/18/29 .................. 47 46,485
2.50%, 05/11/31 .................. 237 212,338
5.00%, 01/15/33 .................. 141 140,697
QUALCOMM, Inc.
5.00%, 05/20/35 .................. 197 196,186
4.80%, 05/20/45 .................. 242 215,865
4.50%, 05/20/52 .................. 100 82,728
SK hynix, Inc., 6.50%, 01/17/33
(d)
........ 200 217,540
Texas Instruments, Inc.
4.85%, 02/08/34 .................. 53 53,180
5.00%, 03/14/53 .................. 112 102,322
5.05%, 05/18/63 .................. 100 89,230
6,939,353
Software — 1.2%
Adobe, Inc., 2.30%, 02/01/30 ........... 43 39,693
AppLovin Corp.
5.13%, 12/01/29 .................. 1,927 1,942,991
5.38%, 12/01/31 .................. 6,595 6,686,990
5.95%, 12/01/54 .................. 1,882 1,814,342

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Intuit, Inc.
5.20%, 09/15/33 .................. USD 100 $ 100,422
5.50%, 09/15/53 .................. 100 89,863
Microsoft Corp.
5.20%, 06/01/39 .................. 690 707,294
2.53%, 06/01/50 .................. 18 10,704
2.92%, 03/17/52 .................. 287 182,192
3.95%, 08/08/56 .................. 100 75,738
2.68%, 06/01/60 .................. 344 189,684
Oracle Corp.
2.80%, 04/01/27 .................. 111 109,525
4.95%, 02/04/31 .................. 464 454,271
4.80%, 09/26/32 .................. 311 295,920
4.90%, 02/06/33 .................. 100 94,812
3.90%, 05/15/35 .................. 871 738,950
5.70%, 02/04/36 .................. 153 148,174
4.13%, 05/15/45 .................. 174 121,257
5.88%, 09/26/45 .................. 652 570,743
6.55%, 02/04/46 .................. 189 178,168
6.90%, 11/09/52 .................. 932 893,598
5.55%, 02/06/53 .................. 159 128,076
5.38%, 09/27/54 .................. 187 146,658
6.00%, 08/03/55 .................. 1,291 1,099,159
5.95%, 09/26/55 .................. 6,336 5,384,448
6.70%, 02/04/56 .................. 1,303 1,226,398
4.10%, 03/25/61 .................. 1,477 903,447
6.13%, 08/03/65 .................. 1,979 1,662,908
6.10%, 09/26/65 .................. 3,414 2,856,298
6.85%, 02/04/66 .................. 216 201,050
Roper Technologies, Inc.
4.20%, 09/15/28 .................. 170 168,651
4.50%, 10/15/29 .................. 121 120,229
4.45%, 09/15/30 .................. 116 114,446
Salesforce, Inc.
4.50%, 03/15/28 .................. 2,248 2,245,162
4.90%, 09/15/31 .................. 388 387,135
5.20%, 03/15/33 .................. 4,362 4,369,669
5.55%, 03/15/36 .................. 2,319 2,317,242
6.40%, 03/15/46 .................. 159 160,599
6.55%, 03/15/56 .................. 254 254,086
6.70%, 03/15/66 .................. 133 134,057
ServiceNow, Inc., 5.40%, 05/15/36 ....... 202 201,897
Synopsys, Inc.
4.65%, 04/01/28 .................. 747 747,803
4.85%, 04/01/30 .................. 30 30,050
5.15%, 04/01/35 .................. 100 99,429
VMware LLC, 2.20%, 08/15/31 .......... 129 113,606
40,517,834
Specialized REITs — 0.1%
American Tower Corp.
1.88%, 10/15/30 .................. 362 321,280
4.63%, 05/16/31 .................. EUR 1,027 1,237,091
5.45%, 02/15/34 .................. USD 405 411,195
Crown Castle, Inc.
4.30%, 02/15/29 .................. 151 149,246
2.10%, 04/01/31 .................. 100 87,948
2.50%, 07/15/31 .................. 399 354,515
5.10%, 05/01/33 .................. 100 99,174
CubeSmart LP, 4.38%, 02/15/29 ......... 83 82,314
Equinix, Inc., 2.50%, 05/15/31 .......... 432 387,080
Extra Space Storage LP
4.00%, 06/15/29 .................. 189 185,314
5.50%, 07/01/30 .................. 70 71,632
4.95%, 01/15/33 .................. 101 99,970
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Public Storage Operating Co.
1.85%, 05/01/28 .................. USD 146 $ 139,394
2.30%, 05/01/31 .................. 129 115,840
5.00%, 07/01/35 .................. 100 99,628
Weyerhaeuser Co., 3.38%, 03/09/33 ...... 100 90,502
3,932,123
Specialty Retail — 0.1%
AutoNation, Inc., 2.40%, 08/01/31 ........ 100 88,029
AutoZone, Inc., 6.55%, 11/01/33 ......... 100 108,446
Lowe's Cos., Inc.
3.10%, 05/03/27 .................. 766 758,554
6.50%, 03/15/29 .................. 282 296,048
2.63%, 04/01/31 .................. 274 249,574
4.50%, 10/15/32 .................. 13 12,725
5.15%, 07/01/33 .................. 121 122,219
4.85%, 10/15/35 .................. 61 59,499
5.00%, 04/15/40 .................. 134 127,848
3.70%, 04/15/46 .................. 99 74,397
4.55%, 04/05/49 .................. 12 9,922
5.13%, 04/15/50 .................. 100 89,700
4.25%, 04/01/52 .................. 96 75,177
4.45%, 04/01/62 .................. 148 114,695
2,186,833
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.38%, 02/08/41 .................. 2,040 1,442,770
3.85%, 05/04/43 .................. 3,462 2,864,569
3.45%, 02/09/45 .................. 434 329,569
4.25%, 02/09/47 .................. 234 195,598
3.75%, 09/12/47 .................. 453 347,432
2.95%, 09/11/49 .................. 433 282,030
2.65%, 02/08/51 .................. 1,467 889,788
2.55%, 08/20/60 ................... 258 138,762
2.85%, 08/05/61 .................. 180 103,905
4.10%, 08/08/62 .................. 172 131,341
Dell International LLC
4.50%, 02/15/31 .................. 128 126,223
5.40%, 04/15/34 .................. 347 351,795
8.10%, 07/15/36 .................. 60 71,368
8.35%, 07/15/46 .................. 134 169,372
Hewlett Packard Enterprise Co.
4.85%, 10/15/31 .................. 221 220,084
5.25%, 04/01/33 .................. 100 100,310
5.00%, 10/15/34 .................. 105 102,870
5.60%, 10/15/54 .................. 100 92,704
HP, Inc.
5.40%, 04/25/30 .................. 100 101,853
2.65%, 06/17/31 .................. 261 233,293
4.20%, 04/15/32 .................. 31 29,584
NetApp, Inc., 5.50%, 03/17/32 .......... 100 102,189
8,427,409
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.38%, 11/01/46 ........... 116 84,276
Tobacco — 0.1%
Altria Group, Inc.
5.80%, 02/14/39 .................. 122 123,773
4.25%, 08/09/42 .................. 519 427,752
4.45%, 05/06/50 .................. 200 157,890
3.70%, 02/04/51 .................. 24 16,701
BAT Capital Corp.
6.34%, 08/02/30 .................. 108 114,166
7.75%, 10/19/32 .................. 100 113,969
4.39%, 08/15/37 .................. 529 483,776

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.65%, 03/16/52 .................. USD 178 $ 167,899
Philip Morris International, Inc.
4.88%, 02/15/28 .................. 425 427,534
4.63%, 11/01/29 .................. 218 218,349
5.13%, 02/15/30 .................. 203 206,077
1.75%, 11/01/30 .................. 232 205,680
4.75%, 11/01/31 .................. 153 153,499
4.25%, 10/29/32 .................. 148 143,523
5.63%, 09/07/33 .................. 108 112,288
6.38%, 05/16/38 .................. 151 165,148
3.88%, 08/21/42 .................. 100 81,563
4.25%, 11/10/44 .................. 92 77,315
Reynolds American, Inc., 8.13%, 05/01/40 ... 202 241,215
3,638,117
Trading Companies & Distributors — 0.1%
GATX Corp.
6.05%, 03/15/34 .................. 100 104,831
6.90%, 05/01/34 .................. 228 251,679
IMCD NV, 4.88%, 09/18/28
(d)
........... EUR 1,395 1,641,202
Sumisho Air Lease Corp.
4.63%, 10/01/28 .................. USD 377 375,728
5.20%, 07/15/31 .................. 101 101,493
2,474,933
Transportation Infrastructure — 0.0%
(d)
DP World Ltd., 6.85%, 07/02/37 ......... 1,160 1,253,960
WestConnex Finance Co. Pty. Ltd., 5.94%,
04/30/32 ...................... AUD 470 329,267
1,583,227
Water Utilities — 0.0%
American Water Capital Corp.
5.25%, 03/01/35 .................. USD 149 150,783
3.75%, 09/01/47 .................. 105 80,050
5.70%, 09/01/55 .................. 100 99,036
Severn Trent Utilities Finance plc, 4.25%,
01/29/40
(d)
..................... EUR 370 419,997
749,866
Wireless Telecommunication Services — 0.1%
Bharti Airtel Ltd., 3.25%, 06/03/31
(b)
....... USD 200 186,265
Rogers Communications, Inc.
5.30%, 02/15/34 .................. 100 99,131
7.50%, 08/15/38 .................. 119 134,622
4.50%, 03/15/42 .................. 153 129,677
4.55%, 03/15/52 .................. 43 34,153
T-Mobile USA, Inc.
2.05%, 02/15/28 .................. 113 108,580
2.40%, 03/15/29 .................. 159 150,077
4.20%, 10/01/29 .................. 100 98,768
5.75%, 01/15/34 .................. 555 574,682
5.30%, 05/15/35 .................. 215 216,009
3.60%, 11/15/60 .................. 1,211 783,847
5.80%, 09/15/62 .................. 100 96,004
Vodafone Group plc
4.80%, 06/18/31 .................. 70 69,504
6.25%, 11/30/32 .................. 100 105,843
5.35%, 06/18/36 .................. 50 49,579
4.38%, 02/19/43 .................. 100 83,675
4.25%, 09/17/50 .................. 308 237,193
6.10%, 06/18/56 .................. 75 73,669
5.88%, 06/28/64 .................. 106 100,187
3,331,465
Total Corporate Bonds — 22.0%
(Cost: $756,554,234) .............................. 751,079,495
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
IT Services — 0.1%
Indigo, Delayed Draw 1st Lien Term Loan,
5.82%
,
 03/18/32
(e)
................. USD 3,407 $ 3,406,782
Total Fixed Rate Loan Interests — 0.1%
(Cost: $3,372,714) ............................... 3,406,782
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 6.44%,
01/26/36
(d)
...................... 200 212,730
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 .................. 200 207,820
5.95%, 07/30/34 .................. 200 204,115
624,665
Hungary — 0.1%
(d)
MFB Magyar Fejlesztesi Bank Zrt., 6.50%,
06/29/28 ....................... 200 206,034
MVM Energetika Zrt.
7.50%, 06/09/28 .................. 200 208,288
6.50%, 03/13/31 .................. 1,244 1,299,980
1,714,302
India — 0.0%
Power Finance Corp. Ltd., 5.32%, 06/30/31
(d)
. 600 603,573
Mexico — 0.1%
Petroleos Mexicanos
6.49%, 01/23/27 .................. 143 143,930
5.35%, 02/12/28 .................. 71 70,950
6.50%, 01/23/29 .................. 714 728,808
8.75%, 06/02/29 .................. 2,144 2,291,920
3,235,608
Peru — 0.0%
(b)
Corp. Financiera de Desarrollo SA
5.95%, 04/30/29 .................. 200 205,384
5.50%, 05/06/30 .................. 200 203,128
Fondo MIVIVIENDA SA, 5.40%, 03/31/31 ... 150 150,654
559,166
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 .................. 200 208,122
5.75%, 07/09/34 .................. 281 292,423
500,545
Qatar — 0.0%
QatarEnergy, 2.25%, 07/12/31
(b)
.......... 200 177,704
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
3.25%, 11/24/50 .................. 200 131,010
5.88%, 07/17/64 .................. 200 187,592
SRC Sukuk Ltd., 4.88%, 10/02/35
(d)
....... 200 195,000
513,602
Total Foreign Agency Obligations — 0.2%
(Cost: $7,879,359) ............................... 7,929,165
Foreign Government Obligations
Chile — 0.0%
Republic of Chile
4.95%, 01/05/36 .................. 251 248,121
4.34%, 03/07/42 .................. 200 176,950
425,071

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hungary — 0.0%
Hungary Government Bond
5.25%, 06/16/29
(b)
................. USD 200 $ 202,375
6.00%, 09/26/35
(d)
................. 200 208,308
7.63%, 03/29/41 .................. 54 64,112
474,795
Indonesia — 0.1%
Republic of Indonesia
4.10%, 04/24/28 .................. 200 198,796
2.85%, 02/14/30 .................. 1,918 1,788,535
7.75%, 01/17/38
(b)
................. 100 118,395
3.05%, 03/12/51 .................. 2,624 1,676,474
3,782,200
Italy — 0.5%
Buoni Poliennali del Tesoro
(d)
2.85%, 02/01/31 .................. EUR 12,173 13,833,067
3.45%, 02/01/36 .................. 3,526 3,994,909
17,827,976
Kazakhstan — 0.0%
Republic of Kazakhstan, 6.50%, 07/21/45
(b)
.. USD 218 236,632
Kuwait — 0.0%
State of Kuwait, 4.14%, 10/09/30
(b)
........ 242 237,288
Latvia — 0.0%
Latvia Government Bond, 5.13%, 07/30/34
(b)
. 242 244,570
Mexico — 0.4%
United Mexican States
2.66%, 05/24/31 .................. 7,029 6,225,234
4.75%, 04/27/32 .................. 248 238,583
5.38%, 03/22/33 .................. 200 196,024
6.13%, 02/09/38 .................. 200 196,090
4.50%, 01/31/50 .................. 5,805 4,307,484
6.75%, 02/09/56 .................. 200 196,400
5.75%, 10/12/2110 ................. 116 94,373
11,454,188
Oman — 0.0%
Oman Government Bond, 6.75%, 10/28/27
(b)
. 200 205,114
Panama — 0.3%
Republic of Panama
8.88%, 09/30/27 .................. 949 996,450
3.88%, 03/17/28 .................. 9,981 9,806,333
10,802,783
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 .................. 249 229,204
1.86%, 12/01/32 .................. 115 95,306
3.00%, 01/15/34 .................. 67 58,096
3.55%, 03/10/51 .................. 2,839 1,998,713
6.20%, 06/30/55 .................. 166 171,347
2,552,666
Philippines — 0.2%
Republic of Philippines
3.00%, 02/01/28 .................. 3,147 3,084,029
1.65%, 06/10/31 .................. 273 236,145
3.70%, 02/02/42 .................. 200 161,202
3.20%, 07/06/46 .................. 2,747 1,922,625
5,404,001
Poland — 0.0%
Republic of Poland, 5.50%, 04/04/53 ....... 238 225,046
Security
Par (000)
Par (000) Value
Qatar — 0.0%
State of Qatar, 3.75%, 04/16/30
(b)
......... USD 200 $ 194,318
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(b)
................. 162 162,202
6.63%, 02/17/28
(d)
................. 68 69,457
5.88%, 01/30/29
(d)
................. 162 163,445
2.50%, 02/08/30
(d)
................. EUR 94 101,848
3.63%, 03/27/32
(b)
................. USD 214 192,003
7.13%, 01/17/33
(b)
................. 58 61,663
5.75%, 07/04/36
(b)
................. 184 176,226
926,844
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
(b)
2.75%, 02/03/32 .................. 200 178,875
5.88%, 01/12/56 .................. 200 194,672
373,547
Spain — 1.0%
Bonos y Obligaciones del Estado
2.60%, 05/31/31 .................. EUR 10,495 11,876,733
3.30%, 04/30/36
(b)(d)
................ 17,142 19,588,866
3.40%, 10/31/36
(b)(d)
................ 1,692 1,942,343
33,407,942
United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 3.88%,
04/16/50
(b)
...................... USD 200 154,125
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. 1,209 1,207,663
5.75%, 10/28/34 .................. 338 353,353
5.10%, 06/18/50 .................. 2,079 1,946,909
5.25%, 09/10/60 .................. 141 130,515
3,638,440
Total Foreign Government Obligations — 2.7%
(Cost: $98,710,282) ............................... 92,567,546
Shares
Shares
Investment Companies
(k)
iShares AAA CLO Active ETF ............ 100,000 5,191,000
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(l)
...................... 401,500 43,791,605
Total Investment Companies — 1.4%
(Cost: $48,855,664) ............................... 48,982,605
Par (000)
Par (000)
Municipal Bonds
California — 0.3%
Bay Area Toll Authority , Series 2010S-1, RB ,
7.04% , 04/01/50 .................. 1,037 1,177,077
Los Angeles Community College District , Series
2010E, GO , 6.60% , 08/01/42 .......... 980 1,032,521
State of California
Series 2018, GO, 4.60%, 04/01/38
(m)
..... 4,110 4,130,203
Series 2009, GO, 7.55%, 04/01/39 ...... 1,300 1,542,987
University of California , Series 2012AD, RB ,
4.86% , 05/15/2112 ................. 425 352,174
8,234,962

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010A, RB , 6.64% , 04/01/57 .......... USD 639 $ 682,229
Illinois — 0.1%
State of Illinois , Series 2003, GO ,
5.10% , 06/01/33 .................. 3,006 3,036,926
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB , 7.41% , 01/01/40 ............... 665 776,081
New York — 0.0%
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 ..... 270 291,464
Series 2010E, RB, 6.81%, 11/15/40 ..... 360 396,232
New York City Municipal Water Finance Authority ,
Series 2011CC, RB , 5.88% , 06/15/44 .... 440 437,205
New York State Dormitory Authority , Series
2010H, RB , 5.39% , 03/15/40 .......... 320 318,784
Port Authority of New York & New Jersey , Series
2014-181, RB , 4.96% , 08/01/46 ........ 1,035 988,132
2,431,817
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A,
RB , 8.08% , 02/15/50 ............... 765 950,368
Texas — 0.2%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB , 5.81% , 02/01/41 ..... 1,095 1,131,303
State of Texas , Series 2009A, GO ,
5.52% , 04/01/39 .................. 1,158 1,172,943
2,304,246
Total Municipal Bonds — 0.6%
(Cost: $20,599,499) ............................... 18,416,629
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.9%
A&D Mortgage Trust
(b)
Series 2023-NQM5, Class A1, 7.05%,
11/25/68
(c)
.................... 1,259 1,263,951
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ..................... 411 411,990
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
.................... 380 379,995
Series 2026-NQM1, Class A1, 4.91%,
02/25/71
(a)
.................... 2,042 2,019,255
Series 2026-NQM2, Class A1, 4.81%,
03/25/71
(a)
.................... 5,830 5,754,479
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
247 239,085
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
54 52,888
Series 2021-2, Class A1, 0.98%, 04/25/66
(a)
543 468,355
Series 2022-2, Class A1, 4.08%, 01/25/67
(a)
67 63,456
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
1,977 1,962,874
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
584 582,361
Series 2024-10, Class A1, 5.35%, 10/25/69
(c)
314 314,030
Series 2024-11, Class A1, 5.70%, 08/25/69
(c)
529 530,713
Series 2025-1, Class A1, 5.69%, 01/25/70
(c)
1,357 1,360,350
Series 2025-2, Class A1, 5.64%, 02/25/70
(c)
3,318 3,324,941
Series 2025-8, Class A1, 5.41%, 07/25/70
(c)
1,383 1,382,187
Series 2026-2, Class A1LC, 4.80%,
02/25/71
(c)
.................... 938 919,765
Arroyo Mortgage Trust, Series 2022-1, Class A3,
3.65%, 12/25/56
(b)
................. 3,785 3,105,170
Aspire Mortgage Trust
(b)
Series 2026-1, Class A1, 4.85%, 01/25/66
(a)
5,596 5,532,053
Series 2026-3, Class A1, 5.46%, 05/25/66
(c)
2,750 2,745,703
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Atlas Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 09/20/61 ................ GBP 103 $ 137,624
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/20/61 ................ 100 135,238
Barclays Mortgage Loan Trust
(b)
Series 2022-NQM1, Class A1, 4.55%,
07/25/52
(c)
.................... USD 1,488 1,472,774
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(c)
.................... 6,230 6,246,640
Series 2026-NQM2, Class A1, 4.70%,
12/25/65
(a)
.................... 4,907 4,835,596
Bletchley Park Funding plc, Series 2025-1,
Class D, (Sterling Overnight Index Average at
0.00% Floor + 1.88%), 5.61%, 01/27/70
(a)(d)
GBP 176 234,905
Braccan Mortgage Funding plc
(a)(d)
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.26%, 01/17/68 ................ 100 132,830
Series 2025-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.66%, 01/17/68 ................ 100 133,010
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.85%),
5.62%, 04/17/68 ................ 100 132,641
BRAVO Residential Funding Trust, Series 2025-
NQM2, Class A1, 5.68%, 11/25/64
(b)(c)
.... USD 3,938 3,953,302
Castell plc
(a)(d)
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 01/27/62 ................ GBP 100 134,071
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.73%, 01/27/62 ................ 100 134,384
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 12/27/62 ................ 100 133,347
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b)(c)
..................... USD 180 176,271
Cheshire plc, Series 2025-1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.35%), 5.08%, 06/28/48
(a)(d)
.......... GBP 180 239,352
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term SOFR
at 0.54% Floor/11.50% Cap + 0.65%), 4.30%,
02/25/35
(a)
...................... USD 59 57,901
CIM Trust
(b)
Series 2025-I1, Class A1, 5.65%, 10/25/69
(c)
2,504 2,509,932
Series 2025-I1, Class M1, 6.44%, 10/25/69
(a)
2,739 2,743,349
Citadel plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.18%, 04/28/60 ................ GBP 100 133,465
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.48%, 04/28/60 ................ 100 133,599
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.18%, 04/28/60 ................ 109 146,499
COLT Mortgage Loan Trust
(b)
Series 2021-5, Class A1, 1.73%, 11/26/66
(a)
USD 749 677,625
Series 2024-6, Class A1, 5.39%, 11/25/69
(c)
440 439,609
Series 2025-11, Class A1, 5.05%, 11/25/70
(a)
1,088 1,081,206
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
1,414 1,414,919

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-8, Class A1, 5.48%, 08/25/70
(c)
USD 764 $ 765,991
Series 2026-5, Class A1, 5.41%, 07/27/71
(a)
2,750 2,745,467
Cross Mortgage Trust
(b)
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
1,022 1,023,556
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
8,613 8,639,364
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
2,901 2,919,114
Series 2025-H2, Class A1, 5.36%, 03/25/70
(a)
881 878,867
Series 2025-H2, Class M1, 6.13%, 03/25/70
(a)
3,345 3,343,474
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(c)
.................... 798 791,665
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ..................... 175 134,885
Series 2022-NQM3, Class A1B, 5.27%,
03/25/67 ..................... 1,589 1,566,347
Deephaven Residential Mortgage Trust
(b)
Series 2022-2, Class A1, 5.30%, 03/25/67
(a)
2,807 2,722,051
Series 2022-2, Class M1, 4.30%, 03/25/67
(a)
312 284,127
Series 2022-3, Class M1, 5.28%, 07/25/67
(a)
634 605,718
Series 2024-1, Class A1, 5.74%, 07/25/69
(c)
326 327,061
Series 2025-INV1, Class A1, 5.09%,
11/25/60
(a)
.................... 995 987,505
Series 2026-INV1, Class A1, 4.80%,
12/25/70
(a)
.................... 3,373 3,330,346
East One plc
(a)(d)
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 02/25/58 ................ GBP 100 132,997
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 02/25/58 ................ 139 185,688
Edenbrook Mortgage Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.68%, 03/22/57 ................ 330 443,206
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.28%, 03/22/57 ................ 191 257,046
Ellington Financial Mortgage Trust
(b)
Series 2024-INV2, Class A1, 5.03%,
10/25/69
(c)
.................... USD 4,841 4,815,719
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69
(c)
.................... 601 602,304
Series 2025-INV1, Class A1, 5.63%,
03/25/70
(c)
.................... 4,712 4,722,538
Series 2025-INV3, Class A1, 5.44%,
07/25/70
(c)
.................... 2,177 2,176,784
Series 2025-NQM5, Class A1, 5.03%,
11/25/70
(a)
.................... 802 797,735
Series 2026-INV2, Class A1, 4.68%,
02/25/71
(a)
.................... 2,369 2,331,340
Series 2026-NQM1, Class A1, 4.77%,
02/25/71
(a)
.................... 3,865 3,811,704
Series 2026-NQM1, Class A1LC, 4.96%,
02/25/71
(c)
.................... 481 474,444
Series 2026-NQM3, Class A1, 5.03%,
03/25/71
(a)
.................... 7,181 7,110,859
Series 2026-NQM7, Class A1, 5.60%,
07/25/71
(a)
.................... 1,750 1,749,971
Elstree Mix plc, Series 261-MIX, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.50%), 5.23%, 09/21/66
(a)(d)
..... GBP 100 132,792
Exmoor Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 03/25/94 ................ 110 146,758
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
6.53%, 03/25/94 ................ GBP 100 $ 133,953
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.38%),
6.11%, 03/25/95 ................ 104 137,871
Fairbridge BV, Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 1.80%), 3.99%,
02/24/62
(a)(d)
..................... EUR 87 98,833
GCAT Trust
(b)
Series 2021-NQM3, Class B1, 3.47%,
05/25/66
(a)
.................... USD 328 248,979
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
.................... 1,087 1,021,435
Series 2025-NQM4, Class A1, 5.53%,
06/25/70
(c)
.................... 980 978,741
Series 2026-NQM1, Class A1A, 4.79%,
12/25/70
(c)
.................... 5,119 5,047,113
GS Mortgage-Backed Securities Trust
(b)
Series 2022-NQM1, Class A4, 4.00%,
05/25/62
(a)
.................... 110 101,590
Series 2025-DSC2, Class A1, 5.04%,
01/25/66
(c)
.................... 323 319,620
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(c)
.................... 549 544,434
Series 2026-DSC1, Class A1, 4.73%,
05/25/66
(c)
.................... 4,809 4,722,344
Series 2026-DSC2, Class A1, 5.49%,
09/25/66
(c)
.................... 2,912 2,911,772
Series 2026-HLTV1, Class A1, 5.63%,
11/25/66
(a)
.................... 3,260 3,259,982
Series 2026-NQM1, Class A1, 4.87%,
03/25/66
(a)
.................... 667 657,882
Series 2026-NQM2, Class ALCF, 5.00%,
11/25/61
(c)
.................... 134 131,737
Series 2026-NQM4, Class A1, 5.46%,
06/25/66
(a)
.................... 1,684 1,677,623
Homes Trust
(b)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69
(c)
.................... 627 628,139
Series 2025-AFC1, Class A1, 5.73%,
01/25/60
(c)
.................... 6,517 6,532,126
Series 2025-NQM1, Class M1, 6.52%,
01/25/70
(a)
.................... 3,600 3,608,237
Series 2025-NQM2, Class A1, 5.42%,
02/25/70
(c)
.................... 1,016 1,014,894
Series 2025-NQM5, Class A1, 5.03%,
09/25/70
(a)
.................... 918 909,594
Impac CMB Trust, Series 2007-A, Class A, (1-
mo. CME Term SOFR at 0.50% Floor/11.50%
Cap + 0.61%), 4.26%, 05/25/37
(a)(b)
...... 333 331,522
J.P. Morgan Mortgage Trust
(b)
Series 2021-11, Class A5, 2.50%, 01/25/52
(a)
3,300 2,262,500
Series 2021-INV7, Class A3A, 2.50%,
02/25/52
(a)
.................... 7,594 6,777,708
Series 2021-INV7, Class A4A, 2.50%,
02/25/52
(a)
.................... 4,034 2,772,700
Series 2021-INV7, Class A5A, 2.50%,
02/25/52
(a)
.................... 1,767 1,448,499
Series 2025-NQM5, Class A1LC, 5.02%,
05/25/66
(c)
.................... 297 292,886
Series 2025-VIS1, Class M1, 6.41%,
08/25/55
(a)
.................... 3,151 3,154,734
Series 2026-NQM1, Class A1LC, 4.93%,
06/25/66
(c)
.................... 1,934 1,905,368

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-NQX2, Class A1, 5.63%,
10/25/66
(a)
.................... USD 3,260 $ 3,259,992
Series 2026-VIS1, Class A1LC, 4.90%,
06/25/66
(c)
.................... 659 648,404
Jupiter Mortgage No. 1 plc, Series 1X, Class DR,
(Sterling Overnight Index Average at 0.00%
Floor + 3.00%), 6.76%, 07/20/55
(a)(d)
..... GBP 349 465,452
Meridian Funding plc, Series 2025-1, Class D,
(Sterling Overnight Index Average at 0.00%
Floor + 2.05%), 5.78%, 02/20/68
(a)(d)
..... 159 210,823
MFA Trust
(b)
Series 2020-NQM1, Class A3, 3.30%,
08/25/49
(a)
.................... USD 100 97,431
Series 2022-NQM1, Class M1, 4.28%,
12/25/66
(a)
.................... 597 535,832
Series 2025-NQM3, Class A1, 5.26%,
08/25/70
(c)
.................... 2,018 2,007,852
Series 2026-INVR1, Class A1, 5.39%,
12/25/59
(a)
.................... 471 469,330
Series 2026-NQM1, Class A1, 5.05%,
02/25/71
(a)
.................... 6,687 6,634,056
Series 2026-NQM2, Class A1, 5.51%,
05/25/71
(a)
.................... 857 856,070
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.46%, 04/28/62
(a)(d)
................ EUR 351 401,915
Morgan Stanley Residential Mortgage Loan
Trust
(b)
Series 2014-1A, Class B3, 5.26%, 06/25/44
(a)
USD 121 122,055
Series 2024-NQM3, Class A1, 5.04%,
07/25/69
(a)
.................... 3,480 3,469,700
Series 2025-DSC2, Class A1, (30-day
Average SOFR + 0.00%), 5.44%,
07/25/70
(a)
.................... 2,684 2,679,452
Series 2025-NQM1, Class A1, 5.74%,
11/25/69
(a)
.................... 4,183 4,192,678
Series 2025-NQM1, Class M1, 6.50%,
11/25/69
(a)
.................... 2,122 2,131,793
Series 2026-DSC1, Class A1LC, 4.93%,
01/25/71
(c)
.................... 2,000 1,972,672
Series 2026-NQM2, Class A1, 4.73%,
01/26/71
(a)
.................... 1,340 1,319,752
Series 2026-NQM3, Class A1LC, 5.28%,
03/25/71
(c)
.................... 3,350 3,323,792
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. CME Term
SOFR at 0.34% Floor/9.00% Cap + 0.45%),
4.07%, 04/16/36
(a)(b)
................ 766 757,706
MortgageIT Trust, Series 2004-1, Class A1, (1-
mo. CME Term SOFR at 0.78% Floor/11.50%
Cap + 0.89%), 4.54%, 11/25/34
(a)
....... 144 141,355
Mortimer 2024-Mix plc
(a)(d)
Series 2024-MIX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 09/22/67 ................ GBP 110 146,599
Series 2024-MIX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
5.83%, 09/22/67 ................ 100 133,763
Mortimer plc, Series 2025-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.85%), 5.58%, 09/22/70
(a)(d)
.......... 100 133,037
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
USD 108 104,904
Series 2025-NQM1, Class A1, 5.64%,
01/25/65
(c)
.................... 2,984 2,996,214
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
.................... USD 1,671 $ 1,685,471
Series 2025-NQM4, Class A1, 5.35%,
07/25/65
(a)
.................... 919 915,880
Series 2025-NQM5, Class A1, 5.11%,
08/25/65
(a)
.................... 517 512,959
Series 2026-NQM1, Class A1, 4.82%,
11/25/65
(a)
.................... 929 917,703
Series 2026-NQM3, Class A1, 4.83%,
02/25/66
(a)
.................... 5,370 5,301,041
NYMT Loan Trust
(b)
Series 2024-INV1, Class A1, 5.38%,
06/25/69
(a)
.................... 121 121,014
Series 2026-INV1, Class A1, 4.77%,
02/25/61
(a)
.................... 2,686 2,647,754
Series 2026-INV1, Class A1LC, 4.94%,
02/25/61
(c)
.................... 792 783,306
Series 2026-INV3, Class A1, 5.31%,
06/27/61
(a)
.................... 1,853 1,842,876
OBX Trust
(b)
Series 2021-J1, Class A7, 2.50%, 05/25/51
(a)
2,000 1,382,380
Series 2024-NQM14, Class A1, 4.94%,
09/25/64
(c)
.................... 1,628 1,619,901
Series 2025-NQM3, Class A1, 5.65%,
12/01/64
(c)
.................... 2,113 2,120,091
Series 2026-NQM8, Class A1LC, 5.30%,
05/25/66
(c)
.................... 1,593 1,578,468
Series 2026-NQM9, Class A1, 5.47%,
04/25/66
(a)
.................... 2,000 1,999,973
Pierpont BTL plc
(a)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/21/61 ................ GBP 100 133,010
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.85%),
5.58%, 03/21/62 ................ 100 133,583
Polaris plc
(a)(d)
Series 2025-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 10/27/69 ................ 100 133,318
Series 2025-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.38%, 10/27/69 ................ 100 133,324
Series 2026-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.04%, 03/27/69 ................ 100 132,668
PRET Trust, Series 2025-RPL1, Class A1,
4.00%, 07/25/69
(b)(c)
................ USD 6,126 5,937,232
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ..................... 213 187,053
Series 2022-AFC1, Class A1A, 5.10%,
04/25/57 ..................... 203 201,017
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ..................... 1,427 1,422,431
Series 2026-AFC4, Class A1, 5.60%,
07/25/61 ..................... 1,750 1,751,299
PRPM Trust
(b)
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(c)
.................... 3,283 3,297,425
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
.................... 1,878 1,886,418
Series 2025-NQM3, Class A1, 5.61%,
05/25/70
(a)
.................... 2,116 2,117,923
Series 2025-NQM5, Class A1A, 5.18%,
10/25/70
(c)
.................... 806 800,213

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM6, Class A1, 4.99%,
12/25/70
(a)
.................... USD 882 $ 872,760
Series 2026-NQM1, Class A1, 5.13%,
02/25/71
(a)
.................... 7,017 6,960,040
Series 2026-NQM1, Class A1LC, 5.22%,
02/25/71
(c)
.................... 2,000 1,963,640
Rate Mortgage Trust, Series 2021-J1, Class A7,
2.50%, 07/25/51
(a)(b)
................ 6,241 5,546,834
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b)(c)
............ 254 254,711
Residential Mortgage Loan Trust, Series 2020-2,
Class M1, 3.57%, 05/25/60
(a)(b)
......... 1,680 1,619,733
Santander Mortgage Asset Receivable Trust
(a)(b)
Series 2025-NQM6, Class A1, 5.14%,
11/25/65 ..................... 637 632,610
Series 2026-NQM1, Class A1, 4.95%,
11/25/65 ..................... 454 449,440
Series 2026-NQM5, Class A1, 5.46%,
06/25/66 ..................... 1,800 1,796,055
Sequoia Mortgage Trust, Series 2026-HYB1,
Class A1A, 4.67%, 04/25/56
(a)(b)
........ 2,359 2,296,926
SG Residential Mortgage Trust
(b)
Series 2021-1, Class A1, 1.16%, 07/25/61
(a)
715 598,655
Series 2025-1, Class A1, 5.10%, 12/25/65
(a)
898 890,626
Series 2025-1, Class ALCF, 5.23%, 12/25/65 185 183,486
Series 2026-1, Class A1, 4.78%, 01/25/66
(a)
1,801 1,778,587
Series 2026-2, Class A1, 5.25%, 04/25/66
(a)
4,630 4,601,492
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b)(c)
..... 400 390,610
Stratton Mortgage Funding plc, Series 2024-3,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.50%), 5.23%, 06/25/49
(a)(d)
GBP 100 132,741
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A, 3.36%,
04/25/31
(b)
...................... USD 19 19,060
Together Asset-Backed Securitisation plc
(a)(d)
Series 2025-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 5.69%, 09/12/56 .......... GBP 100 133,299
Series 2025-CRE1, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.24%, 01/15/57 .......... 158 210,700
Series 2025-CRE1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.80%), 5.54%, 01/15/57 .......... 100 133,975
Tower Bridge Funding plc
(a)(d)
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/20/66 ................ 100 132,660
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 12/20/66 ................ 100 132,739
Turquoise V Trust
(a)(d)
Series 2026-1, Class C, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.60%), 5.90%, 06/12/67 ..... AUD 500 345,076
Series 2026-1, Class D, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.85%), 6.15%, 06/12/67 ..... 500 344,536
UWM Mortgage Trust, Series 2021-1, Class A4,
2.50%, 06/25/51
(a)(b)
................ USD 3,365 2,999,642
Verus Securitization Trust
(b)
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
165 125,579
Series 2021-8, Class A1, 2.82%, 11/25/66
(a)
706 643,157
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(c)
.................... 1,130 1,116,110
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-2, Class M1, 6.12%, 03/25/70
(a)
USD 4,000 $ 3,997,804
Series 2025-5, Class A1, 5.43%, 06/25/70
(c)
1,361 1,364,905
Series 2025-6, Class A1, 5.42%, 07/25/70
(c)
3,238 3,243,654
Series 2026-1, Class A1LC, 5.02%,
01/25/71
(c)
.................... 311 306,480
Series 2026-R1, Class A1, 4.83%, 10/25/67
(a)
505 498,504
Series 2026-R1, Class A1LC, 4.94%,
10/25/67
(c)
.................... 820 812,127
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
..................... 2,000 1,937,010
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a)(b)
......... 115 112,790
Winchester 1 plc
(a)(d)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 5.31%,
10/21/56 ..................... GBP 100 133,330
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 5.76%,
10/21/56 ..................... 100 133,854
305,328,226
Commercial Mortgage-Backed Securities — 6.4%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%, 08/10/35 USD 100 95,625
Series 2015-1211, Class D, 4.28%, 08/10/35 1,131 1,075,864
1301 Trust, Series 2025-1301, Class A, 5.23%,
08/11/42
(a)(b)
..................... 395 394,524
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.23%,
06/15/42
(a)(b)
..................... 2,660 2,661,657
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class A, (1-mo. CME Term
SOFR at 1.13% Floor + 1.18%), 4.81%,
09/15/34 ..................... 181 180,774
Series 2017-280P, Class B, (1-mo. CME Term
SOFR at 1.33% Floor + 1.38%), 5.01%,
09/15/34 ..................... 204 203,490
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 5.45%,
09/15/34 ..................... 640 636,800
425 Trust
(a)(b)
Series 2026-LEX, Class A, (1-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 1.00%,
07/15/43 ..................... 1,693 1,693,000
Series 2026-LEX, Class B, (1-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 1.00%,
07/15/43 ..................... 400 400,000
Series 2026-LEX, Class C, (1-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 1.00%,
07/15/43 ..................... 100 100,000
ALA Trust, Series 2025-OANA, Class A, (1-mo.
CME Term SOFR at 1.74% Floor + 1.74%),
5.37%, 06/15/40
(a)(b)
................ 1,113 1,117,869
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.89%, 04/15/34
(a)(b)
.......... 231 219,450
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 918,523
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 493,412
Series 2021-MF3, Class A5, 2.57%, 10/15/54 137 122,716
AREIT LLC, Series 2022-CRE7, Class A, (1-mo.
CME Term SOFR at 2.24% Floor + 2.24%),
5.88%, 06/17/39
(a)(b)
................ 239 238,800

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.32%,
07/15/41 ..................... USD 3,630 $ 3,636,806
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.88%,
02/15/43 ..................... 117 117,000
Series 2026-GCP, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 5.98%,
02/15/43 ..................... 1,250 1,251,563
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.07%,
10/15/34
(a)(b)
..................... 2,590 2,598,094
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.90%, 04/15/35
(a)(b)
..... 174 172,478
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
5.87%, 12/15/36 ................ 2,736 2,667,600
Series 2024-ATRM, Class A, 5.59%, 11/10/29 1,420 1,426,217
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.28%, 08/15/42 ................ 529 531,968
BAMLL Commercial Mortgage Securities
Trust, Series 2026-HRHB, Class A, 5.36%,
05/05/40
(a)(b)
..................... 531 528,955
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
5.98%, 08/15/39
(a)(b)
................ 1,190 1,194,445
BANK, Series 2021-BN35, Class C, 2.90%,
06/15/64
(a)
...................... 312 261,812
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.42%, 05/15/35
(a)(b)
.......... 3,058 3,058,953
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor/10.80% Cap +
0.59%), 4.24%, 11/25/35 ........... 124 121,792
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.15%,
01/25/36 ..................... 856 820,647
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.11%,
12/25/36 ..................... 174 169,568
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 1,933,570
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.55%,
03/15/37
(a)(b)
................... 969 915,705
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 4.79%,
03/15/37
(a)(b)
................... 280 259,000
Series 2022-C17, Class A5, 4.44%, 09/15/55 122 118,140
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a)(b)
................... 115 99,656
Series 2025-C35, Class D, 4.50%, 07/15/58
(b)
282 218,813
Series 2025-C39, Class A5, 5.30%, 12/15/58 78 79,157
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 216 213,375
Benchmark Mortgage Trust, Series 2020-B21,
Class A5, 1.98%, 12/17/53 ........... 175 154,361
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
11/15/41 ..................... 730 730,684
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.13%,
11/15/42 ..................... USD 2,277 $ 2,281,981
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.38%,
11/15/42 ..................... 66 66,288
BFLD Trust, Series 2025-EWEST, Class A,
(1-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.18%, 06/15/42
(a)(b)
.......... 1,977 1,977,000
BLP Commercial Mortgage Trust
(a)(b)
Series 2024-IND2, Class A, (1-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 4.97%,
03/15/41 ..................... 205 205,667
Series 2025-IND2, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.13%,
12/15/42 ..................... 700 701,313
BMP Commercial Mortgage Trust, Series 2024-
MF23, Class A, (1-mo. CME Term SOFR at
1.37% Floor + 1.37%), 5.00%, 06/15/41
(a)(b)
1,088 1,088,680
BOCA Commercial Mortgage Trust, Series 2025-
BOCA, Class A, (1-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.23%, 12/15/42
(a)(b)
1,850 1,853,469
BOS Trust, Series 2026-LYRK, Class A, 5.22%,
05/11/41
(a)(b)
..................... 443 441,447
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 5.39%, 11/05/39
(a)(b)
..... 370 371,929
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
............... 1,954 1,996,846
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a)(b)
..................... 120 120,837
BRCK Trust, Series 2025-830B, Class A, 4.96%,
12/10/42
(a)(b)
..................... 1,109 1,097,597
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
11/15/42
(a)(b)
..................... 908 906,878
Bridge Commercial Mortgage Trust, Series
2026-MF, Class A, (1-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.85%, 06/15/39
(a)(b)
1,275 1,276,992
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%, 03/10/33 373 359,652
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,570,299
Series 2013-1515, Class E, 3.72%, 03/10/33 100 89,721
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(a)(b)
..................... 173 174,605
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.66%, 03/09/44
(a)
1,450 1,349,376
Series 2020-VIV3, Class B, 3.66%, 03/09/44
(a)
902 846,690
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,267,622
Series 2021-VIV5, Class A, 2.84%, 03/09/44
(a)
914 845,016
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
10/15/41
(a)
.................... 1,976 1,982,086
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.32%,
08/15/41
(a)
.................... 3,296 3,307,913
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.51%, 10/15/41
(a)
............... 1,740 1,744,350
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
7.56%, 10/15/41
(a)
............... 193 193,000
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.92%, 12/15/39
(a)
............... 789 790,591

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-GPA3, Class B, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.27%, 12/15/39
(a)
............... USD 235 $ 235,804
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.27%, 05/15/41
(a)
............... 2,559 2,562,517
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
02/15/39
(a)
.................... 186 186,236
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.17%, 06/15/37
(a)
............... 2,518 2,518,231
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.16%, 11/15/41
(a)
CAD 257 181,216
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.02%,
03/15/41
(a)
.................... USD 52 52,507
Series 2025-BCAT, Class A, (1-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.01%, 08/15/42
(a)
............... 545 545,845
Series 2025-BCAT, Class B, (1-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.18%, 08/15/42
(a)
............... 153 152,695
Series 2025-BCAT, Class C, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.53%, 08/15/42
(a)
............... 123 122,883
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.03%,
11/15/42
(a)
.................... 2,522 2,528,055
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.07%, 04/15/40
(a)
............... 2,105 2,106,539
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
03/15/45
(a)
.................... 1,873 1,871,829
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%, 12/09/41 1,832 1,731,347
Series 2021-LBA, Class AV, (1-mo. CME Term
SOFR at 0.80% Floor + 1.16%), 4.79%,
02/15/36 ..................... 57 57,304
Series 2022-LBA6, Class D, (1-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
5.63%, 01/15/39 ................ 530 529,834
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
4.91%, 01/15/39 ................ 73 72,781
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.07%, 04/15/41 ................ 808 808,782
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.32%, 04/15/41 ................ 315 315,394
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
06/15/41 ..................... 3,971 3,973,853
Series 2025-ARIA, Class A, 5.20%, 12/13/42 845 846,540
Series 2025-LIFE, Class A, 6.08%, 06/13/47 1,863 1,852,700
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.13%, 06/15/40 ................ 178 178,556
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.03%,
06/15/35 ..................... 210 210,531
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
03/15/42 ..................... 4,767 4,761,020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
12/15/44 ..................... USD 2,474 $ 2,476,319
Series 2025-VOLT, Class B, (1-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
5.73%, 12/15/44 ................ 900 900,844
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 171 137,831
Series 2017-GM, Class D, 3.54%, 06/13/39 140 136,876
Series 2021-601L, Class D, 2.87%, 01/15/44 758 610,960
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.50%,
07/15/41
(a)(b)
..................... 1,370 1,372,569
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 280 275,735
Series 2017-CD5, Class B, 3.96%, 08/15/50
(a)
446 434,422
Series 2017-CD6, Class B, 3.91%, 11/13/50
(a)
121 115,120
CEDR Commercial Mortgage Trust, Series 2022-
SNAI, Class A, (1-mo. CME Term SOFR at
0.99% Floor + 0.99%), 4.61%, 02/15/39
(a)(b)
700 695,785
CENT, Series 2025-CITY, Class A, 5.09%,
07/10/40
(a)(b)
..................... 1,160 1,157,959
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class B, 4.20%, 06/15/50
(a)
.... 667 649,550
CHI Commercial Mortgage Trust, Series 2025-
110W, Class D, 6.63%, 12/13/40
(a)(b)
..... 489 488,458
CIP Commercial Mortgage Trust, Series 2025-
SBAY, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.03%, 10/15/37
(a)(b)
2,149 2,154,373
Citigroup Commercial Mortgage Trust, Series
2015-P1, Class D, 3.23%, 09/15/48
(b)
.... 2 2,423
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.06%,
08/15/36
(a)(b)
..................... 748 746,700
Commercial Mortgage Trust
(a)(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.47%, 06/15/41 ................ 2,160 2,159,325
Series 2024-WCL1, Class B, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.22%, 06/15/41 ................ 535 534,833
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.27%, 08/15/41
(a)(b)
................ 1,350 1,344,516
CRSNT Trust, Series 2026-MOON, Class A,
(1-mo. CME Term SOFR at 1.35% Floor +
1.40%), 5.03%, 02/15/43
(a)(b)
.......... 1,725 1,725,710
CRSO Trust, 7.12%, 07/10/28
(b)
.......... 458 469,428
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.55%, 11/15/48
(a)
71 69,363
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
.................... 268 252,088
Series 2019-C18, Class D, 2.50%, 12/15/52
(b)
2,849 2,385,403
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.90%, 11/10/32
(a)
370 107,300
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 219,991
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
5.24%, 11/15/38
(a)
............... 465 460,597
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.92%, 11/10/41 593 589,091
Series 2025-GATE2, Class A, 4.71%,
11/10/42 ..................... 250 245,275
Series 2025-GATE2, Class D, 5.82%,
11/10/42 ..................... 460 452,392

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 4.98%, 11/15/42
(a)(b)
.......... USD 6,059 $ 6,064,680
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.51%,
08/15/34
(a)(b)
..................... 2,021 2,019,732
DBMS DAC, Series 2025-1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.80%), 5.55%, 02/18/36
(a)(d)
.......... GBP 100 132,541
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 5.37%, 04/15/37
(a)(b)
..... USD 139 138,957
DC Trust, Series 2024-HLTN, Class A, 5.93%,
04/13/40
(a)(b)
..................... 170 170,065
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.23%, 08/15/35
(a)(b)
................ 989 990,660
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.13%, 03/15/34 ................ 970 970,910
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.23%,
08/15/37 ..................... 313 313,978
Series 2025-LXP, Class D, (1-mo. CME Term
SOFR at 2.89% Floor + 2.89%), 6.52%,
08/15/37 ..................... 190 190,534
Durst Commercial Mortgage Trust
(a)(b)
Series 2025-151, Class A, 5.32%, 08/10/42 346 347,634
Series 2025-151, Class D, 7.02%, 08/10/42 332 341,513
ELM Trust
(a)(b)
Series 2024-ELM, Class A10, 5.99%,
06/10/39 ..................... 960 960,981
Series 2024-ELM, Class A15, 5.99%,
06/10/39 ..................... 1,060 1,059,852
Series 2024-ELM, Class D10, 6.85%,
06/10/39 ..................... 250 250,108
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
...................... 2,197 2,213,257
Fashion Show Mall LLC, Series 2024-SHOW,
Class A, 5.27%, 10/10/41
(a)(b)
.......... 520 520,877
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.08%,
12/15/39
(a)(b)
..................... 627 627,980
GGP, Series 2026-TY, Class A, 4.83%,
03/05/43
(a)(b)
..................... 2,000 1,970,228
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.32%, 05/15/41 . 1,874 1,878,685
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.17%, 03/15/39 ................ 125 125,234
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 453 405,449
GS Mortgage Securities Trust, Series 2019-
GSA1, Class C, 3.93%, 11/10/52
(a)
...... 60 52,983
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.13%, 07/15/40
(a)(b)
................ 338 338,081
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.47%,
10/15/41 ..................... 564 565,229
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.27%,
10/15/41 ..................... USD 210 $ 211,433
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.17%,
05/15/37 ..................... 1,535 1,535,959
Series 2024-ORL, Class D, (1-mo. CME Term
SOFR at 3.19% Floor + 3.19%), 6.81%,
05/15/37 ..................... 1,180 1,180,738
HTL Commercial Mortgage Trust, Series 2024-
T53, Class A, 6.07%, 05/10/39
(a)(b)
...... 370 371,716
Hudson Yards Mortgage Trust, Series 2026-
10HY, Class B, 5.33%, 12/10/39
(a)(b)
..... 1,700 1,706,382
Idun European Loan Conduit No. 42 SARL
(a)(d)
Series 42X, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.60%), 0.00%, 07/28/38 EUR 147 167,962
Series 42X, Class D, (3-mo. EURIBOR at
0.00% Floor + 2.90%), 0.00%, 07/28/38 100 114,260
ILPT Commercial Mortgage Trust, Series 2025-
LPF2, Class A, 5.47%, 07/13/42
(a)(b)
..... USD 2,027 2,037,053
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 5.04%, 11/05/37
(a)(b)
583 580,819
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.37%, 11/15/41
(a)(b)
.......... 960 951,600
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2018-PHH, Class A, (1-mo. CME Term
SOFR at 2.41% Floor + 1.26%), 4.88%,
06/15/35 ..................... 618 401,886
Series 2022-OPO, Class D, 3.56%, 01/05/39 564 432,024
Series 2024-IGLG, Class A, 5.35%, 11/09/39 1,600 1,599,853
Series 2024-IGLG, Class D, 6.70%, 11/09/39 450 447,745
Series 2024-OMNI, Class A, 5.99%, 10/05/39 2,330 2,344,628
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.32%, 03/15/40 ................ 490 490,547
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.46%,
12/15/48
(a)(b)
..................... 233 203,807
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ....................... 350 334,353
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 40 39,126
KSL Trust, (1-mo. SOFR FWD + 1.89%), 5.52%,
06/15/30
(a)(b)
..................... 2,461 2,467,153
Lagarino European Loan Conduit No. 40 DAC
(a)(d)
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.54%, 06/22/37 EUR 644 733,828
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 5.04%, 06/22/37 409 466,074
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.94%, 06/22/37 1,162 1,323,930
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
10/15/41 ..................... USD 462 462,058
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.27%,
10/15/41 ..................... 118 118,334
LEX Trust, Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
4.98%, 03/15/43
(a)(b)
................ 596 596,931

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.02%, 08/17/42
(a)(b)
..... USD 313 $ 313,391
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.23%, 01/15/43
(a)(b)
................ 2,130 2,127,337
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.32%, 08/15/40
(a)(b)
................ 462 464,196
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.42%,
12/15/41
(a)
.................... 683 683,973
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.38%,
02/15/37
(a)
.................... 81 80,621
Series 2024-TWA, Class A, 5.92%, 06/12/39 710 712,202
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 694 707,852
MLTI Trust, Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.03%, 03/15/36
(a)(b)
................ 930 930,580
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 . 3,302 3,234,579
Series 2018-MP, Class A, 4.42%, 07/11/40
(a)(b)
3,761 3,539,759
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
137 113,863
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a)(b)
................... 2,738 2,683,391
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 866,425
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 285,410
NCMF Trust, Series 2025-MFS, Class A, 5.05%,
06/10/33
(a)(b)
..................... 1,129 1,119,552
NJ Trust, Series 2023-GSP, Class A, 6.70%,
01/06/29
(a)(b)
..................... 490 504,138
NY Commercial Mortgage Trust, Series 2025-
299P, Class B, 6.13%, 02/10/47
(a)(b)
...... 176 181,138
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.37%,
10/15/40 ..................... 1,791 1,797,157
Series 2025-28L, Class A, 4.82%, 11/05/38 352 349,140
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
5.62%, 08/15/29
(a)(b)
................ 1,256 1,256,738
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 324 299,149
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 4.69%, 01/15/36
(a)(b)
..... 349 339,205
ONNI Commercial Mortgage Trust, Series 2024-
APT, Class A, 5.75%, 07/15/39
(a)(b)
...... 158 159,135
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.12%, 12/15/39
(a)(b)
................ 810 811,519
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a)(b)
....... 238 240,367
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.52%, 06/15/39
(a)(b)
................ 2,169 2,168,322
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.78%, 03/15/43
(a)(b)
436 436,136
PRM5 Trust, Series 2025-PRM5, Class D,
5.81%, 03/10/33
(a)(b)
................ 383 379,055
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ROCK Trust, Series 2024-CNTR, Class A,
5.39%, 11/13/41
(b)
................. USD 167 $ 168,516
Sage AR Funding
(a)(d)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.15%, 05/17/37 ................ GBP 310 409,934
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.65%, 05/17/37 ................ 267 353,562
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.53%, 05/18/38 ................ 944 1,244,626
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.50%),
6.28%, 05/18/38 ................ 404 532,397
SCG Commercial Mortgage Trust
(a)(b)
Series 2025-DLFN, Class D, (1-mo. CME
Term SOFR at 2.15% Floor + 2.15%),
5.78%, 03/15/35 ................ USD 101 101,190
Series 2025-FLWR, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.88%, 08/15/42 ................ 346 346,216
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.37%, 04/15/41
(a)(b)
.......... 571 572,428
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.07%, 04/15/42
(a)(b)
................ 380 380,335
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a)(b)
..................... 460 397,331
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.58%, 10/15/41
(a)(b)
................ 1,888 1,890,360
SLG Commercial Mortgage Trust, Series 2026-
PAT, Class A, 4.93%, 02/15/39
(a)(b)
....... 1,215 1,200,368
SLG Office Trust, Series 2026-OMA, Class A,
5.13%, 04/15/41
(a)(b)
................ 1,250 1,248,202
SMRT, Series 2022-MINI, Class B, (1-mo. CME
Term SOFR at 1.35% Floor + 1.35%), 4.98%,
01/15/39
(a)(b)
..................... 1,000 999,687
Taurus UK DAC
(a)(d)
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 5.75%, 02/18/35 .......... GBP 310 411,414
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.25%, 02/18/35 .......... 383 509,328
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 6.95%, 02/18/35 .......... 848 1,126,339
Series 2025-UK4, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.60%), 5.34%, 08/18/35 .......... 100 132,781
Series 2025-UK4, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 5.69%, 08/18/35 .......... 155 206,012
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class D, (1-mo. CME Term SOFR at
2.74% Floor + 2.74%), 6.37%, 12/15/39
(a)(b)
USD 203 203,254
THPT Mortgage Trust, Series 2023-THL, Class
A, 7.23%, 12/10/34
(a)(b)
.............. 281 281,815
Thunder Logistics DAC, Series 2024-1X, Class
B, (3-mo. EURIBOR at 0.00% Floor + 2.05%),
4.30%, 11/17/36
(a)(d)
................ EUR 68 77,666

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Together Asset-Backed Securitisation, Series
2026-CRE1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 02/20/58
(a)(d)
................ GBP 100 $ 132,735
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.80%, 12/10/33
(a)(b)
.............. USD 460 474,380
UK Logistics DAC
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.39%, 05/17/34 ................ GBP 131 173,416
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
5.84%, 02/17/35 ................ 96 127,394
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
6.84%, 02/17/35 ................ 221 292,901
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.74%, 05/17/35 ................ 817 1,085,531
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.40%, 08/17/35 ................ 286 378,987
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.70%, 08/17/35 ................ 118 157,313
UNIV Trust
(a)(b)
Series 2025-APTS, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.28%, 11/15/42 ................ USD 1,738 1,733,055
Series 2025-APTS, Class B, (1-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
5.88%, 11/15/42 ................ 191 190,223
Vanir Logistics Finance SARL, Series 1X, Class
C, (3-mo. EURIBOR at 0.00% Floor + 1.90%),
4.07%, 07/23/37
(a)(d)
................ EUR 160 183,165
VEGAS, Series 2024-GCS, Class C, 6.42%,
07/10/36
(a)(b)
..................... USD 1,152 1,163,651
VEGAS Trust, Series 2024-GCS, Class D,
6.42%, 07/10/36
(a)(b)
................ 1,398 1,393,303
VNDO Trust, Series 2016-350P, Class D, 4.03%,
01/10/35
(a)(b)
..................... 710 709,101
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A, 3.87%, 06/15/36
(a)
(b)
.......................... 110 103,068
Series 2018-C46, Class B, 4.63%, 08/15/51 429 409,836
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,621,406
Series 2019-C49, Class D, 3.00%, 03/15/52
(b)
103 83,935
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,489,949
Series 2024-1CHI, Class A, 5.48%, 07/15/35
(a)
(b)
.......................... 577 577,457
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
.................... 1,759 1,777,931
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
.................... 1,120 1,110,804
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
.................... 480 475,365
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(a)(b)
................ 438 437,690
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 5.53%, 07/15/40
(a)(b)
... 913 922,398
218,268,375
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class
XA, 0.27%, 06/05/37
(a)(b)
............. USD 11,000 $ 14,011
BANK
(a)
Series 2019-BN20, Class XB, 0.46%,
09/15/62 ..................... 8,371 89,933
Series 2021-BN33, Class XA, 1.09%,
05/15/64 ..................... 11,112 392,786
Series 2021-BN33, Class XB, 0.57%,
05/15/64 ..................... 81,230 1,724,790
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.74%, 02/15/50
(a)
.............. 4,185 7,286
BBCMS Trust, Series 2015-SRCH, Class XA,
0.97%, 08/10/35
(a)(b)
................ 5,970 31,515
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.16%, 03/15/52 2,717 55,697
Series 2020-B17, Class XB, 0.64%, 03/15/53 1,560 24,453
Series 2021-B23, Class XA, 1.35%, 02/15/54 5,579 229,366
Series 2021-B24, Class XA, 1.19%, 03/15/54 17,880 628,160
BMO Mortgage Trust, Series 2023-C5, Class XA,
0.95%, 06/15/56
(a)
................. 5,583 213,736
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.42%, 05/10/58
(a)
... 2,030 20
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(a)(b)
.. 10,100 306,521
Commercial Mortgage Trust, Series 2018-COR3,
Class XD, 1.75%, 05/10/51
(a)(b)
......... 770 20,389
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB, 0.32%,
11/15/50 ..................... 3,170 12,580
Series 2019-C16, Class XA, 1.69%, 06/15/52 6,287 219,820
Series 2019-C17, Class XA, 1.45%, 09/15/52 1,809 55,318
Series 2019-C17, Class XB, 0.67%, 09/15/52 4,040 57,443
DBGS Mortgage Trust, Series 2019-1735, Class
X, 0.43%, 04/10/37
(a)(b)
.............. 5,975 44,683
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(a)(b)
............. 3,040 22,815
ELM Trust
(a)(b)
Series 2024-ELM, Class XP10, 0.24%,
06/10/39 ..................... 10,185 133
Series 2024-ELM, Class XP15, 1.61%,
06/10/39 ..................... 9,225 804
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA, 0.93%,
11/10/52 ..................... 5,083 108,991
Series 2020-GSA2, Class XA, 1.77%,
12/12/53
(b)
.................... 3,811 206,338
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(a)(b)
................ 4,330 84
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 1.40%,
09/15/47
(a)
...................... 40 —
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(a)
(b)
............................ 1,800 1,333
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.29%,
02/15/36
(a)(b)
..................... 2,567 47,384
MCR Mortgage Trust, Series 2024-TWA, Class
XA, 0.92%, 06/12/39
(b)
.............. 3,312 12,547
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.27%, 06/15/50
(b)
3,030 54,763
Series 2019-H6, Class XB, 0.88%, 06/15/52 5,210 101,043
Series 2019-L2, Class XA, 1.16%, 03/15/52 1,841 39,533

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
MSWF Commercial Mortgage Trust, Series
2023-2, Class XA, 1.15%, 12/15/56
(a)
.... USD 11,204 $ 580,808
Olympic Tower Mortgage Trust, Series 2017-OT,
Class XA, 0.51%, 05/10/39
(a)(b)
......... 10,700 16,938
One Market Plaza Trust
(a)(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ..................... 14,166 43,854
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ..................... 2,833 7,368
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%, 10/15/52 3,771 141,306
Series 2019-C18, Class XA, 1.09%, 12/15/52 6,611 160,293
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-BNK1, Class XD, 1.54%,
08/15/49
(b)
.................... 1,180 7,874
Series 2019-C50, Class XA, 1.57%, 05/15/52 11,105 333,669
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(b)
.................... 13,882 107,631
6,124,016
Total Non-Agency Mortgage-Backed Securities — 15.5%
(Cost: $536,449,464) .............................. 529,720,617
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Inc. .......... 14,400 2
Lehman Brothers Holdings, Inc., Capital Trust VII 1,630 —
Total Other Interests — 0.0%
(Cost: $—) ..................................... 2
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.4%
Banks — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34 .. 100 104,098
Consumer Finance — 0.0%
AerCap Ireland Capital DAC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.44%), 6.50%, 01/31/56
(a)
.... 590 597,611
Electric Utilities — 0.2%
(a)
EDP SA, Series NC5., (5-Year EUR Swap
Annual + 1.89%), 1.50%, 03/14/82
(d)
..... EUR 600 676,754
Entergy Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.67%),
7.13%, 12/01/54 ................ USD 782 808,518
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.18%),
5.88%, 06/15/56 ................ 398 398,062
Evergy, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.65%, 06/01/55 .................. 517 528,570
Eversource Energy, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.10%, 08/15/56 ..... 112 111,782
Exelon Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.98%),
6.50%, 03/15/55 .................. 100 102,639
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Nevada Power Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.94%), 6.25%, 05/15/55 ............. USD 286 $ 286,791
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75%, 06/15/54 ................ 290 302,046
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
6.70%, 09/01/54 ................ 227 232,492
(5-Year EURIBOR ICE Swap Rate + 1.59%),
4.00%, 05/15/56 ................ EUR 3,000 3,383,481
Sierra Pacific Power Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.55%), 6.20%, 12/15/55 ............. USD 495 490,663
7,321,798
Gas Utilities — 0.0%
Spire, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.25%, 06/01/56
(a)
................. 102 101,605
Insurance — 0.0%
(a)
Athene Holding Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.58%), 6.88%, 06/28/55 ............. 121 116,184
Prudential Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.40%), 6.50%, 03/15/54 ............. 237 245,341
361,525
Multi-Utilities — 0.2%
(a)
CenterPoint Energy, Inc.
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%, 02/15/55 ................ 424 439,191
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70%, 05/15/55 ................ 472 485,655
Dominion Energy, Inc.
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88%, 02/01/55 ................ 180 185,996
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.26%),
6.00%, 02/15/56 ................ 58 58,257
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.20%, 02/15/56 ................ 118 118,372
NiSource, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95%, 11/30/54 ................ 755 780,679
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.53%),
6.38%, 03/31/55 ................ 100 103,106
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
5.75%, 07/15/56 ................ 414 413,400
Sempra
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88%, 10/01/54 ................ 822 838,572
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.14%),
6.55%, 04/01/55 ................ 250 252,028

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
6.63%, 04/01/55 ................ USD 223 $ 225,481
Veolia Environnement SA, (5-Year EUR Swap
Annual + 2.08%), 2.00%
(d)(h)
........... EUR 900 1,001,206
WEC Energy Group, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.63%, 05/15/56 ............. USD 208 206,744
5,108,687
Oil, Gas & Consumable Fuels — 0.0%
(a)
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.97%),
7.20%, 06/27/54 .................. 50 53,141
TransCanada PipeLines Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.25%), 6.13%, 10/17/56 ..... 129 130,430
183,571
Total Preferred Securities — 0.4%
(Cost: $13,884,590) ............................... 13,778,895
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association,
6.63%, 11/15/30 .................. 1,500 1,643,388
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp., Series
2996, Class MK, 5.50%, 06/15/35 ....... 1 902
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Class FH, (30-day Average SOFR at
1.50% Floor/6.50% Cap + 1.50%),
5.13%, 06/25/55 ................ 1,004 1,019,708
Series 5468, Class WF, (30-day Average
SOFR at 1.10% Floor/6.50% Cap +
1.10%), 4.73%, 11/25/54 ........... 1,180 1,183,389
Series 5478, Class FD, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 02/25/54 .......... 662 668,926
Series 5479, Class FB, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 12/25/54 .......... 549 554,696
Series 5482, Class FB, (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13%, 12/25/54 .......... 1,313 1,332,714
Series 5500, Class DF, (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98%, 10/25/54 .......... 895 904,093
Series 5502, Class EF, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 02/25/55 .......... 707 714,856
Series 5508, Class FE, (30-day Average
SOFR at 1.60% Floor/6.50% Cap +
1.60%), 5.23%, 02/25/55 .......... 952 967,431
Series 5513, Class FD, (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98%, 01/25/55 .......... 7,774 7,844,953
Series 5515, Class FB, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 03/25/55 .......... 769 778,253
Series 5516, Class FC, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 03/25/55 .......... 17,696 17,888,011
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5539, Class FC, (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13%, 05/25/55 .......... USD 982 $ 996,983
Series 5543, Class FC, (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13%, 06/25/55 .......... 746 757,305
Series 5543, Class FG, (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13%, 06/25/55 .......... 761 772,104
Series 5543, Class FM, (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13%, 06/25/55 .......... 1,005 1,020,454
Series 5563, Class FA, (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98%, 08/25/55 .......... 1,830 1,847,206
Series 5570, Class FA, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 05/25/55 .......... 1,109 1,122,032
Series 5574, Class FB, (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98%, 09/25/55 .......... 915 924,497
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 .... —
(o)
182
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2023-35, Class FC, (30-day Average
SOFR at 1.10% Floor/7.00% Cap +
1.10%), 4.73%, 08/25/53 .......... 1,510 1,522,667
Series 2023-68, Class FB, (30-day Average
SOFR at 1.05% Floor/7.00% Cap +
1.05%), 4.68%, 01/25/54 .......... 1,474 1,485,164
Series 2024-63, Class FH, (30-day Average
SOFR at 1.10% Floor/7.00% Cap +
1.10%), 4.73%, 09/25/54 .......... 1,024 1,032,983
Series 2024-88, Class FC, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 12/25/54 .......... 843 851,445
Series 2024-95, Class FC, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 12/25/54 .......... 311 315,068
Series 2024-96, Class FA, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 12/25/54 .......... 1,347 1,357,913
Series 2025-1, Class FX, (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98%, 02/25/55 .......... 930 938,208
Series 2025-2, Class FG, (30-day Average
SOFR at 1.45% Floor/6.50% Cap +
1.45%), 5.08%, 02/25/55 .......... 1,977 1,986,699
Series 2025-9, Class FG, (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98%, 03/25/55 .......... 562 566,727
Series 2025-13, Class FB, (30-day Average
SOFR at 1.30% Floor/6.50% Cap +
1.30%), 4.93%, 03/25/55 .......... 1,071 1,079,766
Series 2025-18, Class FH, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 08/25/54 .......... 511 517,194
Series 2025-35, Class FJ, (30-day Average
SOFR at 1.60% Floor/6.50% Cap +
1.60%), 5.23%, 05/25/55 .......... 1,179 1,200,567
Series 2025-42, Class FA, (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13%, 06/25/55 .......... 709 720,036

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-42, Class FE, (30-day Average
SOFR at 1.55% Floor/6.50% Cap +
1.55%), 5.18%, 06/25/55 .......... USD 1,326 $ 1,348,474
Series 2025-63, Class DF, (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03%, 08/25/55 .......... 729 737,166
Government National Mortgage Association
Variable Rate Notes, Series 2025-9, Class
FE, (30-day Average SOFR at 1.25%
Floor/6.50% Cap + 1.25%), 4.86%, 01/20/55
(a)
862 867,635
57,826,407
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K80, Class B,
4.38%, 08/25/50
(a)(b)
................ 235 228,903
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32
(a)
............. 235 234,338
Federal National Mortgage Association Variable
Rate Notes, Series 2024-P015, Class A1,
4.44%, 11/25/32
(a)
................. 37 36,802
Government National Mortgage Association
Series 2025-88, Class AT, 5.00%, 06/16/58 426 423,323
Series 2025-126, Class AD, 5.00%, 05/16/65 383 377,708
Series 2025-129, Class AB, 4.75%, 09/16/54 281 276,261
Series 2025-130, Class AL, 4.75%, 08/16/56 281 276,370
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2023-50, Class AC, 3.25%, 09/16/63 222 196,423
Series 2023-118, Class BA, 3.75%, 05/16/65 279 249,882
2,300,010
Interest Only Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association,
Series 2022-78, Class D, 3.00%, 08/20/51 . 990 171,508
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K120, Class X1, 1.12%, 10/25/30 .. 39,832 1,412,286
Series K121, Class X1, 1.11%, 10/25/30 .. 2,967 103,658
Series KL05, Class X1P, 1.02%, 06/25/29 . 13,486 320,761
Series KL06, Class XFX, 1.46%, 12/25/29 . 1,438 56,320
Series KW09, Class X1, 0.87%, 05/25/29 . 7,577 139,787
Government National Mortgage Association
Variable Rate Notes
Series 2013-30, 0.53%, 09/16/53 ....... 526 7,446
Series 2016-96, 0.77%, 12/16/57 ....... 694 25,536
2,065,794
Mortgage-Backed Securities — 35.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 ........... 1,152 1,113,399
3.00%, 09/01/27 - 12/01/46 ........... 1,850 1,734,137
3.50%, 04/01/42 - 01/01/48 ........... 2,723 2,538,057
4.00%, 08/01/40 - 12/01/45 ........... 1,027 990,120
4.50%, 02/01/39 - 04/01/49 ........... 8,751 8,562,940
5.00%, 07/01/35 - 11/01/48 ........... 1,159 1,165,578
5.50%, 05/01/36 - 06/01/41 ........... 779 800,713
6.00%,  11/01/29 - 12/01/32 ........... 1 1,119
Federal National Mortgage Association
4.00%, 01/01/41 .................. 46 43,990
5.81%, 06/01/31 .................. 1,084 1,108,714
7.00%, 06/01/32 .................. 5 4,947
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 ........... 21,728 17,829,243
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00%, 07/15/56
(p)
................. USD 9,982 $ 8,174,274
2.50%, 04/20/51 - 01/20/53 ........... 19,271 16,482,531
2.50%, 07/15/56
(p)
................. 12,894 11,007,245
3.00%, 12/20/44 - 01/20/52 ........... 17,423 15,493,314
3.00%, 07/15/56
(p)
................. 4,919 4,364,844
3.50%, 01/15/42 - 10/20/52 ........... 17,443 15,990,783
3.50%, 07/15/56
(p)
................. 1,758 1,578,566
4.00%,  04/20/39 - 12/20/52 ........... 10,673 10,110,216
4.00%, 07/15/56
(p)
................. 2,558 2,377,451
4.50%, 12/20/39 - 04/20/50 ........... 4,443 4,349,887
4.50%, 07/15/56 - 08/15/56
(p)
.......... 23,175 22,244,620
5.00%, 12/15/38 - 11/20/52 ........... 10,490 10,433,621
5.00%, 07/15/56 - 08/15/56
(p)
.......... 19,079 18,790,174
5.50%, 03/15/32 - 11/15/33 ........... 1 895
5.50%, 07/15/56 - 08/15/56
(p)
.......... 45,707 45,898,113
6.00%, 12/15/36 .................. 32 33,357
6.00%, 07/15/56 - 08/15/56
(p)
.......... 25,596 26,108,069
6.50%, 07/15/56 - 08/15/56
(p)
.......... 10,842 11,223,618
7.50%, 11/15/29 .................. —
(o)
155
Uniform Mortgage-Backed Securities
1.50%, 12/01/35 - 04/01/52 ........... 45,200 37,444,071
1.50%, 07/25/41
(p)
................. 218 194,145
2.00%,  10/01/31 - 04/01/52 ........... 153,140 127,120,133
2.00%, 07/25/56
(p)
................. 11,030 8,804,989
2.50%, 09/01/27 - 04/01/52 ........... 103,299 89,174,320
2.50%, 07/25/41 - 07/25/56
(p)
.......... 44,144 36,878,241
3.00%, 04/01/28 - 08/01/52 ........... 59,907 53,832,539
3.00%, 07/25/41 - 07/25/56
(p)
.......... 14,576 12,708,380
3.50%, 08/01/27 - 01/01/51 ........... 20,717 19,270,071
3.50%, 07/25/41 - 08/25/56
(p)
.......... 127,968 116,080,325
4.00%, 08/01/33 - 06/01/52 ........... 33,540 31,955,503
4.00%,  07/25/41 - 07/25/56
(p)
.......... 36,797 34,409,242
4.50%, 11/01/39 - 03/01/56 ........... 24,683 24,128,468
4.50%, 07/25/41 - 07/25/56
(p)
.......... 20,472 19,875,134
5.00%, 03/01/30 - 05/01/56 ........... 52,405 52,011,222
5.00%, 07/25/56
(p)
................. 5,600 5,502,010
5.50%, 12/01/31 - 05/01/56 ........... 42,917 43,392,573
5.50%, 07/25/56
(p)
................. 124,902 125,301,092
6.00%, 07/01/29 - 11/01/55 ........... 34,701 35,744,645
6.00%, 07/25/56
(p)
................. 14,904 15,235,542
6.50%,  05/01/40 - 09/01/53 ........... 4,381 4,554,555
6.50%, 07/25/56
(p)
................. 69,180 71,557,530
1,225,729,420
Total U.S. Government Sponsored Agency Securities — 37.8%
(Cost: $1,334,434,339) ............................ 1,289,736,527
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 ........... 3,407 3,255,579
4.50%, 08/15/39 .................. 14,200 14,004,355
4.38%, 11/15/39 .................. 1,343 1,304,389
4.63%, 02/15/40 - 05/15/44 ........... 17,554 17,016,335
1.13%, 05/15/40 - 08/15/40 ........... 20,816 13,103,916
3.88%, 08/15/40 - 02/15/43 ........... 3,803 3,423,846
1.38%, 11/15/40 .................. 10,408 6,728,203
1.88%, 02/15/41 - 11/15/51 ........... 15,025 8,523,964
3.75%,  08/15/41 - 11/15/43 ........... 12,973 11,235,220
3.00%, 05/15/42 - 08/15/52 ........... 74,869 54,740,930
3.13%, 02/15/43 - 08/15/44 ........... 11,781 9,306,016
3.63%, 08/15/43 - 05/15/53 ........... 32,630 26,717,343
4.75%, 11/15/43 .................. 26,996 26,553,097
4.13%, 08/15/44 .................. 326 294,555
2.50%, 02/15/45
(q)
................. 29,908 20,975,321

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75%, 11/15/47 .................. USD 27,458 $ 19,355,745
2.25%, 08/15/49 - 02/15/52 ........... 18,580 11,459,356
1.63%, 11/15/50 .................. 3,317 1,733,623
2.38%,  05/15/51 .................. 4,132 2,584,114
2.00%, 08/15/51 .................. 4,760 2,709,853
4.75%, 11/15/53
(q)
................. 36,013 34,839,474
U.S. Treasury Notes
2.00%, 11/15/26 .................. 12,253 12,164,549
4.38%, 12/15/26 - 08/31/28 ........... 22,269 22,343,428
4.00%, 01/15/27 - 02/15/34 ........... 36,365 36,054,606
2.38%, 05/15/27 - 03/31/29 ........... 15,675 15,211,546
0.50%, 05/31/27 - 08/31/27 ........... 29,728 28,619,601
2.25%, 08/15/27 .................. 21,450 21,005,428
0.38%, 09/30/27 .................. 8,216 7,842,750
3.88%, 03/15/28 .................. 26,944 26,813,490
1.25%, 03/31/28 - 05/31/28 ........... 16,370 15,518,262
3.63%, 03/31/28 - 09/30/31 ........... 100,084 98,064,001
1.13%, 08/31/28 .................. 3,519 3,299,337
3.75%, 12/31/28
(r)
................. 20,086 19,886,709
2.88%, 04/30/29 - 05/15/32 ........... 9,210 8,859,994
3.25%, 06/30/29 .................. 15,923 15,514,546
3.13%, 08/31/29 .................. 17,728 17,180,537
4.13%, 11/30/29 .................. 17,932 17,903,981
3.50%, 01/31/30 .................. 32,059 31,338,729
1.50%,  02/15/30 .................. 10,431 9,502,804
3.75%, 05/31/30 .................. 16,378 16,118,895
4.88%, 10/31/30 .................. 18,854 19,349,141
4.25%, 06/30/31 .................. 15,747 15,770,060
4.50%, 12/31/31 .................. 14,308 14,490,102
2.75%, 08/15/32
(q)
................. 37,111 34,082,868
Total U.S. Treasury Obligations — 23.4%
(Cost: $869,805,370) .............................. 796,800,598
Total Long-Term Investments — 115.0%
(Cost: $4,061,185,831) ............................ 3,922,259,205
Shares
Shares
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 3.54%
(k)(s)
.................. 78,664,769 78,664,769
Total Short-Term Securities — 2.3%
(Cost: $78,664,769) ............................... 78,664,769
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $1,439,599 ) ............................... $ 1,393,063
Total Investments Before Options Written and TBA Sale
Commitments — 117.3%
(Cost: $4,141,290,199 ) ............................ 4,002,317,037
Total Options Written — (0.2)%
(Premium Received — $(7,300,209)) ................... (8,583,092)
Par (000)
Pa r (000)
TBA Sale Commitments
(p)
Mortgage-Backed Securities — (6.6)%
Government National Mortgage Association
2.00% ,  07/15/56 .................. USD (108) (88,442)
2.50% ,  07/15/56 .................. (124) (105,855)
3.00% ,  07/15/56 .................. (73) (64,776)
4.50% ,  07/15/56 .................. (7,422) (7,127,716)
5.50% ,  07/15/56 .................. (20,217) (20,316,346)
6.00% ,  07/15/56 .................. (12,908) (13,178,186)
6.50% ,  07/15/56 .................. (5,494) (5,691,456)
Uniform Mortgage-Backed Securities
2.00% ,  07/25/41 - 07/25/56 ........... (7,808) (6,985,272)
2.50% ,  07/25/41 - 07/25/56 ........... (824) (753,079)
3.00% ,  07/25/41 .................. (1,354) (1,279,195)
3.50% ,  07/25/41 - 07/25/56 ........... (33,322) (30,267,591)
4.50% ,  07/25/56 .................. (73,611) (70,511,286)
5.00% ,  07/25/56 .................. (42,756) (42,007,926)
5.50% ,  07/25/56 .................. (26,558) (26,643,113)
6.00% ,  07/25/56 .................. (289) (295,430)
6.50% ,  07/25/56 .................. (271) (280,314)
Total TBA Sale Commitments — (6.6)%
(Proceeds: $(225,484,087)) ......................... (225,595,983)
Total Investments Net of Options Written and TBA Sale
Commitments — 110.5%
(Cost: $3,908,505,903 ) ............................ 3,768,137,962
Liabilities in Excess of Other Assets — (10.5)% ............ (358,050,035)
Net Assets — 100.0% ...............................
$ 3,410,087,927
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,890,263, representing 0.06% of its net assets as of period end, and an original cost of $1,895,000.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Affiliate of the Fund.
(l)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(m)
U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(o)
Rounds to less than 1,000.
(p)
Represents or includes a TBA transaction.
(q)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(r)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(s)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 42,126,671 $ 36,538,098
(a)
$ — $ — $ — $ 78,664,769 78,664,769 $ 2,239,353 $ —
iShares AAA CLO Active ETF . 5,196,500 — — — (5,500) 5,191,000 100,000 188,353 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF — 82,165,108 (37,665,174) (832,270) 123,941 43,791,605 401,500 648,069 —
$ (832,270) $ 118,441 $ 127,647,374 $ 3,075,775 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 5 09/08/26 $ 659 $ 732
Euro-BTP ............................................................... 140 09/08/26 19,092 241,558
Short Euro-BTP ........................................................... 26 09/08/26 3,180 12,100
U.S. Treasury 10-Year Note ................................................... 1,211 09/21/26 132,907 39,892
U.S. Treasury 10-Year Ultra Note ............................................... 847 09/21/26 95,102 291,867
U.S. Treasury Ultra Bond ..................................................... 340 09/21/26 39,302 325,050
3-mo. SOFR ............................................................. 716 03/16/27 171,759 (1,579,142)
3-mo. SOFR ............................................................. 79 12/14/27 18,962 14,778
3-mo. SOFR ............................................................. 192 03/14/28 46,126 (287,918)
3-mo. SOFR ............................................................. 192 03/20/29 46,181 (127,073)
(1,068,156)
Short Contracts
Euro-Bund .............................................................. 339 09/08/26 49,324 (561,436)
Euro-Buxl ............................................................... 30 09/08/26 3,812 (71,339)
Euro-Schatz ............................................................. 11 09/08/26 1,332 (1,766)
Australia 10-Year Bond ...................................................... 27 09/15/26 2,053 (39,268)
U.S. Treasury Long Bond ..................................................... 26 09/21/26 2,940 10,111
Long Gilt ................................................................ 8 09/28/26 947 (16,993)
U.S. Treasury 2-Year Note .................................................... 386 09/30/26 79,549 48,868
U.S. Treasury 5-Year Note .................................................... 238 09/30/26 25,459 (35,477)
(667,300)
$ (1,735,456)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 221,832 EUR 189,567 BNP Paribas SA 07/16/26 $ 5,105
BRL 18,246,139 USD 3,443,025 HSBC Bank plc 09/16/26 26,507
COP 5,726,686,260 USD 1,577,000 Morgan Stanley & Co. International plc 09/16/26 67,950
USD 113,076 AUD 162,000 Bank of America NA 09/16/26 1,071
USD 343,027 AUD 490,000 Goldman Sachs International 09/16/26 4,246
USD 3,044,627 AUD 4,316,000 UBS AG 09/16/26 60,591
USD 7,063,516 EUR 6,136,000 Deutsche Bank AG 09/16/26 29,749
USD 4,220,033 EUR 3,639,750 Goldman Sachs International 09/16/26 47,746
USD 105,829,518 EUR 90,760,000 Wells Fargo Bank NA 09/16/26 1,790,289
USD 283,004 GBP 211,000 BNP Paribas SA 09/16/26 3,124
USD 21,468,588 GBP 15,994,000 Deutsche Bank AG 09/16/26 253,412
USD 1,829,500 IDR 32,873,919,600 Bank of America NA 09/16/26 5,063
ZAR 86,010,216 USD 5,164,538 Citibank NA 09/16/26 53,335
ZAR 51,883,288 USD 3,108,504 Goldman Sachs International 09/16/26 39,034
AUD 1,480,000 USD 1,019,884 Morgan Stanley & Co. International plc 09/17/26 3,355
USD 1,969,608 AUD 2,816,750 Bank of America NA 09/17/26 22,171
USD 1,969,985 AUD 2,816,750 BNP Paribas SA 09/17/26 22,548
USD 218,378 AUD 310,000 Morgan Stanley & Co. International plc 09/17/26 4,051
USD 4,617,996 MXN 81,008,581 Bank of America NA 09/17/26 15,542
2,454,889
USD 5,909,086 BRL 31,200,524 Morgan Stanley & Co. International plc 09/16/26 (23,743)
USD 14,492,788 EUR 12,687,000 Deutsche Bank AG 09/16/26 (50,466)
MXN 90,835,025 USD 5,164,538 UBS AG 09/17/26 (3,800)
(78,009)
$ 2,376,880

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Bank of America NA 07/02/26 USD 1.17 EUR 9,139 $ 248,566
EUR Currency ........................... Morgan Stanley & Co. International plc 07/02/26 USD 1.14 EUR 5,322 4,574
$ —
$ 253,140
$ —
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.67% Annual
Goldman Sachs
International 09/22/26 3 .67 % USD 75,430 $ 200,584
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 03/27/28 4 .11 USD 6,728 219,919
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 03/30/28 4 .05 USD 6,728 203,791
624,294
Put
2-Year Interest Rate Swap
(a)
. 4.15% Annual 1-day SOFR Annual Citibank NA 08/27/26 4 .15 USD 32,569 53,596
2-Year Interest Rate Swap
(a)
. 2.90% Annual
6-mo.
EURIBOR Semi-Annual Citibank NA 08/28/26 2 .90 EUR 32,569 27,488
2-Year Interest Rate Swap
(a)
. 5.50% Annual 1-day SONIA Annual Citibank NA 11/09/26 5 .50 GBP 17,583 3,712
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 03/27/28 4 .11 USD 6,728 207,764
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 03/30/28 4 .05 USD 6,728 223,069
515,629
$ 1,139,923
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 3,994 08/21/26 USD 110.00 USD 43,563 $ (157,841)
Put
3-mo. SOFR ................................ 241 12/11/26 USD 96.06 USD 60,250 (149,119)
$ (306,960)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. Bank of America NA 07/02/26 USD 1.14 EUR 9,139 $ (7,854)
EUR Currency ............................. Morgan Stanley & Co. International plc 07/02/26 USD 1.17 EUR 5,322 (144,749)
–
$ (152,603)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.82% Annual 1-day SOFR Annual
Goldman Sachs
International 07/22/26 3 .82 % USD 75,430 $ (127,396)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Citibank NA 03/04/27 3 .71 USD 3,295 (28,905)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 03/15/27 3 .87 USD 9,821 (133,298)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3 .87 USD 5,145 (107,783)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/16/27 4 .03 USD 3,004 (82,763)
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4 .10 USD 3,363 (105,718)
10-Year Interest Rate Swap
(a)
4.14% Annual 1-day SOFR Annual Bank of America NA 02/04/28 4 .14 USD 10,097 (333,774)
10-Year Interest Rate Swap
(a)
3.94% Annual 1-day SOFR Annual Bank of America NA 03/20/28 3 .94 USD 3,125 (81,229)
10-Year Interest Rate Swap
(a)
4.06% Annual 1-day SOFR Annual Bank of America NA 04/07/28 4 .06 USD 8,091 (250,319)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Goldman Sachs
International 04/24/28 4 .03 USD 6,991 (207,942)
10-Year Interest Rate Swap
(a)
4.16% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/16/28 4 .16 USD 5,128 (184,248)
10-Year Interest Rate Swap
(a)
4.15% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/20/28 4 .15 USD 10,256 (365,932)
(2,009,307)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3 .70 USD 56,089 (356,133)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual Citibank NA 08/27/26 4 .45 USD 65,138 (33,289)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Citibank NA 08/28/26 3 .20 EUR 65,138 (11,328)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 19,058 (106,313)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.65% Annual
Morgan Stanley & Co.
International plc 10/09/26 4 .65 USD 8,723 (32,271)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.31% Annual Citibank NA 10/15/26 3 .31 EUR 29,412 (10,559)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Deutsche Bank AG 10/20/26 3 .20 EUR 53,666 (29,927)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 134,714 (737,188)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.52% Annual
Goldman Sachs
International 11/06/26 3 .52 EUR 11,075 (20,111)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.80% Annual Citibank NA 11/09/26 4 .80 GBP 17,583 (15,449)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Citibank NA 03/04/27 3 .71 USD 3,295 (118,908)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 03/15/27 3 .87 USD 9,821 (273,697)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 157,097 (720,012)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 10/04/27 4 .05 USD 210,569 (1,322,628)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3 .87 USD 5,145 (185,937)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 61,769 (426,458)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Morgan Stanley & Co.
International plc 12/16/27 4 .03 USD 3,004 (92,521)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 31,077 (123,377)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/31/28 4 .10 USD 3,363 (99,204)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.14% Annual Bank of America NA 02/04/28 4 .14 USD 10,097 (286,164)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.94% Annual Bank of America NA 03/20/28 3 .94 USD 3,125 (116,032)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.06% Annual Bank of America NA 04/07/28 4 .06 USD 8,091 (266,135)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Goldman Sachs
International 04/24/28 4 .03 USD 6,991 (243,059)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.16% Annual
Morgan Stanley & Co.
International plc 06/16/28 4 .16 USD 5,128 (161,243)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual
Morgan Stanley & Co.
International plc 06/20/28 4 .15 USD 10,256 (326,279)
(6,114,222)
$ (8,123,529)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.50% Annual N/A 06/10/27 USD 146,701 $ (699,526) $ — $ (699,526)
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 72,772 (615,153) — (615,153)
1-day
BZDIOVER At Termination 13.40% At Termination N/A 01/03/28 BRL 26,400 (50,511) — (50,511)
1-day TIIEOIS Monthly 7.17% Monthly N/A 04/11/28 MXN 81,920 11,272 — 11,272
3-mo. CD_KSDA Quarterly 3.77% Quarterly N/A 06/26/28 KRW 9,004,500 6,374 — 6,374
1-day
BZDIOVER At Termination 14.41% At Termination N/A 01/02/29 BRL 35,817 62,238 — 62,238
1-day MIBOR Semi-Annual 5.98% Semi-Annual N/A 06/29/29 INR 383,030 69 — 69
1-day TIIEOIS Monthly 7.68% Monthly N/A 06/10/31 MXN 68,595 2,707 — 2,707
$ (1,282,530) $ — $ (1,282,530)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 8,075 $ (195,138) $ (156,160) $ (38,978)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,059 (100,690) (80,191) (20,499)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,050 (100,965) (75,936) (25,029)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 19 (1) 8,249 (8,250)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD — — 186 (186)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 312 100,615 12,516 88,099
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 204 65,857 13,392 52,465
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 2 — (974) 974
$ – $ – $ –
$ (230,322) $ (278,918) $ 48,596
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
PacifiCorp .......... 0 .13 % Monthly
JPMorgan Chase Bank
NA 09/29/27 BBB+ USD 1,320 $ (767) $ (83) $ (684)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 140 (45,048) (16,934) (28,114)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 377 (121,424) (51,476) (69,948)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 34 (10,223) — (10,223)
$ (177,462) $ (68,493) $ (108,969)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 10.46% Quarterly
Morgan Stanley & Co.
International plc 09/16/26
(a)
09/16/29 COP 5,042,100 $ (475) $ — $ (475)
1-day IBR Quarterly 10.81% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/29 COP 1,433,345 3,517 — 3,517
$ 3,042 $ — $ 3,042
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .54
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .50
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .63
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .92
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 367,836,944 $ 2,003,400 $ 369,840,344
Corporate Bonds
Aerospace & Defense .................................... — 6,950,030 — 6,950,030
Air Freight & Logistics .................................... — 388,057 — 388,057
Automobile Components .................................. — 166,671 — 166,671
Automobiles .......................................... — 1,623,577 — 1,623,577
Banks ............................................... — 73,976,031 4,972,962 78,948,993
Beverages ........................................... — 6,794,796 — 6,794,796
Biotechnology ......................................... — 6,306,860 — 6,306,860

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

Level 1 Level 2 Level 3 Total
Broadline Retail ........................................ $ — $ 11,049,679 $ — $ 11,049,679
Building Products ....................................... — 1,036,065 — 1,036,065
Capital Markets ........................................ — 58,409,916 3,085,020 61,494,936
Chemicals ............................................ — 30,174,741 — 30,174,741
Commercial Services & Supplies ............................. — 1,423,093 — 1,423,093
Communications Equipment ................................ — 1,270,527 — 1,270,527
Construction & Engineering ................................ — 510,157 — 510,157
Construction Materials .................................... — 436,533 — 436,533
Consumer Finance ...................................... — 15,491,412 — 15,491,412
Consumer Staples Distribution & Retail ........................ — 3,220,421 — 3,220,421
Containers & Packaging .................................. — 1,011,148 — 1,011,148
Distributors ........................................... — 103,422 — 103,422
Diversified REITs ....................................... — 3,975,936 — 3,975,936
Diversified Telecommunication Services ........................ — 10,116,380 — 10,116,380
Electric Utilities ........................................ — 59,811,767 1,890,263 61,702,030
Electrical Equipment ..................................... — 728,340 — 728,340
Electronic Equipment, Instruments & Components ................. — 1,566,283 — 1,566,283
Energy Equipment & Services .............................. — 1,713,703 — 1,713,703
Entertainment ......................................... — 973,968 — 973,968
Financial Services ...................................... — 12,270,273 170,000 12,440,273
Food Products ......................................... — 3,022,427 — 3,022,427
Gas Utilities ........................................... — 4,031,810 — 4,031,810
Ground Transportation ................................... — 8,303,026 — 8,303,026
Health Care Equipment & Supplies ........................... — 3,560,413 — 3,560,413
Health Care Providers & Services ............................ — 12,560,427 — 12,560,427
Health Care REITs ...................................... — 1,657,644 — 1,657,644
Hotel & Resort REITs .................................... — 100,345 — 100,345
Hotels, Restaurants & Leisure .............................. — 2,059,686 3,503,000 5,562,686
Household Durables ..................................... — 365,079 — 365,079
Household Products ..................................... — 686,856 — 686,856
Independent Power and Renewable Electricity Producers ............ — 2,104,905 — 2,104,905
Industrial Conglomerates .................................. — 670,195 — 670,195
Industrial REITs ........................................ — 1,375,234 — 1,375,234
Insurance ............................................ — 8,977,283 — 8,977,283
Interactive Media & Services ............................... — 19,194,189 — 19,194,189
IT Services ........................................... — 19,888,603 — 19,888,603
Leisure Products ....................................... — 216,456 — 216,456
Life Sciences Tools & Services .............................. — 694,178 — 694,178
Machinery ............................................ — 1,217,918 — 1,217,918
Media ............................................... — 16,738,211 — 16,738,211
Metals & Mining ........................................ — 3,062,547 — 3,062,547
Multi-Utilities .......................................... — 3,620,707 — 3,620,707
Office REITs .......................................... — 737,802 — 737,802
Oil, Gas & Consumable Fuels ............................... — 217,191,636 — 217,191,636
Paper & Forest Products .................................. — 177,424 — 177,424
Personal Care Products .................................. — 928,201 — 928,201
Pharmaceuticals ....................................... — 13,924,213 — 13,924,213
Professional Services .................................... — 591,377 — 591,377
Real Estate Management & Development ....................... — 113,052 — 113,052
Residential REITs ....................................... — 2,618,730 — 2,618,730
Retail REITs .......................................... — 1,702,454 — 1,702,454
Semiconductors & Semiconductor Equipment .................... — 6,939,353 — 6,939,353
Software ............................................. — 40,517,834 — 40,517,834
Specialized REITs ...................................... — 3,932,123 — 3,932,123
Specialty Retail ........................................ — 2,186,833 — 2,186,833
Technology Hardware, Storage & Peripherals .................... — 8,427,409 — 8,427,409
Textiles, Apparel & Luxury Goods ............................ — 84,276 — 84,276
Tobacco ............................................. — 3,638,117 — 3,638,117
Trading Companies & Distributors ............................ — 2,474,933 — 2,474,933
Transportation Infrastructure ............................... — 1,583,227 — 1,583,227
Water Utilities ......................................... — 749,866 — 749,866
Wireless Telecommunication Services ......................... — 3,331,465 — 3,331,465
Fixed Rate Loan Interests ................................... — — 3,406,782 3,406,782
Foreign Agency Obligations ................................. — 7,929,165 — 7,929,165
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Core Bond Portfolio

Level 1 Level 2 Level 3 Total
Foreign Government Obligations .............................. $ — $ 92,567,546 $ — $ 92,567,546
Investment Companies .................................... 48,982,605 — — 48,982,605
Municipal Bonds ......................................... — 18,416,629 — 18,416,629
Non-Agency Mortgage-Backed Securities ........................ — 529,720,617 — 529,720,617
Other Interests .......................................... — — 2 2
Preferred Securities ....................................... — 13,778,895 — 13,778,895
U.S. Government Sponsored Agency Securities .................... — 1,289,736,527 — 1,289,736,527
U.S. Treasury Obligations ................................... — 796,800,598 — 796,800,598
Short-Term Securities
Money Market Funds ...................................... 78,664,769 — — 78,664,769
Options Purchased
Foreign currency exchange contracts ........................... — 253,140 — 253,140
Interest rate contracts ...................................... — 1,139,923 — 1,139,923
Unfunded Floating Rate Loan Interests
(a)
........................... — — 65,362 65,362
Liabilities
Investments
TBA Sale Commitments .................................... — (225,595,983) — (225,595,983)
$ 127,647,374 $ 3,630,042,251 $ 19,096,791 $ 3,776,786,416
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 141,538 $ — $ 141,538
Foreign currency exchange contracts ............................ — 2,454,889 — 2,454,889
Interest rate contracts ....................................... 984,956 86,177 — 1,071,133
Liabilities
Credit contracts ........................................... — (201,911) — (201,911)
Equity contracts ........................................... — (157,841) — (157,841)
Foreign currency exchange contracts ............................ — (230,612) — (230,612)
Interest rate contracts ....................................... (2,869,531) (9,489,194) — (12,358,725)
$ (1,884,575) $ (7,396,954) $ — $ (9,281,529)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TIIEOIS Mexico Interbank TIIE 1-day
Fair Value Hierarchy as of Period End (continued)